First American Balanced Fund Profile
Class A, Class B and Class C Shares
February 1, 2000

This Profile summarizes key information about the fund that is included in the fund's prospectus. The fund's prospectus includes additional information about the fund, including a more detailed description of the risks associated with investing in the fund that you may want to consider before you invest. You may obtain the prospectus and other information about the fund at no cost by calling us at 1-800-637-2548, or by contacting your investment professional.

1.   WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

Balanced Fund's objective is to maximize total return (capital appreciation plus income).

2.   WHAT IS THE FUND'S PRINCIPAL INVESTMENT STRATEGY?

Balanced Fund invests in a balanced portfolio of stocks and bonds. The mix of securities will change based on existing and anticipated market conditions. Over the long term, the fund's asset mix is likely to average approximately 60% equity securities and 40% debt securities.

Under normal market conditions, the equity securities portion of the fund's portfolio will be invested primarily (at least 75% of the total assets) in common stocks of companies that cover a broad range of industries and that have market capitalizations of at least $5 billion at the time of purchase. The fund's advisor will utilize separate value and growth strategies in selecting securities for this portion of the fund. Although no limits will be placed on the fund's equity holdings invested in the value strategy versus the growth strategy, the advisor expects that, over the long-term, the fund will be invested in an equal mix of value and growth securities. In implementing the value strategy, the advisor will select securities it believes: are undervalued relative to other securities in the same industry or market; exhibit good or improving fundamentals; and exhibit an identifiable catalyst that could close the gap between market value and fair value over the next one to two years. In implementing the growth strategy, the advisor will select securities based on such factors such as: above average growth in revenue and earnings; strong competitive position; strong management; and sound financial condition.

Up to 25% of the equity portion of the fund may be invested in securities of foreign issuers that are either listed on a U.S. stock exchange or represented by American Depositary Receipts.

Under normal market conditions, the debt securities portion of the fund's portfolio will be comprised of securities such as U.S. government securities (securities issued or guaranteed by the U.S. government or its agencies or instrumentalities) including zero coupon bonds, mortgage-and asset-backed securities, and corporate debt obligations.

The fund's debt securities will be rated investment grade at the time or purchase or, if unrated, determined to be of comparable quality by the fund's advisor. At least 65% of these securities will be either U.S. government securities or securities that have received at least an A or equivalent rating. The fund may invest up to 15% of the debt portion of its portfolio in foreign securities payable in United States dollars. Under normal market conditions the fund attempts to maintain a weighted average maturity for the debt securities in its portfolio of 15 years or less and an average effective duration of three to eight years.

Additional information about the fund's investments is available in the fund's annual and semi-annual reports to shareholders. In the fund's annual report you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during the last fiscal year. You may obtain either or both of these reports at no cost by calling us at 1-800-637-2548.

3.   WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUND?

The value of your investment in this fund will change daily, which means you could lose money. The main risks in investing in this Fund include:

Risks of Common Stocks: Stocks may decline significantly in price over short or extended periods of time. Price changes may occur in the market as a whole, or they may occur in only a particular company, industry or sector of the market. In addition, value stocks and/or large capitalization stocks may underperform the market as a whole.

Foreign Security Risk: Securities of foreign issuers, even when dollar-denominated and publicly traded in the United States, may involve risks not associated with the securities of domestic issuers, including the risks of adverse currency fluctuations and of political or social instability or diplomatic developments that could adversely affect the securities.

Interest Rate Risk: Debt securities typically decrease in value when interest rates rise. This risk is usually greater for longer-term debt securities.

Income Risk: The fund's income could decline due to falling market interest rates.

Credit Risk: An issuer of debt securities may not make timely principal or interest payments on its securities, or the other party to a contract (such as a securities lending agreement) may default on its obligations.

Call Risk: During periods of falling interest rates, a bond issuer may "call" -- or repay -- its high-yielding bonds before their maturity date. The fund would then be forced to invest the unanticipated proceeds at lower interest rates, resulting in a decline in the fund's income.

Risks of Mortgage- and Asset-Backed Securities: Falling interest rates could cause faster than expected prepayments of the obligations underlying mortgage- and asset-backed securities, which the fund would have to invest at lower interest rates. On the other hand, rising interest rates could cause prepayments of the obligations to decrease, extending the life of mortgage- and asset-backed securities with lower interest rates.

Risks of Dollar Roll Transactions: The use of mortgage dollar rolls could increase the volatility of the fund's share price. It could also diminish the fund's investment performance if the advisor does not predict mortgage prepayments and interest rates correctly.

Fund Performance Information

The following illustrations provide you with information on the fund's volatility and performance. Of course, past performance does not guarantee future results. The bar chart shows you how performance of the fund's Class A shares has varied from year to year. The performance of Class B and Class C shares will be lower due to their higher expenses. Sales charges are not reflected in the chart; if they had been, returns would be lower.

The table compares the fund's performance for Class A and Class B shares over different time periods to that of the fund's benchmark index, which is a broad measures of market performance. However, because Class C shares have not been offered for a full calendar year, no information is presented for these shares. The fund's performance reflects sales charges and fund expenses; the benchmark is unmanaged and has no expenses. Both the chart and the table assume that all distributions have been reinvested.

ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR
12.31%     0.79%      26.51%      17.76%      16.98%     10.47%
--------------------------------------------------------------------------
1993       1994       1995        1996        1997       1998      1999

BEST QUARTER:
Quarter ending:         6/30/97
Total return            10.08%

WORST QUARTER:
Quarter ending:         9/30/98
Total Return            -5.78%

                                                                                      Since        Since
AVERAGE ANNUAL TOTAL RETURNS             Inception                                Inception    Inception
AS OF 12/31/99                                Date     One Year    Five Years     (Class A)    (Class B)
--------------------------------------------------------------------------------------------------------
Balanced Fund (Class A)                   12/14/92     _______%      _______%      _______%          N/A
--------------------------------------------------------------------------------------------------------
Balanced Fund (Class B)                    8/15/94     _______%           N/A           N/A     _______%
--------------------------------------------------------------------------------------------------------
Standard & Poor's 500 Composite Index                  _______%      _______%      _______%     _______%
--------------------------------------------------------------------------------------------------------
Lehman Gov't/Corp Bond Index                           _______%      _______%      _______%     _______%
--------------------------------------------------------------------------------------------------------

4.   WHAT ARE THE FEES AND EXPENSES OF THE FUND?

As an investor, you pay fees and expenses to buy and hold shares of the fund. You pay shareholder fees directly when you buy or sell shares. You pay annual fund operating expenses indirectly since they are deducted from fund assets. The figures below show fund expenses during the fiscal year ended September 30, 1999.(1)

-------------------------------------------------------------------------------------------------
SHAREHOLDER FEES                                                 CLASS A     CLASS B     CLASS C
-------------------------------------------------------------------------------------------------
     MAXIMUM SALES CHARGE (LOAD)
     AS A % OF OFFERING PRICE                                   5.25%(2)       0.00%       1.00%
     MAXIMUM DEFERRED SALES CHARGE (LOAD)
     AS A % OF ORIGINAL PURCHASE PRICE OR REDEMPTION
     PROCEEDS, WHICHEVER IS LESS                                0.00%(3)       5.00%       1.00%
ANNUAL FUND OPERATING EXPENSES AS A % OF AVERAGE NET ASSETS
-------------------------------------------------------------------------------------------------
     Management Fees                                               0.70%       0.70%       0.70%
     Distribution and Service (12b-1) Fees                         0.25%       1.00%       1.00%
     Other Expenses                                                ____%       ____%       ____%
     TOTAL                                                         ____%       ____%       ____%
-------------------------------------------------------------------------------------------------

(1) Actual expenses for the fiscal year were lower than those shown in the table because of voluntary fee waivers by the advisor. The net expenses the fund actually paid after waivers for the fiscal year ended September 30, 1999 were ____%, ____%, ____%, respectively, for Class A, Class B and Class C shares. THE ADVISOR INTENDS TO WAIVE FEES DURING THE CURRENT FISCAL YEAR SO THAT TOTAL FUND OPERATING EXPENSES DO NOT EXCEED 1.05%, 1.80% AND 1.80%, RESPECTIVELY, FOR CLASS A, CLASS B AND CLASS C SHARES. FEE WAIVERS MAY BE DISCONTINUED AT ANY TIME.
(2) Certain investors may qualify for reduced sales charges.
(3) Class A share investments of $1 million or more on which no front-end sales charge is paid may be subject to a contingent deferred sales charge.

--------------------------------------------------------------------------------
EXAMPLE This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:
--------------------------------------------------------------------------------

                            CLASS B        CLASS B        CLASS C        CLASS C
                           assuming    assuming no       assuming    assuming no
                         redemption     redemption     redemption     redemption
                          at end of      at end of      at end of      at end of
             CLASS A    each period    each period    each period    each period
--------------------------------------------------------------------------------

1 year        $  636         $  693         $  193         $  391         $  291
3 years       $  871         $  997         $  597         $  691         $  691
5 years       $1,125         $1,226         $1,026         $1,116         $1,116
10 years      $1,849         $2,027         $2,027         $2,300         $2,300

5.   WHO MANAGES THE FUND?

U.S. Bank National Association (U.S. Bank), acting through its First American Asset Management division, is the fund's investment advisor. First American Asset Management provides investment management services to individuals and institutions, including corporations, foundations, pensions and retirement plans. As of December 31, 1999, it had more than $ ____ billion in assets under management, including investment company assets of more than $ ____ billion. As investment advisor, First American Asset Management manages the fund's business and investment activities, subject to the authority of the board of directors.

The fund's investments are managed by a team of persons associated with First American Asset Management.

6.   HOW DO I BUY FUND SHARES?

You may become a shareholder in the fund with an initial investment of $1,000 or more ($250 for a retirement plan or a UGMA/UTMA account). Additional investments can be made for as little as $100 ($25 for a retirement plan or a UGMA/UTMA account). Your purchase price is typically the net asset value of your shares plus a front-end sales charge. Sales charges vary depending on the amount of your purchase. The fund's distributor receives the sales charge you pay and reallows a portion of the sales charge to your broker or participating institution.

                              Sales Charge--Class A                      Maximum
                                                                     Reallowance
                               as a % of                as a % of      as a % of
                                Purchase               Net Amount       Purchase
                                   Price                 Invested          Price
--------------------------------------------------------------------------------
Less than  $ 50,000                5.25%                    5.54%          5.00%
$ 50,000 - $ 99,999                4.25%                    4.44%          4.00%
$100,000 - $249,999                3.25%                    3.36%          3.00%
$250,000 - $499,999                2.25%                    2.30%          2.00%
$500,000 - $999,999                1.75%                    1.78%          1.50%
$1 million and over                   0%                       0%             0%

You may purchase shares by calling your broker or financial institution, or by simply completing and signing a new account form, enclose a check made payable to the fund you wish to invest in, and mailing both to: First American Funds, c/o DST Systems, Inc., P.O. Box 219382, Kansas City, Missouri 64121-9382. New account forms may be obtained by calling us at 1-800-637-2548.

7.   HOW CAN I SELL FUND SHARES?

If you purchased shares through a broker or financial institution, simply call them to sell your shares. If you did not purchase shares through a broker or financial institution, you may sell your shares by calling 1-800-637-2548. To sell shares by mail, send a written request to your broker or financial institution, or to the fund at the following address: First American Funds, c/o DST Systems, Inc., P.O. Box 219382, Kansas City, Missouri 64121-9382.

8.   HOW ARE FUND DISTRIBUTIONS MADE AND TAXED?

Dividends from the fund's net investment income are declared and paid monthly. Any capital gains are distributed at least once each year. For most investors, fund dividends and distributions are considered taxable whether they are reinvested or taken in cash (unless your investment is in an IRA or other tax-advantaged account). Dividends from the fund's net investment income and short-term capital gains are taxable as ordinary income. Distributions of the fund's long-term capital gains are taxable as long-term capital gains, regardless of how long you have held your shares.

9.   WHAT SERVICES ARE OFFERED BY THE FUND?

First American offers several ways to make it easier for you to manage your account, such as: telephone transactions; wire and electronic funds transfers; automatic investing; systematic withdrawals; and exchange privileges with other First American Funds. Personal service is always available by calling Investor Services at 1-800-637-2548.

First American Equity Income Fund Profile
Class A, Class B and Class C Shares
February 1, 2000

This Profile summarizes key information about the fund that is included in the fund's prospectus. The fund's prospectus includes additional information about the fund, including a more detailed description of the risks associated with investing in the fund that you may want to consider before you invest. You may obtain the prospectus and other information about the fund at no cost by calling us at 1-800-637-2548, or by contacting your investment professional.

1.   WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

Equity Income Fund's objective is long-term growth of capital and income.

2.   WHAT IS THE FUND'S PRINCIPAL INVESTMENT STRATEGY?

Under normal market conditions, Equity Income Fund invests primarily (at least 65% of its total assets) in equity securities of companies which the fund's investment advisor believes are characterized by 1) the ability to pay above average dividends; 2) the ability to finance expected growth; and 3) strong management. The fund will attempt to maintain a dividend that will grow quickly enough to keep pace with inflation. As a result, higher-yielding equity securities will generally represent the core holdings of the fund. However, the fund also may invest in lower-yielding, higher growth equity securities if the advisor believes they will help balance the portfolio. The fund's equity securities include common stocks and preferred stocks and corporate debt securities which are convertible into common stocks. All securities held by the fund will provide current income at the time of purchase.

The fund invests in convertible debt securities in pursuit of both long-term growth of capital and income. The securities' conversion features provide long-term growth potential, while interest payments on the securities provide income. The fund may invest in convertible debt securities without regard to their ratings, and therefore may hold convertible debt securities which are rated lower than investment grade.

Up to 25% of the fund's total assets may be invested in securities of foreign issuers which are either listed on a United States stock exchange or represented by American Depositary Receipts.

Additional information about the fund's investments is available in the fund's annual and semi-annual reports to shareholders. In the fund's annual report you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during the last fiscal year. You may obtain either or both of these reports at no cost by calling us at 1-800-637-2548.

3.   WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUND?

The value of your investment in this fund will change daily, which means you could lose money. The main risks of investing in this fund include:

Risks of Common Stocks: Stocks may decline significantly in price over short or extended periods of time. Price changes may occur in the market as a whole, or they may occur in only a particular company, industry or sector of the market.

Interest Rate Risk: Debt securities typically decrease in value when interest rates rise. This risk is usually greater for longer-term debt securities.

Credit Risk: An issuer of debt securities may not make timely principal or interest payments on its securities, or the other party to a contract (such as a securities lending agreement) may default on its obligations.

Risks of Non-Investment Grade Securities: The fund may invest in securities which are rated lower than investment grade. These securities, which are commonly called "high-yield" securities or "junk bonds," generally have more volatile prices and carry more risk to principal than investment grade securities. High yield securities may be more susceptible to real or perceived adverse economic conditions than investment grade securities. In addition, the secondary trading market may be less liquid.

Foreign Security Risk: Securities of foreign issuers, even when dollar-denominated and publicly traded in the United States, may involve risks not associated with the securities of domestic issuers, including the risks of adverse currency fluctuations and of political or social instability or diplomatic developments that could adversely affect the securities.

Fund Performance Information

The following illustrations provide you with information on the fund's volatility and performance. Of course, past performance does not guarantee future results. The bar chart shows you how performance of the fund's Class A shares has varied from year to year. The performance of Class B and Class C shares will be lower due to their higher expenses. Sales charges are not reflected in the chart; if they had been, returns would be lower.

The table compares the fund's performance for Class A and Class B shares over different time periods to that of the fund's benchmark index, which is a broad measures of market performance. However, because Class C shares have not been offered for a full calendar year, no information is presented for these shares. The fund's performance reflects sales charges and fund expenses; the benchmark is unmanaged and has no expenses. Both the chart and the table assume that all distributions have been reinvested.

ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR
_____%      _____%     22.73%     19.80%     27.53%     15.68%
--------------------------------------------------------------------------
1993        1994       1995       1996       1997       1998       1999


BEST QUARTER:
Quarter ending:         6/30/97
Total return            11.95%

WORST QUARTER:
Quarter ending:         9/30/98
Total return            -7.74%

                                                                                Since       Since
AVERAGE ANNUAL TOTAL RETURNS            Inception                           Inception   Inception
AS OF 12/31/99                               Date   One Year   Five Years   (Class A)   (Class B)
-------------------------------------------------------------------------------------------------
Equity Income Fund (Class A)             12/18/92      ____%        ____%       ____%         N/A
-------------------------------------------------------------------------------------------------
Equity Income Fund (Class B)              8/15/94      ____%        ____%         N/A       ____%
-------------------------------------------------------------------------------------------------
Standard & Poor's 500 Composite Index                  ____%        ____%       ____%       ____%
-------------------------------------------------------------------------------------------------
Lehman Gov't/Corp Bond Index                           ____%        ____%       ____%       ____%
-------------------------------------------------------------------------------------------------

4.   WHAT ARE THE FEES AND EXPENSES OF THE FUND?

As an investor, you pay fees and expenses to buy and hold shares of the fund. You pay shareholder fees directly when you buy or sell shares. You pay annual fund operating expenses indirectly since they are deducted from fund assets. The figures below show fund expenses during the fiscal year ended September 30, 1999.(1)

------------------------------------------------------------------------------------------------
SHAREHOLDER FEES                                                CLASS A     CLASS B      CLASS C
------------------------------------------------------------------------------------------------
     MAXIMUM SALES CHARGE (LOAD)
     AS A % OF OFFERING PRICE                                  5.25%(2)       0.00%        1.00%
     MAXIMUM DEFERRED SALES CHARGE (LOAD)
     AS A % OF ORIGINAL PURCHASE PRICE OR REDEMPTION
     PROCEEDS, WHICHEVER IS LESS                               0.00%(3)       5.00%        1.00%
ANNUAL FUND OPERATING EXPENSES AS A % OF AVERAGE NET ASSETS
------------------------------------------------------------------------------------------------
     Management Fees                                              0.70%       0.70%        0.70%
     Distribution and Service (12b-1) Fees                        0.25%       1.00%        1.00%
     Other Expenses                                               ____%       ____%        ____%
     TOTAL                                                        ____%       ____%        ____%
------------------------------------------------------------------------------------------------

(1) Actual expenses for the fiscal year were lower than those shown in the table because of voluntary fee waivers by the advisor. The net expenses the fund actually paid after waivers for the fiscal year ended September 30, 1999 were ____%, ____%, ____%, respectively, for Class A, Class B and Class C shares. THE ADVISOR INTENDS TO WAIVE FEES DURING THE CURRENT FISCAL YEAR SO THAT TOTAL FUND OPERATING EXPENSES DO NOT EXCEED 1.00%, 1.75% AND 1.75%, RESPECTIVELY, FOR CLASS A, CLASS B AND CLASS C SHARES. FEE WAIVERS MAY BE DISCONTINUED AT ANY TIME.
(2)Certain investors may qualify for reduced sales charges.
(3) Class A share investments of $1 million or more on which no front-end sales charge is paid may be subject to a contingent deferred sales charge.

--------------------------------------------------------------------------------
EXAMPLE This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:
--------------------------------------------------------------------------------

                            CLASS B        CLASS B        CLASS C        CLASS C
                           assuming    assuming no       assuming    assuming no
                         redemption     redemption     redemption     redemption
                          at end of      at end of      at end of      at end of
             CLASS A    each period    each period    each period    each period
--------------------------------------------------------------------------------

1 year        $  633         $  690         $  190         $  388         $  288
3 years       $  862         $  988         $  588         $  682         $  682
5 years       $1,110         $1,211         $1,011         $1,101         $1,101
10 years      $1,817         $1,995         $1,995         $2,268         $2,268

5. WHO MANAGES THE FUND?

U.S. Bank National Association (U.S. Bank), acting through its First American Asset Management division, is the fund's investment advisor. First American Asset Management provides investment management services to individuals and institutions, including corporations, foundations, pensions and retirement plans. As of December 31, 1999, it had more than $ ____ billion in assets under management, including investment company assets of more than $ ____ billion. As investment advisor, First American Asset Management manages the fund's business and investment activities, subject to the authority of the board of directors.

The fund is managed by a team of persons associated with First American Asset Management.

6.   HOW DO I BUY FUND SHARES?

You may become a shareholder in the fund with an initial investment of $1,000 or more ($250 for a retirement plan or a UGMA/UTMA account). Additional investments can be made for as little as $100 ($25 for a retirement plan or a UGMA/UTMA account). Your purchase price is typically the net asset value of your shares plus a front-end sales charge. Sales charges vary depending on the amount of your purchase. The fund's distributor receives the sales charge you pay and reallows a portion of the sales charge to your broker or participating institution.

                                  Sales Charge--Class A                  Maximum
                                                                     Reallowance
                                    as a % of          as a % of       as a % of
                                     Purchase         Net Amount        Purchase
                                        Price           Invested           Price
--------------------------------------------------------------------------------
Less than  $ 50,000                     5.25%              5.54%           5.00%
$ 50,000 - $ 99,999                     4.25%              4.44%           4.00%
$100,000 - $249,999                     3.25%              3.36%           3.00%
$250,000 - $499,999                     2.25%              2.30%           2.00%
$500,000 - $999,999                     1.75%              1.78%           1.50%
$1 million and over                        0%                 0%              0%

You may purchase shares by calling your broker or financial institution, or by simply completing and signing a new account form, enclose a check made payable to the fund you wish to invest in, and mailing both to: First American Funds, c/o DST Systems, Inc., P.O. Box 219382, Kansas City, Missouri 64121-9382. New account forms may be obtained by calling us at 1-800-637-2548.

7.   HOW CAN I SELL FUND SHARES?

If you purchased shares through a broker or financial institution, simply call them to sell your shares. If you did not purchase shares through a broker or financial institution, you may sell your shares by calling 1-800-637-2548. To sell shares by mail, send a written request to your broker or financial institution, or to the fund at the following address: First American Funds, c/o DST Systems, Inc., P.O. Box 219382, Kansas City, Missouri 64121-9382.

8.   HOW ARE FUND DISTRIBUTIONS MADE AND TAXED?

Dividends from the fund's net investment income are declared and paid monthly. Any capital gains are distributed at least once each year. For most investors, fund dividends and distributions are considered taxable whether they are reinvested or taken in cash (unless your investment is in an IRA or other tax-advantaged account). Dividends from the fund's net investment income and short-term capital gains are taxable as ordinary income. Distributions of the fund's long-term capital gains are taxable as long-term capital gains, regardless of how long you have held your shares.

9.   WHAT SERVICES ARE OFFERED BY THE FUND?

First American offers several ways to make it easier for you to manage your account, such as: telephone transactions; wire and electronic funds transfers; automatic investing; systematic withdrawals; and exchange privileges with other First American Funds. Personal service is always available by calling Investor Services at 1-800-637-2548.

First American Equity Index Fund Profile
Class A, Class B and Class C Shares
February 1, 2000

This Profile summarizes key information about the fund that is included in the fund's prospectus. The fund's prospectus includes additional information about the fund, including a more detailed description of the risks associated with investing in the fund that you may want to consider before you invest. You may obtain the prospectus and other information about the fund at no cost by calling us at 1-800-637-2548, or by contacting your investment professional.

1.   WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

Equity Index Fund's objective is to provide investment results that correspond to the performance of the Standard & Poor's 500 Composite Index (S&P 500).

2.   WHAT IS THE FUND'S PRINCIPAL INVESTMENT STRATEGY?

Under normal market conditions, Equity Index Fund invests at least 90% of its total assets in common stocks included in the S&P 500. The S&P 500 is a market-value weighted index consisting of 500 stocks chosen for market size, liquidity and industry group representation. The fund's advisor believes that the fund's objective can best be achieved by investing in common stocks of approximately 90% to 100% of the issues included in the S&P 500, depending on the size of the fund. A computer program is used to identify which stocks should be purchased or sold in order to replicate, as closely as possible, the composition of the S&P 500.

Because the fund may not always hold all of the stocks included in the S&P 500, and because the fund has expenses and the index does not, the fund will not duplicate the index's performance precisely. However, the fund's advisor believes there should be a close correlation between the fund's performance and that of the S&P 500 in both rising and falling markets. The fund will attempt to achieve a correlation between the performance of its portfolio and that of the S&P 500 of at least 95%, without taking into account expenses of the fund. A perfect correlation would be indicated by a figure of 100%, which would be achieved if the fund's net asset value, including the value of its dividends and capital gains distributions, increased or decreased in exact proportion to changes in the S&P 500. If the fund is unable to achieve a correlation of 95% over time, the fund's board of directors will consider alternative strategies for the fund.

The fund also may invest up to 10% of its total assets in stock index futures contracts, options on stock indices, options on stock index futures and index participation contracts based on the S&P 500. The fund makes these investments to maintain the liquidity needed to meet redemption requests, to increase the level of fund assets devoted to replicating the composition of the S&P 500 and to reduce transaction costs.

Additional information about the fund's investments is available in the fund's annual and semi-annual reports to shareholders. In the fund's annual report you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during the last fiscal year. You may obtain either or both of these reports at no cost by calling us at 1-800-637-2548.

3.   WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUND?

The value of your investment in this fund will change daily, which means you could lose money. The main risks of investing in this fund include:

Risks of Common Stocks: Stocks may decline significantly in price over short or extended periods of time. Price changes may occur in the market as a whole, or they may occur in only a particular company, industry or sector of the market.

Failure to Match Performance of S&P 500: The fund's ability to replicate the performance of the S&P 500 may be affected by, among other things, changes in securities markets, the manner in which Standard & Poor's calculates the performance of the S&P 500, the amount and timing of cash flows into and out of the fund, commissions, sales charges (if any) and other expenses.

Risks of Options and Futures: The fund will suffer a loss in connection with its use of options, futures contracts and options on futures contracts if securities prices do not move in the direction anticipated by the fund's advisor when entering into the options or the futures contracts.

Risks of Securities Lending: The fund is subject to the risk that the other party to a securities lending agreement will default on its obligations.

Fund Performance Information

The following illustrations provide you with information on the fund's volatility and performance. Of course, past performance does not guarantee future results. The bar chart shows you how performance of the fund's Class A shares has varied from year to year. The performance of Class B and Class C shares will be lower due to their higher expenses. Sales charges are not reflected in the chart; if they had been, returns would be lower.

The table compares the fund's performance for Class A and Class B shares over different time periods to that of the fund's benchmark index, which is a broad measures of market performance. However, because Class C shares have not been offered for a full calendar year, no information is presented for these shares. The fund's performance reflects sales charges and fund expenses; the benchmark is unmanaged and has no expenses. Both the chart and the table assume that all distributions have been reinvested.

ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR
9.80%     1.02%      36.63%      22.13%      32.51%      28.24%
----------------------------------------------------------------------------
1993      1994       1995        1996        1997        1998        1999

BEST QUARTER:
Quarter ending:         12/31/98
Total return            21.30%

WORST QUARTER:
Quarter ending:         9/30/98
Total return            -9.96%

                                                                                 Since        Since
AVERAGE ANNUAL TOTAL RETURNS            Inception                            Inception    Inception
AS OF 12/31/99                               Date   One Year   Five Years    (Class A)    (Class B)
---------------------------------------------------------------------------------------------------
Equity Index Fund (Class A)              12/14/92      ____%        ____%       _____%          N/A
---------------------------------------------------------------------------------------------------
Equity Index Fund (Class B)               8/15/94      ____%          N/A          N/A     _______%
---------------------------------------------------------------------------------------------------
Standard & Poor's 500 Composite Index                  ____%        ____%       _____%     _______%
---------------------------------------------------------------------------------------------------

4.   WHAT ARE THE FEES AND EXPENSES OF THE FUND?

As an investor, you pay fees and expenses to buy and hold shares of the fund. You pay shareholder fees directly when you buy or sell shares. You pay annual fund operating expenses indirectly since they are deducted from fund assets. The figures below show fund expenses during the fiscal year ended September 30, 1999.(1)

-------------------------------------------------------------------------------------------------
SHAREHOLDER FEES                                                  CLASS A     CLASS B     CLASS C
-------------------------------------------------------------------------------------------------
      MAXIMUM SALES CHARGE (LOAD)
      AS A % OF OFFERING PRICE                                   5.25%(2)       0.00%       1.00%
      MAXIMUM DEFERRED SALES CHARGE (LOAD)
      AS A % OF ORIGINAL PURCHASE PRICE OR REDEMPTION
      PROCEEDS, WHICHEVER IS LESS                                0.00%(3)       5.00%       1.00%
ANNUAL FUND OPERATING EXPENSES AS A % OF AVERAGE NET ASSETS
-------------------------------------------------------------------------------------------------
      Management Fees                                               0.70%       0.70%       0.70%
      Distribution and Service (12b-1) Fees                         0.25%       1.00%       1.00%
      Other Expenses                                                ____%       ____%       ____%
      TOTAL                                                         ____%       ____%       ____%
-------------------------------------------------------------------------------------------------

(1) Actual expenses for the fiscal year were lower than those shown in the table because of voluntary fee waivers by the advisor. The net expenses the fund actually paid after waivers for the fiscal year ended September 30, 1999 were ____%, ____%, ____%, respectively, for Class A, Class B and Class C shares. THE ADVISOR INTENDS TO WAIVE FEES DURING THE CURRENT FISCAL YEAR SO THAT TOTAL FUND OPERATING EXPENSES DO NOT EXCEED 0.60%, 1.35% AND 1.35%, RESPECTIVELY, FOR CLASS A, CLASS B AND CLASS C SHARES. FEE WAIVERS MAY BE DISCONTINUED AT ANY TIME.
(2) Certain investors may qualify for reduced sales charges.
(3) Class A share investments of $1 million or more on which no front-end sales charge is paid may be subject to a contingent deferred sales charge.

--------------------------------------------------------------------------------
EXAMPLE This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:
--------------------------------------------------------------------------------

                            CLASS B        CLASS B        CLASS C        CLASS C
                           assuming    assuming no       assuming    assuming no
                         redemption     redemption     redemption     redemption
                          at end of      at end of      at end of      at end of
             CLASS A    each period    each period    each period    each period
--------------------------------------------------------------------------------

1 year        $ 634          $  691         $  191         $  389         $  289
3 years       $ 865          $  991         $  591         $  685         $  685
5 years       $1,115         $1,216         $1,016         $1,106         $1,106
10 years      $1,827         $2,005         $2,005         $2,279         $2,279

5.   WHO MANAGES THE FUND?

U.S. Bank National Association (U.S. Bank), acting through its First American Asset Management division, is the fund's investment advisor. First American Asset Management provides investment management services to individuals and institutions, including corporations, foundations, pensions and retirement plans. As of December 31, 1999, it had more than $ ____ billion in assets under management, including investment company assets of more than $ ____ billion. As investment advisor, First American Asset Management manages the fund's business and investment activities, subject to the authority of the board of directors.

The fund is managed by a team of persons associated with First American Asset Management.

6.   HOW DO I BUY FUND SHARES?

You may become a shareholder in the fund with an initial investment of $1,000 or more ($250 for a retirement plan or a UGMA/UTMA account). Additional investments can be made for as little as $100 ($25 for a retirement plan or a UGMA/UTMA account). Your purchase price is typically the net asset value of your shares plus a front-end sales charge. Sales charges vary depending on the amount of your purchase. The funds' distributor receives the sales charge you pay and reallows a portion of the sales charge to your broker or participating institution.

                                  Sales Charge--Class A                  Maximum
                                                                     Reallowance
                                    as a % of          as a % of       as a % of
                                     Purchase         Net Amount        Purchase
                                        Price           Invested           Price
--------------------------------------------------------------------------------
Less than  $ 50,000                     5.25%              5.54%           5.00%
$ 50,000 - $ 99,999                     4.25%              4.44%           4.00%
$100,000 - $249,999                     3.25%              3.36%           3.00%
$250,000 - $499,999                     2.25%              2.30%           2.00%
$500,000 - $999,999                     1.75%              1.78%           1.50%
$1 million and over                        0%                 0%              0%

You may purchase shares by calling your broker or financial institution, or by simply completing and signing a new account form, enclose a check made payable to the fund you wish to invest in, and mailing both to: First American Funds, c/o DST Systems, Inc., P.O. Box 219382, Kansas City, Missouri 64121-9382. New account forms may be obtained by calling us at 1-800-637-2548.

7.   HOW CAN I SELL FUND SHARES?

If you purchased shares through a broker or financial institution, simply call them to sell your shares. If you did not purchase shares through a broker or financial institution, you may sell your shares by calling 1-800-637-2548. To sell shares by mail, send a written request to your broker or financial institution, or to the fund at the following address: First American Funds, c/o DST Systems, Inc., P.O. Box 219382, Kansas City, Missouri 64121-9382.

8.   HOW ARE FUND DISTRIBUTIONS MADE AND TAXED?

Dividends from the fund's net investment income are declared and paid monthly. Any capital gains are distributed at least once each year. For most investors, fund dividends and distributions are considered taxable whether they are reinvested or taken in cash (unless your investment is in an IRA or other tax-advantaged account). Dividends from the fund's net investment income and short-term capital gains are taxable as ordinary income. Distributions of the fund's long-term capital gains are taxable as long-term capital gains, regardless of how long you have held your shares.

9.   WHAT SERVICES ARE OFFERED BY THE FUND?

First American offers several ways to make it easier for you to manage your account, such as: telephone transactions; wire and electronic funds transfers; automatic investing; systematic withdrawals; and exchange privileges with other First American Funds. Personal service is always available by calling Investor Services at 1-800-637-2548.

First American Large Cap Growth Fund Profile
Class A, Class B and Class C Shares
February 1, 2000

This Profile summarizes key information about the fund that is included in the fund's prospectus. The fund's prospectus includes additional information about the fund, including a more detailed description of the risks associated with investing in the fund that you may want to consider before you invest. You may obtain the prospectus and other information about the fund at no cost by calling us at 1-800-637-2548, or by contacting your investment professional.

1.   WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

Large Cap Growth Fund's objective is long-term growth of capital.

2.   WHAT IS THE FUND'S PRINCIPAL INVESTMENT STRATEGY?

Under normal market conditions, Large Cap Growth Fund invests primarily (at least 75% of its total assets) in common stocks of companies that have market capitalizations of at least $5 billion at the time of purchase. The advisor will select companies that it believes exhibit the potential for superior growth based on factors such as: above average growth in revenue and earnings; strong competitive position; strong management; and sound financial condition. Up to 25% of the fund's total assets may be invested in securities of foreign issuers which are either listed on a United States stock exchange or represented by American Depositary Receipts.

Additional information about the fund's investments is available in the fund's annual and semi-annual reports to shareholders. In the fund's annual report you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during the last fiscal year. You may obtain either or both of these reports at no cost by calling us at 1-800-637-2548.

3.   WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUND?

The value of your investment in this fund will change daily, which means you could lose money. The main risks of investing in this fund include:

Risks of Common Stocks: Stocks may decline significantly in price over short or extended periods of time. Price changes may occur in the market as a whole, or they may occur in only a particular company, industry or sector of the market.

Foreign Security Risk: Securities of foreign issuers, even when dollar-denominated and publicly traded in the United States, may involve risks not associated with the securities of domestic issuers, including the risks of adverse currency fluctuations and of political or social instability or diplomatic developments that could adversely affect the securities.

Risks of Securities Lending: The fund is subject to the risk that the other party to a securities lending agreement will default on its obligations.

Fund Performance Information

The following illustrations provide you with information on the fund's volatility and performance. Of course, past performance does not guarantee future results. The bar chart shows you how performance of the fund's Class A shares has varied from year to year. The performance of Class B and Class C shares will be lower due to their higher expenses. Sales charges are not reflected in the chart; if they had been, returns would be lower.

The table compares the fund's performance for Class A and Class B shares over different time periods to that of the fund's benchmark index, which is a broad measures of market performance. However, because Class C shares have not been offered for a full calendar year, no information is presented for these shares. The fund's performance reflects sales charges and fund expenses; the benchmark is unmanaged and has no expenses.
Both the chart and the table assume that all distributions have been reinvested.

ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR
____%      ____%     32.43%     22.93%      21.42%     23.56%
-------------------------------------------------------------------------
1993       1994      1995       1996        1997       1998       1999

BEST QUARTER:
Quarter ending:         12/31/98
Total return            21.08%

WORST QUARTER:
Quarter ending:         9/30/98
Total return            -14.22%

                                                                                     Since        Since
AVERAGE ANNUAL TOTAL RETURNS             Inception                               Inception    Inception
AS OF 12/31/99                                Date    One  Year    Five Years    (Class A)    (Class B)
-------------------------------------------------------------------------------------------------------
Large Cap Growth Fund (Class A)           12/15/92      ______%       ______%      ______%          N/A
-------------------------------------------------------------------------------------------------------
Large Cap Growth Fund (Class B)            8/15/94      ______%       ______%          N/A      ______%
-------------------------------------------------------------------------------------------------------
Standard & Poor's 500 Composite Index                   ______%       ______%      ______%      ______%
-------------------------------------------------------------------------------------------------------

4.   WHAT ARE THE FEES AND EXPENSES OF THE FUND?

As an investor, you pay fees and expenses to buy and hold shares of the fund. You pay shareholder fees directly when you buy or sell shares. You pay annual fund operating expenses indirectly since they are deducted from fund assets. The figures below show fund expenses during the fiscal year ended September 30, 1999.(1)

------------------------------------------------------------------------------------------------
SHAREHOLDER FEES                                                  CLASS A     CLASS B    CLASS C
------------------------------------------------------------------------------------------------
      MAXIMUM SALES CHARGE (LOAD)
      AS A % OF OFFERING PRICE                                   5.25%(2)       0.00%      1.00%
      MAXIMUM DEFERRED SALES CHARGE (LOAD)
      AS A % OF ORIGINAL PURCHASE PRICE OR REDEMPTION
      PROCEEDS, WHICHEVER IS LESS                                0.00%(3)       5.00%      1.00%
ANNUAL FUND OPERATING EXPENSES AS A % OF AVERAGE NET ASSETS
------------------------------------------------------------------------------------------------
      Management Fees                                               0.70%       0.70%      0.70%
      Distribution and Service (12b-1) Fees                         0.25%       1.00%      1.00%
      Other Expenses                                                ____%       ____%      ____%
      TOTAL                                                         ____%       ____%      ____%
------------------------------------------------------------------------------------------------

(1) Actual expenses for the fiscal year were lower than those shown in the table because of voluntary fee waivers by the advisor. The net expenses the fund actually paid after waivers for the fiscal year ended September 30, 1999 were ____%, ____%, ____%, respectively, for Class A, Class B and Class C shares. THE ADVISOR INTENDS TO WAIVE FEES DURING THE CURRENT FISCAL YEAR SO THAT TOTAL FUND OPERATING EXPENSES DO NOT EXCEED 1.05%, 1.80% AND 1.80%, RESPECTIVELY, FOR CLASS A, CLASS B AND CLASS C SHARES. FEE WAIVERS MAY BE DISCONTINUED AT ANY TIME. (2) Certain investors may qualify for reduced sales charges. (3) Class A share investments of $1 million or more on which no front-end sales charge is paid may be subject to a contingent deferred sales charge.

--------------------------------------------------------------------------------
EXAMPLE This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:
--------------------------------------------------------------------------------

                           CLASS B        CLASS B        CLASS C         CLASS C
                          assuming    assuming no       assuming     assuming no
                        redemption     redemption     redemption      redemption
                         at end of      at end of      at end of       at end of
            CLASS A    each period    each period    each period     each period
--------------------------------------------------------------------------------

1 year       $  632         $  689         $  189         $  387          $  287
3 years      $  859         $  985         $  585         $  679          $  679
5 years      $1,104         $1,206         $1,006         $1,096          $1,096
10 years     $1,806         $1,984         $1,984         $2,258          $2,258

5.   WHO MANAGES THE FUND?

U.S. Bank National Association (U.S. Bank), acting through its First American Asset Management division, is the fund's investment advisor. First American Asset Management provides investment management services to individuals and institutions, including corporations, foundations, pensions and retirement plans. As of December 31, 1999, it had more than $ ____ billion in assets under management, including investment company assets of more than $ ____ billion. As investment advisor, First American Asset Management manages the fund's business and investment activities, subject to the authority of the board of directors.

The fund is managed by a team of persons associated with First American Asset Management.

6.   HOW DO I BUY FUND SHARES?

You may become a shareholder in the fund with an initial investment of $1,000 or more ($250 for a retirement plan or a UGMA/UTMA account). Additional investments can be made for as little as $100 ($25 for a retirement plan or a UGMA/UTMA account). Your purchase price is typically the net asset value of your shares plus a front-end sales charge. Sales charges vary depending on the amount of your purchase. The funds' distributor receives the sales charge you pay and reallows a portion of the sales charge to your broker or participating institution.

                                  Sales Charge--Class A                  Maximum
                                                                     Reallowance
                                    as a % of         as a % of        as a % of
                                     Purchase        Net Amount         Purchase
                                        Price          Invested            Price
--------------------------------------------------------------------------------
Less than  $ 50,000                     5.25%             5.54%            5.00%
$ 50,000 - $ 99,999                     4.25%             4.44%            4.00%
$100,000 - $249,999                     3.25%             3.36%            3.00%
$250,000 - $499,999                     2.25%             2.30%            2.00%
$500,000 - $999,999                     1.75%             1.78%            1.50%
$1 million and over                        0%                0%               0%

You may purchase shares by calling your broker or financial institution, or by simply completing and signing a new account form, enclose a check made payable to the fund you wish to invest in, and mailing both to: First American Funds, c/o DST Systems, Inc., P.O. Box 219382, Kansas City, Missouri 64121-9382. New account forms may be obtained by calling us at 1-800-637-2548.

7.   HOW CAN I SELL FUND SHARES?

If you purchased shares through a broker or financial institution, simply call them to sell your shares. If you did not purchase shares through a broker or financial institution, you may sell your shares by calling 1-800-637-2548. To sell shares by mail, send a written request to your broker or financial institution, or to the fund at the following address: First American Funds, c/o DST Systems, Inc., P.O. Box 219382, Kansas City, Missouri 64121-9382.

8.   HOW ARE FUND DISTRIBUTIONS MADE AND TAXED?

Dividends from the fund's net investment income are declared and paid monthly. Any capital gains are distributed at least once each year. For most investors, fund dividends and distributions are considered taxable whether they are reinvested or taken in cash (unless your investment is in an IRA or other tax-advantaged account). Dividends from the fund's net investment income and short-term capital gains are taxable as ordinary income. Distributions of the fund's long-term capital gains are taxable as long-term capital gains, regardless of how long you have held your shares. Because of its investment objective and strategy, distributions for the fund are expected to consist primarily of capital gains.

9.   WHAT SERVICES ARE OFFERED BY THE FUND?

First American offers several ways to make it easier for you to manage your account, such as: telephone transactions; wire and electronic funds transfers; automatic investing; systematic withdrawals; and exchange privileges with other First American Funds. Personal service is always available by calling Investor Services at 1-800-637-2548.

First American Large Cap Value Fund Profile
Class A, Class B and Class C Shares
February 1, 2000

This Profile summarizes key information about the fund that is included in the fund's prospectus. The fund's prospectus includes additional information about the fund, including a more detailed description of the risks associated with investing in the fund that you may want to consider before you invest. You may obtain the prospectus and other information about the fund at no cost by calling us at 1-800-637-2548, or by contacting your investment professional.

1.   WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

Large Cap Value Fund's primary objective is capital appreciation. Current income is a secondary objective of the fund.

2.   WHAT IS THE FUND'S PRINCIPAL INVESTMENT STRATEGY?

Under normal market conditions, Large Cap Value Fund invests primarily (at least 75% of its total assets) in common stocks of companies that cover a broad range of industries and that have market capitalizations of at least $5 billion at the time of purchase. In selecting stocks, the fund's advisor invests in securities that it believes: are undervalued relative to other securities in the same industry or market; exhibit good or improving fundamentals; and exhibit an identifiable catalyst that could close the gap between market value and fair value over the next one to two years. Up to 25% of the fund's total assets may be invested in securities of foreign issuers which are either listed on a United States stock exchange or represented by American Depositary Receipts.

Additional information about the fund's investments is available in the fund's annual and semi-annual reports to shareholders. In the fund's annual report you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during the last fiscal year. You may obtain either or both of these reports at no cost by calling us at 1-800-637-2548.

3.   WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUND?

The value of your investment in this fund will change daily, which means you could lose money. The main risks of investing in this fund include:

Risks of Common Stocks: Stocks may decline significantly in price over short or extended periods of time. Price changes may occur in the market as a whole, or they may occur in only a particular company, industry or sector of the market.

Foreign Security Risk: Securities of foreign issuers, even when dollar-denominated and publicly traded in the United States, may involve risks not associated with the securities of domestic issuers, including the risks of adverse currency fluctuations and of political or social instability or diplomatic developments that could adversely affect the securities.

Risks of Securities Lending: The fund is subject to the risk that the other party to a securities lending agreement will default on its obligations.

Fund Performance Information

The following illustrations provide you with information on the fund's volatility and performance. Of course, past performance does not guarantee future results. The bar chart shows you how performance of the fund's Class A shares has varied from year to year. The performance of Class B and Class C shares will be lower due to their higher expenses. Sales charges are not reflected in the chart; if they had been, returns would be lower.

The table compares the fund's performance for Class A and Class B shares over different time periods to that of the fund's benchmark index, which is a broad measures of market performance. However, because Class C shares have not been offered for a full calendar year, no information is presented for these shares. The fund's performance reflects sales charges and fund expenses; the benchmark is unmanaged and has no expenses. Both the chart and the table assume that all distributions have been reinvested.

ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR
-2.01%   21.46%  7.98%   15.10%   4.12%   31.94%   29.10%   22.41%   9.71%
--------------------------------------------------------------------------------
1990     1991    1992    1993     1994    1995     1996     1997     1998   1999

BEST QUARTER:
Quarter ending:         12/31/98
Total return            16.55%

WORST QUARTER:
Quarter ending:         9/30/98
Total return            -13.91%

                                                                                            Since
AVERAGE ANNUAL TOTAL RETURNS            Inception       One       Five     Ten Years    Inception
AS OF 12/31/99                               Date      Year      Years     (Class A)    (Class B)
-------------------------------------------------------------------------------------------------
Large Cap Value Fund (Class A)           12/22/87    _____%     _____%        _____%          N/A
-------------------------------------------------------------------------------------------------
Large Cap Value Fund (Class B)            8/15/94    _____%        N/A           N/A       _____%
-------------------------------------------------------------------------------------------------
Standard & Poor's 500 Composite Index                _____%     _____%        _____%       _____%
-------------------------------------------------------------------------------------------------

4.   WHAT ARE THE FEES AND EXPENSES OF THE FUND?

As an investor, you pay fees and expenses to buy and hold shares of the fund. You pay shareholder fees directly when you buy or sell shares. You pay annual fund operating expenses indirectly since they are deducted from fund assets. The figures below show fund expenses during the fiscal year ended September 30, 1999.(1)

----------------------------------------------------------------------------------------------
SHAREHOLDER FEES                                               CLASS A     CLASS B     CLASS C
----------------------------------------------------------------------------------------------
      MAXIMUM SALES CHARGE (LOAD)
      AS A % OF OFFERING PRICE                                5.25%(2)       0.00%       1.00%
      MAXIMUM DEFERRED SALES CHARGE (LOAD)
      AS A % OF ORIGINAL PURCHASE PRICE OR REDEMPTION
      PROCEEDS, WHICHEVER IS LESS                             0.00%(3)       5.00%       1.00%
ANNUAL FUND OPERATING EXPENSES AS A % OF AVERAGE NET ASSETS
----------------------------------------------------------------------------------------------
      Management Fees                                            0.70%       0.70%       0.70%
      Distribution and Service (12b-1) Fees                      0.25%       1.00%       1.00%
      Other Expenses                                             ____%       ____%       ____%
      TOTAL                                                      ____%       ____%       ____%
----------------------------------------------------------------------------------------------

(1)Actual expenses for the fiscal year were lower than those shown in the table because of voluntary fee waivers by the advisor. The net expenses the fund actually paid after waivers for the fiscal year ended September 30, 1999 were ____%, ____%, ____%, respectively, for Class A, Class B and Class C shares. THE ADVISOR INTENDS TO WAIVE FEES DURING THE CURRENT FISCAL YEAR SO THAT TOTAL FUND OPERATING EXPENSES DO NOT EXCEED 1.05%, 1.80% AND 1.80%, RESPECTIVELY, FOR CLASS A, CLASS B AND CLASS C SHARES. FEE WAIVERS MAY BE DISCONTINUED AT ANY TIME.
(2) Certain investors may qualify for reduced sales charges.
(3) Class A share investments of $1 million or more on which no front-end sales charge is paid may be subject to a contingent deferred sales charge.

--------------------------------------------------------------------------------
EXAMPLE This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:
--------------------------------------------------------------------------------

                            CLASS B        CLASS B        CLASS C        CLASS C
                           assuming    assuming no       assuming    assuming no
                         redemption     redemption     redemption     redemption
                          at end of      at end of      at end of      at end of
             CLASS A    each period    each period    each period    each period
--------------------------------------------------------------------------------

1 year        $  634         $  691         $  191         $  389         $  289
3 years       $  865         $  991         $  591         $  685         $  685
5 years       $1,115         $1,216         $1,016         $1,106         $1,106
10 years      $1,827         $2,005         $2,005         $2,279         $2,279

5.   WHO MANAGES THE FUND?

U.S. Bank National Association (U.S. Bank), acting through its First American Asset Management division, is the fund's investment advisor. First American Asset Management provides investment management services to individuals and institutions, including corporations, foundations, pensions and retirement plans. As of December 31, 1999, it had more than $ ____ billion in assets under management, including investment company assets of more than $ ____ billion. As investment advisor, First American Asset Management manages the fund's business and investment activities, subject to the authority of the board of directors.

The fund is managed by a team of persons associated with First American Asset Management.

6.   HOW DO I BUY FUND SHARES?

You may become a shareholder in the fund with an initial investment of $1,000 or more ($250 for a retirement plan or a UGMA/UTMA account). Additional investments can be made for as little as $100 ($25 for a retirement plan or a UGMA/UTMA account). Your purchase price is typically the net asset value of your shares plus a front-end sales charge. Sales charges vary depending on the amount of your purchase. The fund's distributor receives the sales charge you pay and reallows a portion of the sales charge to your broker or participating institution.

                                 Sales Charge--Class A                   Maximum
                                                                     Reallowance
                                   as a % of          as a % of        as a % of
                                    Purchase         Net Amount         Purchase
                                       Price           Invested            Price
--------------------------------------------------------------------------------
Less than  $ 50,000                    5.25%              5.54%            5.00%
$ 50,000 - $ 99,999                    4.25%              4.44%            4.00%
$100,000 - $249,999                    3.25%              3.36%            3.00%
$250,000 - $499,999                    2.25%              2.30%            2.00%
$500,000 - $999,999                    1.75%              1.78%            1.50%
$1 million and over                       0%                 0%               0%

You may purchase shares by calling your broker or financial institution, or by simply completing and signing a new account form, enclose a check made payable to the fund you wish to invest in, and mailing both to: First American Funds, c/o DST Systems, Inc., P.O. Box 219382, Kansas City, Missouri 64121-9382. New account forms may be obtained by calling us at 1-800-637-2548.

7.   HOW CAN I SELL FUND SHARES?

If you purchased shares through a broker or financial institution, simply call them to sell your shares. If you did not purchase shares through a broker or financial institution, you may sell your shares by calling 1-800-637-2548. To sell shares by mail, send a written request to your broker or financial institution, or to the fund at the following address: First American Funds, c/o DST Systems, Inc., P.O. Box 219382, Kansas City, Missouri 64121-9382.

8.   HOW ARE FUND DISTRIBUTIONS MADE AND TAXED?

Dividends from the fund's net investment income are declared and paid monthly. Any capital gains are distributed at least once each year. For most investors, fund dividends and distributions are considered taxable whether they are reinvested or taken in cash (unless your investment is in an IRA or other tax-advantaged account). Dividends from the fund's net investment income and short-term capital gains are taxable as ordinary income. Distributions of the fund's long-term capital gains are taxable as long-term capital gains, regardless of how long you have held your shares. Because of its investment objective and strategy, distributions for the fund are expected to consist primarily of capital gains.

9.   WHAT SERVICES ARE OFFERED BY THE FUND?

First American offers several ways to make it easier for you to manage your account, such as: telephone transactions; wire and electronic funds transfers; automatic investing; systematic withdrawals; and exchange privileges with other First American Funds. Personal service is always available by calling Investor Services at 1-800-637-2548.

First American Equity Index Fund Profile
U.S. Bancorp 401(k) Savings Plan - Class Y Shares
February 1, 2000

This Profile summarizes key information about the fund that is included in the fund's prospectus. The fund's prospectus includes additional information about the fund, including a more detailed description of the risks associated with investing in the fund that you may want to consider before you invest. You may obtain the prospectus and other information about the fund at no cost by calling U-Connect at 1-800-806-7009. This Profile is intended for use in connection with the U.S. Bancorp 401(k) Savings Plan and is not intended for use by other investors.

1.   WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

Equity Index Fund's objective is to provide investment results that correspond to the performance of the Standard & Poor's 500 Composite Index (S&P 500).

2.   WHAT IS THE FUND'S PRINCIPAL INVESTMENT STRATEGY?

Under normal market conditions, Equity Index Fund invests at least 90% of its total assets in common stocks included in the S&P 500. The S&P 500 is a market-value weighted index consisting of 500 stocks chosen for market size, liquidity and industry group representation. The fund's advisor believes that the fund's objective can best be achieved by investing in common stocks of approximately 90% to 100% of the issues included in the S&P 500, depending on the size of the fund. A computer program is used to identify which stocks should be purchased or sold in order to replicate, as closely as possible, the composition of the S&P 500.

Because the fund may not always hold all of the stocks included in the S&P 500, and because the fund has expenses and the index does not, the fund will not duplicate the index's performance precisely. However, the fund's advisor believes there should be a close correlation between the fund's performance and that of the S&P 500 in both rising and falling markets. The fund will attempt to achieve a correlation between the performance of its portfolio and that of the S&P 500 of at least 95%, without taking into account expenses of the fund. A perfect correlation would be indicated by a figure of 100%, which would be achieved if the fund's net asset value, including the value of its dividends and capital gains distributions, increased or decreased in exact proportion to changes in the S&P 500. If the fund is unable to achieve a correlation of 95% over time, the fund's board of directors will consider alternative strategies for the fund.

The fund also may invest up to 10% of its total assets in stock index futures contracts, options on stock indices, options on stock index futures and index participation contracts based on the S&P 500. The fund makes these investments to maintain the liquidity needed to meet redemption requests, to increase the level of fund assets devoted to replicating the composition of the S&P 500 and to reduce transaction costs.

Additional information about the fund's investments is available in the fund's annual and semi-annual reports to shareholders. In the fund's annual report you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during the last fiscal year. You may obtain either or both of these reports at no cost by calling U-Connect at 1-800-806-7009.

3.   WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUND?

The value of your investment in this fund will change daily, which means you could lose money. The main risks of investing in this fund include:

Risks of Common Stocks: Stocks may decline significantly in price over short or extended periods of time. Price changes may occur in the market as a whole, or they may occur in only a particular company, industry or sector of the market.

Failure to Match Performance of S&P 500: The fund's ability to replicate the performance of the S&P 500 may be affected by, among other things, changes in securities markets, the manner in which Standard & Poor's calculates the performance of the S&P 500, the amount and timing of cash flows into and out of the fund, commissions, sales charges (if any) and other expenses.

Risks of Options and Futures: The fund will suffer a loss in connection with its use of options, futures contracts and options on futures contracts if securities prices do not move in the direction anticipated by the fund's advisor when entering into the options or the futures contracts.

Risks of Securities Lending: The fund is subject to the risk that the other party to a securities lending agreement will default on its obligations.

Fund Performance Information

The following illustrations provide you with information on the fund's volatility and performance. Of course, past performance does not guarantee future results. The bar chart shows you how performance of the fund's shares has varied from year to year. The table compares the fund's performance over different time periods to that of the fund's benchmark index, which is a broad measure of market performance. The fund's performance reflects fund expenses; the benchmark is unmanaged and has no expenses. Both the chart and the table assume that all distributions have been reinvested.

ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR
36.97%     22.44%     32.84%     28.56%
--------------------------------------------------
1995       1996       1997       1998       1999

BEST QUARTER:
Quarter ending:         12/31/98
Total return            21.39%

WORST QUARTER:
Quarter ending:         9/30/98
Total Return            -9.91%

AVERAGE ANNUAL TOTAL RETURNS          Inception                            Since
AS OF 12/31/99                             Date  One Year  Five Years  Inception
--------------------------------------------------------------------------------
Equity Index Fund                        2/4/94    _____%      _____%     _____%
--------------------------------------------------------------------------------
Standard & Poor's 500 Composite Index              _____%      _____%     _____%
--------------------------------------------------------------------------------

4.   WHAT ARE THE FEES AND EXPENSES OF THE FUND?

As an investor, you pay fees and expenses to buy and hold shares of the fund. You pay shareholder fees directly when you buy or sell shares. You pay annual fund operating expenses indirectly since they are deducted from fund assets. The figures below show fund expenses during the fiscal year ended September 30, 1999.(1)

--------------------------------------------------------------------------------
SHAREHOLDER FEES
--------------------------------------------------------------------------------
      MAXIMUM SALES CHARGE (LOAD)                                           None
      MAXIMUM DEFERRED SALES CHARGE (LOAD)                                  None
ANNUAL FUND OPERATING EXPENSES AS A % OF AVERAGE NET ASSETS
--------------------------------------------------------------------------------
      Management Fees                                                      0.70%
      Distribution and Service (12b-1) Fees                                 None
      Other Expenses                                                       ____%
      TOTAL                                                                ____%
--------------------------------------------------------------------------------

(1) Actual expenses for the fiscal year were lower than those shown in the table because of voluntary fee waivers by the advisor. The net expenses the fund actually paid after waivers for the fiscal year ended September 30, 1999 were ____%. THE ADVISOR INTENDS TO WAIVE FEES DURING THE CURRENT FISCAL YEAR SO THAT TOTAL FUND OPERATING EXPENSES DO NOT EXCEED 0.35%. FEE WAIVERS MAY BE DISCONTINUED AT ANY TIME.

--------------------------------------------------------------------------------
EXAMPLE This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:
--------------------------------------------------------------------------------

1 year                                                                    $   90
3 years                                                                   $  281
5 years                                                                   $  488
10 years                                                                  $1,084

5.   WHO MANAGES THE FUND?

U.S. Bank National Association (U.S. Bank), acting through its First American Asset Management division, is the fund's investment advisor. First American Asset Management provides investment management services to individuals and institutions, including corporations, foundations, pensions and retirement plans. As of December 31, 1999, it had more than $ ____ billion in assets under management, including investment company assets of more than $ ____ billion. As investment advisor, First American Asset Management manages the fund's business and investment activities, subject to the authority of the board of directors.

The fund is managed by a team of persons associated with First American Asset Management.

6.   HOW DO I REVIEW AND MAKE CHANGES TO MY INVESTMENT OPTIONS?

You may review and make changes to your investment options by calling U-Connect at 1-800-806-7009 or logging on to the U.S. Bancorp 401(k) Savings Plan Web site at www.rsweb.com/60587.

7.   HOW ARE FUND DISTRIBUTIONS MADE AND TAXED?

Distributions may be requested by calling U-Connect at 1-800-806-7009.

Distributions from the U.S. Bancorp 401(k) Savings Plan are generally taxable and subject to withholding in the current year unless the participant requests a direct rollover to an IRA or another qualified plan. Certain distributions such as distributions from an employee's after-tax account or, in some circumstances, portions of distributions made after a participant has attained age 70-1/2 may not be rolled over to an IRA or another qualified plan. Generally, an employee's distribution will be taxed at ordinary income tax rates. Distributions made before a participant attains age 59-1/2 are subject to a 10% penalty tax unless an exception applies.

Participants in the U.S. Bancorp 401(k) Savings Plan will not be taxed on pretax earnings reductions or on employer contributions at the time such amounts are allocated to their accounts. Pretax contributions, however, are subject to tax under FICA and FUTA. Participants will not be taxed on the income earned on any securities in the trust fund until they are withdrawn or distributed under the Plan.

First American Large Cap Growth Fund Profile
U.S. Bancorp 401(k) Savings Plan - Class Y Shares
February 1, 2000

This Profile summarizes key information about the fund that is included in the fund's prospectus. The fund's prospectus includes additional information about the fund, including a more detailed description of the risks associated with investing in the fund that you may want to consider before you invest. You may obtain the prospectus and other information about the fund at no cost by calling U-Connect at 1-800-806-7009. This Profile is intended for use in connection with the U.S. Bancorp 401(k) Savings Plan and is not intended for use by other investors.

1.   WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

Large Cap Growth Fund's objective is long-term growth of capital.

2.   WHAT IS THE FUND'S PRINCIPAL INVESTMENT STRATEGY?

Under normal market conditions, Large Cap Growth Fund invests primarily (at least 75% of its total assets) in common stocks of companies that have market capitalizations of at least $____ billion at the time of purchase. The advisor will select companies that it believes exhibit the potential for superior growth based on factors such as: above average growth in revenue and earnings; strong competitive position; strong management; and sound financial condition. Up to 25% of the fund's total assets may be invested in securities of foreign issuers which are either listed on a United States stock exchange or represented by American Depositary Receipts.

Additional information about the fund's investments is available in the fund's annual and semi-annual reports to shareholders. In the fund's annual report you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during the last fiscal year. You may obtain either or both of these reports at no cost by calling U-Connect at 1-800-806-7009.

3.   WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUND?

The value of your investment in this fund will change daily, which means you could lose money. The main risks of investing in this fund include:

Risks of Common Stocks: Stocks may decline significantly in price over short or extended periods of time. Price changes may occur in the market as a whole, or they may occur in only a particular company, industry or sector of the market.

Foreign Security Risk: Securities of foreign issuers, even when dollar-denominated and publicly traded in the United States, may involve risks not associated with the securities of domestic issuers, including the risks of adverse currency fluctuations and of political or social instability or diplomatic developments that could adversely affect the securities.

Risks of Securities Lending: The fund is subject to the risk that the other party to a securities lending agreement will default on its obligations.

Fund Performance Information

The following illustrations provide you with information on the fund's volatility and performance. Of course, past performance does not guarantee future results. The bar chart shows you how performance of the fund's shares has varied from year to year. The table compares the fund's performance over different time periods to that of the fund's benchmark index, which is a broad measure of market performance. The fund's performance reflects fund expenses; the benchmark is unmanaged and has no expenses. Both the chart and the table assume that all distributions have been reinvested.

ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR
32.78%     23.23%     21.61%     24.05%
--------------------------------------------------
1995       1996       1997       1998      1999

BEST QUARTER:
Quarter ending:         12/31/98
Total return            21.21%

WORST QUARTER:
Quarter ending:         9/30/98
Total Return            -14.09%

AVERAGE ANNUAL TOTAL RETURNS          Inception                            Since
AS OF 12/31/99                             Date  One Year  Five Years  Inception
--------------------------------------------------------------------------------
Large Cap Growth Fund                    8/2/94    _____%    _______%   _______%
--------------------------------------------------------------------------------
Standard & Poor's 500 Composite Index              _____%    _______%   _______%
--------------------------------------------------------------------------------

4.   WHAT ARE THE FEES AND EXPENSES OF THE FUND?

As an investor, you pay fees and expenses to buy and hold shares of the fund. You pay shareholder fees directly when you buy or sell shares. You pay annual fund operating expenses indirectly since they are deducted from fund assets. The figures below show fund expenses during the fiscal year ended September 30, 1999.(1)

--------------------------------------------------------------------------------
SHAREHOLDER FEES
--------------------------------------------------------------------------------
      MAXIMUM SALES CHARGE (LOAD)                                           None
      MAXIMUM DEFERRED SALES CHARGE (LOAD)                                  None
ANNUAL FUND OPERATING EXPENSES AS A % OF AVERAGE NET ASSETS
--------------------------------------------------------------------------------
      Management Fees                                                      0.70%
      Distribution and Service (12b-1) Fees                                 None
      Other Expenses                                                       ____%
      TOTAL                                                                ____%
--------------------------------------------------------------------------------

(1) Actual expenses for the fiscal year were lower than those shown in the table because of voluntary fee waivers by the advisor. The net expenses the fund actually paid after waivers for the fiscal year ended September 30, 1999 were ____%. THE ADVISOR INTENDS TO WAIVE FEES DURING THE CURRENT FISCAL YEAR SO THAT TOTAL FUND OPERATING EXPENSES DO NOT EXCEED 0.80%. FEE WAIVERS MAY BE DISCONTINUED AT ANY TIME.

--------------------------------------------------------------------------------
EXAMPLE This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:
--------------------------------------------------------------------------------

1 year                                                                    $   88
3 years                                                                   $  274
5 years                                                                   $  477
10 years                                                                  $1,061

5.   WHO MANAGES THE FUND?

U.S. Bank National Association (U.S. Bank), acting through its First American Asset Management division, is the fund's investment advisor. First American Asset Management provides investment management services to individuals and institutions, including corporations, foundations, pensions and retirement plans. As of December 31, 1999, it had more than $ ____ billion in assets under management, including investment company assets of more than $ ____ billion. As investment advisor, First American Asset Management manages the fund's business and investment activities, subject to the authority of the board of directors.

The fund is managed by a team of persons associated with First American Asset Management.

6.   HOW DO I REVIEW AND MAKE CHANGES TO MY INVESTMENT OPTIONS?

You may review and make changes to your investment options by calling U-Connect at 1-800-806-7009 or logging on to the U.S. Bancorp 401(k) Savings Plan Web site at www.rsweb.com/60587.

7.   HOW ARE FUND DISTRIBUTIONS MADE AND TAXED?

Distributions may be requested by calling U-Connect at 1-800-806-7009.

Distributions from the U.S. Bancorp 401(k) Savings Plan are generally taxable and subject to withholding in the current year unless the participant requests a direct rollover to an IRA or another qualified plan. Certain distributions such as distributions from an employee's after-tax account or, in some circumstances, portions of distributions made after a participant has attained age 70-1/2 may not be rolled over to an IRA or another qualified plan. Generally, an employee's distribution will be taxed at ordinary income tax rates. Distributions made before a participant attains age 59-1/2 are subject to a 10% penalty tax unless an exception applies.

Participants in the U.S. Bancorp 401(k) Savings Plan will not be taxed on pretax earnings reductions or on employer contributions at the time such amounts are allocated to their accounts. Pretax contributions, however, are subject to tax under FICA and FUTA. Participants will not be taxed on the income earned on any securities in the trust fund until they are withdrawn or distributed under the Plan.

First American Large Cap Value Fund Profile
U.S. Bancorp 401(k) Savings Plan - Class Y Shares
February 1, 2000

This Profile summarizes key information about the fund that is included in the fund's prospectus. The fund's prospectus includes additional information about the fund, including a more detailed description of the risks associated with investing in the fund that you may want to consider before you invest. You may obtain the prospectus and other information about the fund at no cost by calling U-Connect at 1-800-806-7009. This Profile is intended for use in connection with the U.S. Bancorp 401(k) Savings Plan and is not intended for use by other investors.

1.   WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

Large Cap Value Fund's primary objective is capital appreciation. Current income is a secondary objective of the fund.

2.   WHAT IS THE FUND'S PRINCIPAL INVESTMENT STRATEGY?

Under normal market conditions, Large Cap Value Fund invests primarily (at least 75% of its total assets) in common stocks of companies that cover a broad range of industries and that have market capitalizations of at least $____ billion at the time of purchase. In selecting stocks, the fund's advisor invests in securities that it believes: are undervalued relative to other securities in the same industry or market; exhibit good or improving fundamentals; and exhibit an identifiable catalyst that could close the gap between market value and fair value over the next one to two years. Up to 25% of the fund's total assets may be invested in securities of foreign issuers which are either listed on a United States stock exchange or represented by American Depositary Receipts.

Additional information about the fund's investments is available in the fund's annual and semi-annual reports to shareholders. In the fund's annual report you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during the last fiscal year. You may obtain either or both of these reports at no cost by calling U-Connect at 1-800-806-7009.

3.   WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUND?

The value of your investment in this fund will change daily, which means you could lose money. The main risks of investing in this fund include:

Risks of Common Stocks: Stocks may decline significantly in price over short or extended periods of time. Price changes may occur in the market as a whole, or they may occur in only a particular company, industry or sector of the market.

Foreign Security Risk: Securities of foreign issuers, even when dollar-denominated and publicly traded in the United States, may involve risks not associated with the securities of domestic issuers, including the risks of adverse currency fluctuations and of political or social instability or diplomatic developments that could adversely affect the securities.

Risks of Securities Lending: The fund is subject to the risk that the other party to a securities lending agreement will default on its obligations.

Fund Performance Information

The following illustrations provide you with information on the fund's volatility and performance. Of course, past performance does not guarantee future results. The bar chart shows you how performance of the fund's shares has varied from year to year. The table compares the fund's performance over different time periods to that of the fund's benchmark index, which is a broad measure of market performance. The fund's performance reflects fund expenses; the benchmark is unmanaged and has no expenses. Both the chart and the table assume that all distributions have been reinvested.

ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR
32.23%     29.47%     22.80%     9.99%
-------------------------------------------------
1995       1996       1997      1998      1999

BEST QUARTER:
Quarter ending:         12/31/98
Total return            16.64%

WORST QUARTER:
Quarter ending:         9/30/98
Total Return            -13.85%

AVERAGE ANNUAL TOTAL RETURNS          Inception                            Since
AS OF 12/31/99                             Date  One Year  Five Years  Inception
--------------------------------------------------------------------------------
Large Cap Value Fund                     2/4/94    _____%      _____%     _____%
--------------------------------------------------------------------------------
Standard & Poor's 500 Composite Index              _____%      _____%     _____%
--------------------------------------------------------------------------------

4.   WHAT ARE THE FEES AND EXPENSES OF THE FUND?

As an investor, you pay fees and expenses to buy and hold shares of the fund. You pay shareholder fees directly when you buy or sell shares. You pay annual fund operating expenses indirectly since they are deducted from fund assets. The figures below show fund expenses during the fiscal year ended September 30, 1999.(1)

--------------------------------------------------------------------------------
SHAREHOLDER FEES
--------------------------------------------------------------------------------
      MAXIMUM SALES CHARGE (LOAD)                                           None
      MAXIMUM DEFERRED SALES CHARGE (LOAD)                                  None
ANNUAL FUND OPERATING EXPENSES AS A % OF AVERAGE NET ASSETS
--------------------------------------------------------------------------------
      Management Fees                                                      0.70%
      Distribution and Service (12b-1) Fees                                 None
      Other Expenses                                                       ____%
      TOTAL                                                                ____%
--------------------------------------------------------------------------------

(1) Actual expenses for the fiscal year were lower than those shown in the table because of voluntary fee waivers by the advisor. The net expenses the fund actually paid after waivers for the fiscal year ended September 30, 1999 were ____%. THE ADVISOR INTENDS TO WAIVE FEES DURING THE CURRENT FISCAL YEAR SO THAT TOTAL FUND OPERATING EXPENSES DO NOT EXCEED 0.80%. FEE WAIVERS MAY BE DISCONTINUED AT ANY TIME.

--------------------------------------------------------------------------------
EXAMPLE This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:
--------------------------------------------------------------------------------

1 year                                                                    $   90
3 years                                                                   $  281
5 years                                                                   $  488
10 years                                                                  $1,084

5.   WHO MANAGES THE FUND?

U.S. Bank National Association (U.S. Bank), acting through its First American Asset Management division, is the fund's investment advisor. First American Asset Management provides investment management services to individuals and institutions, including corporations, foundations, pensions and retirement plans. As of December 31, 1999, it had more than $ ____ billion in assets under management, including investment company assets of more than $ ____ billion. As investment advisor, First American Asset Management manages the fund's business and investment activities, subject to the authority of the board of directors.

The fund is managed by a team of persons associated with First American Asset Management.

6.   HOW DO I REVIEW AND MAKE CHANGES TO MY INVESTMENT OPTIONS?

You may review and make changes to your investment options by calling U-Connect at 1-800-806-7009 or logging on to the U.S. Bancorp 401(k) Savings Plan Web site at www.rsweb.com/60587.

7.   HOW ARE FUND DISTRIBUTIONS MADE AND TAXED?

Distributions may be requested by calling U-Connect at 1-800-806-7009.

Distributions from the U.S. Bancorp 401(k) Savings Plan are generally taxable and subject to withholding in the current year unless the participant requests a direct rollover to an IRA or another qualified plan. Certain distributions such as distributions from an employee's after-tax account or, in some circumstances, portions of distributions made after a participant has attained age 70-1/2 may not be rolled over to an IRA or another qualified plan. Generally, an employee's distribution will be taxed at ordinary income tax rates. Distributions made before a participant attains age 59-1/2 are subject to a 10% penalty tax unless an exception applies.

Participants in the U.S. Bancorp 401(k) Savings Plan will not be taxed on pretax earnings reductions or on employer contributions at the time such amounts are allocated to their accounts. Pretax contributions, however, are subject to tax under FICA and FUTA. Participants will not be taxed on the income earned on any securities in the trust fund until they are withdrawn or distributed under the Plan.

First American Mid Cap Growth Fund Profile
Class A, Class B and Class C Shares
February 1, 2000

This Profile summarizes key information about the fund that is included in the fund's prospectus. The fund's prospectus includes additional information about the fund, including a more detailed description of the risks associated with investing in the fund that you may want to consider before you invest. You may obtain the prospectus and other information about the fund at no cost by calling us at 1-800-637-2548, or by contacting your investment professional.

1.   WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

Mid Cap Growth Fund has an objective of growth of capital.

2.   WHAT IS THE FUND'S PRINCIPAL INVESTMENT STRATEGY?

Under normal market conditions, Mid Cap Growth Fund invests primarily (at least 75% of total assets) in common stocks of mid capitalization companies, defined as companies that have market capitalizations at the time of purchase within the range of market capitalizations of companies constituting the Russell Midcap Index. This index measures the performance of the 800 smallest companies in the Russell 1000 Index (which is made up of the 1,000 largest U.S. companies based on total market capitalization). As of the date of this prospectus, market capitalizations of companies in the Russell Midcap Index ranged from approximately $____ million to $____ billion. The advisor will select companies that it believes exhibit the potential for superior growth based on factors such as: above average growth in revenue and earnings; strong competitive position; strong management; and sound financial condition. Up to 25% of the fund's total assets may be invested in securities of foreign issuers which are either listed on a United States stock exchange or represented by American Depositary Receipts.

Additional information about the fund's investments is available in the fund's annual and semi-annual reports to shareholders. In the fund's annual report you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during the last fiscal year. You may obtain either or both of these reports at no cost by calling us at 1-800-637-2548.

3.   WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUND?

The value of your investment in this fund will change daily, which means you could lose money. The main risks of investing in this fund include:

Risks of Common Stocks: Stocks may decline significantly in price over short or extended periods of time. Price changes may occur in the market as a whole, or they may occur in only a particular company, industry or sector of the market.

Risks of Mid Cap Stocks: While stocks of mid cap companies may be slightly less volatile than those of small cap companies, they still involve substantial risk and their prices may be subject to more abrupt or erratic movements than those of larger, more established companies or the market averages in general.

Foreign Security Risk: Securities of foreign issuers, even when dollar-denominated and publicly traded in the United States, may involve risks not associated with the securities of domestic issuers, including the risks of adverse currency fluctuations and of political or social instability or diplomatic developments that could adversely affect the securities.

Risks of Securities Lending: The fund is subject to the risk that the other party to a securities lending agreement will default on its obligations.

Fund Performance Information

The following illustrations provide you with information on the fund's volatility and performance. Of course, past performance does not guarantee future results. The bar chart shows you how performance of the fund's Class A shares has varied from year to year. The performance of Class B and Class C shares will be lower due to their higher expenses. Sales charges are not reflected in the chart; if they had been, returns would be lower.

The table compares the fund's performance for Class A and Class B shares over different time periods to that of the fund's benchmark index, which is a broad measures of market performance. However, because Class C shares have not been offered for a full calendar year, no information is presented for these shares. The fund's performance reflects sales charges and fund expenses; the benchmark is unmanaged and has no expenses. Both the chart and the table assume that all distributions have been reinvested.

ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR
65.53%   7.23%   18.46%   -4.90%   39.35%   11.84%   23.40%   10.58%
------------------------------------------------------------------------------
1991     1992    1993     1994     1995     1996     1997     1998     1999

BEST QUARTER:
Quarter ending:         3/31/91
Total return            28.86%

WORST QUARTER:
Quarter ending:         9/30/98
Total return            -19.34%

AVERAGE ANNUAL TOTAL RETURNS                                               Since       Since
AS OF 12/31/99                    Inception                            Inception   Inception
                                       Date   One Year   Five Years    (Class A)   (Class B)
--------------------------------------------------------------------------------------------
Mid Cap Growth Fund (Class A)       4/23/90      ____%        ____%        ____%         N/A
--------------------------------------------------------------------------------------------
Mid Cap Growth Fund (Class B)        8/7/98      ____%          N/A          N/A       ____%
--------------------------------------------------------------------------------------------
Russell Midcap Index                             ____%        ____%        ____%       ____%
--------------------------------------------------------------------------------------------

4.   WHAT ARE THE FEES AND EXPENSES OF THE FUND?

As an investor, you pay fees and expenses to buy and hold shares of the fund. You pay shareholder fees directly when you buy or sell shares. You pay annual fund operating expenses indirectly since they are deducted from fund assets. The figures below show fund expenses during the fiscal year ended September 30, 1999.(1)

-----------------------------------------------------------------------------------------------
SHAREHOLDER FEES                                                  CLASS A    CLASS B    CLASS C
-----------------------------------------------------------------------------------------------
    MAXIMUM SALES CHARGE (LOAD)
    AS A % OF OFFERING PRICE                                     5.25%(2)      0.00%      1.00%
    MAXIMUM DEFERRED SALES CHARGE (LOAD)
    AS A % OF ORIGINAL PURCHASE PRICE OR REDEMPTION
    PROCEEDS, WHICHEVER IS LESS                                  0.00%(3)      5.00%      1.00%
ANNUAL FUND OPERATING EXPENSES AS A % OF AVERAGE NET ASSETS
-----------------------------------------------------------------------------------------------
    Management Fees                                                 0.70%       0.70%     0.70%
    Distribution and Service (12b-1) Fees                           0.25%       1.00%     1.00%
    Other Expenses                                                  ____%       ____%     ____%
    TOTAL                                                           ____%       ____%     ____%
-----------------------------------------------------------------------------------------------

(1) Actual expenses for the fiscal year were lower than those shown in the table because of voluntary fee waivers by the fund's distributor. The net expenses the fund actually paid after waivers for the fiscal year ended September 30, 1999 were ____%, ____%, ____%, respectively, for Class A, Class B and Class C shares. THE ADVISOR INTENDS TO WAIVE FEES DURING THE CURRENT FISCAL YEAR SO THAT TOTAL FUND OPERATING EXPENSES DO NOT EXCEED 1.15%, 1.90% AND 1.90%, RESPECTIVELY, FOR CLASS A, CLASS B AND CLASS C SHARES. FEE WAIVERS MAY BE DISCONTINUED AT ANY TIME.
(2) Certain investors may qualify for reduced sales charges.
(3) Class A share investments of $1 million or more on which no front-end sales charge is paid may be subject to a contingent deferred sales charge.

--------------------------------------------------------------------------------
EXAMPLE This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:
--------------------------------------------------------------------------------

                            CLASS B        CLASS B        CLASS C        CLASS C
                           assuming    assuming no       assuming    assuming no
                         redemption     redemption     redemption     redemption
                          at end of      at end of      at end of      at end of
              CLASS A   each period    each period    each period    each period
--------------------------------------------------------------------------------

1 year         $  633        $  690         $  190         $  388         $  288
3 years        $  862        $  988         $  588         $  682         $  682
5 years        $1,110        $1,211         $1,011         $1,101         $1,101
10 years       $1,817        $1,995         $1,995         $2,268         $2,268

5.   WHO MANAGES THE FUND?

U.S. Bank National Association (U.S. Bank), acting through its First American Asset Management division, is the fund's investment advisor. First American Asset Management provides investment management services to individuals and institutions, including corporations, foundations, pensions and retirement plans. As of December 31, 1999, it had more than $ ____ billion in assets under management, including investment company assets of more than $ ____ billion. As investment advisor, First American Asset Management manages the fund's business and investment activities, subject to the authority of the board of directors.

The fund is managed by a team of persons associated with First American Asset Management.

6.   HOW DO I BUY FUND SHARES?

You may become a shareholder in the fund with an initial investment of $1,000 or more ($250 for a retirement plan or a UGMA/UTMA account). Additional investments can be made for as little as $100 ($25 for a retirement plan or a UGMA/UTMA account). Your purchase price is typically the net asset value of your shares, plus a front-end sales charge. Sales charges vary depending on the amount of your purchase. The fund's distributor receives the sales charge you pay and reallows a portion of the sales charge to your broker or participating institution.

                                     Sales Charge--Class A               Maximum
                                                                     Reallowance
                                   as a % of          as a % of        as a % of
                                    Purchase         Net Amount         Purchase
                                       Price           Invested            Price
--------------------------------------------------------------------------------
Less than  $ 50,000                    5.25%              5.54%            5.00%
$ 50,000 - $ 99,999                    4.25%              4.44%            4.00%
$100,000 - $249,999                    3.25%              3.36%            3.00%
$250,000 - $499,999                    2.25%              2.30%            2.00%
$500,000 - $999,999                    1.75%              1.78%            1.50%
$1 million and over                       0%                 0%               0%

You may purchase shares by calling your broker or financial institution, or by simply completing and signing a new account form, enclose a check made payable to the fund you wish to invest in, and mailing both to: First American Funds, c/o DST Systems, Inc., P.O. Box 219382, Kansas City, Missouri 64121-9382. New account forms may be obtained by calling us at 1-800-637-2548.

7.   HOW CAN I SELL FUND SHARES?

If you purchased shares through a broker or financial institution, simply call them to sell your shares. If you did not purchase shares through a broker or financial institution, you may sell your shares by calling 1-800-637-2548. To sell shares by mail, send a written request to your broker or financial institution, or to the fund at the following address: First American Funds, c/o DST Systems, Inc., P.O. Box 219382, Kansas City, Missouri 64121-9382.

8.   HOW ARE FUND DISTRIBUTIONS MADE AND TAXED?

Dividends from the fund's net investment income are declared and paid monthly. Any capital gains are distributed at least once each year. For most investors, fund dividends and distributions are considered taxable whether they are reinvested or taken in cash (unless your investment is in an IRA or other tax-advantaged account). Dividends from a fund's net investment income and short-term capital gains are taxable as ordinary income. Distributions of a fund's long-term capital gains are taxable as long-term capital gains, regardless of how long you have held your shares. Because of its investment objective and strategy, distributions for the fund are expected to consist primarily of capital gains.

9.   WHAT SERVICES ARE OFFERED BY THE FUND?

First American offers several ways to make it easier for you to manage your account, such as: telephone transactions; wire and electronic funds transfers; automatic investing; systematic withdrawals; and exchange privileges with other First American Funds. Personal service is always available by calling Investor Services at 1-800-637-2548.

First American Mid Cap Value Fund Profile
Class A, Class B and Class C Shares
February 1, 2000

This Profile summarizes key information about the fund that is included in the fund's prospectus. The fund's prospectus includes additional information about the fund, including a more detailed description of the risks associated with investing in the fund that you may want to consider before you invest. You may obtain the prospectus and other information about the fund at no cost by calling us at 1-800-637-2548, or by contacting your investment professional.

1.   WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

Mid Cap Value Fund has an objective of capital appreciation.

2.   WHAT IS THE FUND'S PRINCIPAL INVESTMENT STRATEGY?

Under normal market conditions, Mid Cap Value Fund invests primarily (at least 75% of total assets) in common stocks of mid capitalization companies, defined as companies that have market capitalizations at the time of purchase within the range of market capitalizations of companies constituting the Russell Midcap Index. This index measures the performance of the 800 smallest companies in the Russell 1000 Index (which is made up of the 1,000 largest U.S. companies based on total market capitalization). As of the date of this prospectus, market capitalizations of companies in the Russell Midcap Index ranged from approximately $____ million to $____ billion. In selecting stocks, the fund's advisor invests in securities it believes: are undervalued relative to other securities in the same industry or market; exhibit good or improving fundamentals; and exhibit an identifiable catalyst that could close the gap between market value and fair value over the next one to two years.

Additional information about the fund's investments is available in the fund's annual and semi-annual reports to shareholders. In the fund's annual report you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during the last fiscal year. You may obtain either or both of these reports at no cost by calling us at 1-800-637-2548.

3.   WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUND?

The value of your investment in this fund will change daily, which means you could lose money. The main risks of investing in this fund include:

Risks of Common Stocks: Stocks may decline significantly in price over short or extended periods of time. Price changes may occur in the market as a whole, or they may occur in only a particular company, industry or sector of the market.

Risks of Mid Cap Stocks: While stocks of mid cap companies may be slightly less volatile than those of small cap companies, they still involve substantial risk and their prices may be subject to more abrupt or erratic movements than those of larger, more established companies or the market averages in general.

Foreign Security Risk: Securities of foreign issuers, even when dollar-denominated and publicly traded in the United States, may involve risks not associated with the securities of domestic issuers, including the risks of adverse currency fluctuations and of political or social instability or diplomatic developments that could adversely affect the securities.

Risks of Securities Lending: The fund is subject to the risk that the other party to a securities lending agreement will default on its obligations.

Fund Performance Information

The following illustrations provide you with information on the fund's volatility and performance. Of course, past performance does not guarantee future results. The bar chart shows you how performance of the fund's Class A shares has varied from year to year. The performance of Class B and Class C shares will be lower due to their higher expenses. Sales charges are not reflected in the chart; if they had been, returns would be lower.

The table compares the fund's performance for Class A and Class B shares over different time periods to that of the fund's benchmark index, which is a broad measures of market performance. However, because Class C shares have not been offered for a full calendar year, no information is presented for these shares. The fund's performance reflects sales charges and fund expenses; the benchmark is unmanaged and has no expenses. Both the chart and the table assume that all distributions have been reinvested.

ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR
-6.82%  18.70%  19.33%  19.01%  6.72%  20.02%  31.94%  24.21%  -13.24%
-------------------------------------------------------------------------------
1990    1991    1992    1993    1994   1995    1996    1997    1998      1999

BEST QUARTER:
Quarter ending:         6/30/97
Total return            17.91%

WORST QUARTER:
Quarter ending:         9/30/98
Total return            -30.84%

                                                                             Ten       Since
AVERAGE ANNUAL TOTAL RETURNS       Inception                               Years   Inception
AS OF 12/31/99                          Date   One Year   Five Years   (Class A)   (Class B)
--------------------------------------------------------------------------------------------
Mid Cap Value Fund (Class A)        12/22/87      ____%        ____%       ____%         N/A
--------------------------------------------------------------------------------------------
Mid Cap Value Fund (Class B)         8/15/94      ____%          N/A         N/A       ____%
--------------------------------------------------------------------------------------------
Russell Midcap Index                              ____%        ____%       ____%       ____%
--------------------------------------------------------------------------------------------

4.   WHAT ARE THE FEES AND EXPENSES OF THE FUND?

As an investor, you pay fees and expenses to buy and hold shares of the fund. You pay shareholder fees directly when you buy or sell shares. You pay annual fund operating expenses indirectly since they are deducted from fund assets. The figures below show fund expenses during the fiscal year ended September 30, 1999.(1)

-----------------------------------------------------------------------------------------------
SHAREHOLDER FEES                                                 CLASS A    CLASS B     CLASS C
-----------------------------------------------------------------------------------------------
    MAXIMUM SALES CHARGE (LOAD)
    AS A % OF OFFERING PRICE                                    5.25%(2)      0.00%       1.00%
    MAXIMUM DEFERRED SALES CHARGE (LOAD)
    AS A % OF ORIGINAL PURCHASE PRICE OR REDEMPTION
    PROCEEDS, WHICHEVER IS LESS                                 0.00%(3)      5.00%       1.00%
ANNUAL FUND OPERATING EXPENSES AS A % OF AVERAGE NET ASSETS
-----------------------------------------------------------------------------------------------
    Management Fees                                                0.70%       0.70%      0.70%
    Distribution and Service (12b-1) Fees                          0.25%       1.00%      1.00%
    Other Expenses                                                 ____%       ____%      ____%
    TOTAL                                                          ____%       ____%      ____%
-----------------------------------------------------------------------------------------------

(1) The net expenses the fund actually paid for the fiscal year ended September 30, 1999 were ____%, ____%, ____%, respectively, for Class A, Class B and Class C shares. THE ADVISOR INTENDS TO WAIVE FEES DURING THE CURRENT FISCAL YEAR SO THAT TOTAL FUND OPERATING EXPENSES DO NOT EXCEED 1.15%, 1.90% AND 1.90%, RESPECTIVELY, FOR CLASS A, CLASS B AND CLASS C SHARES. FEE WAIVERS MAY BE DISCONTINUED AT ANY TIME.
(2) Certain investors may qualify for reduced sales charges.
(3) Class A share investments of $1 million or more on which no front-end sales charge is paid may be subject to a contingent deferred sales charge.

--------------------------------------------------------------------------------
EXAMPLE This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:
--------------------------------------------------------------------------------

                            CLASS B        CLASS B        CLASS C        CLASS C
                           assuming    assuming no       assuming    assuming no
                         redemption     redemption     redemption     redemption
                          at end of      at end of      at end of      at end of
             CLASS A    each period    each period    each period    each period
--------------------------------------------------------------------------------

1 year        $  635         $  692         $  192         $  390         $  290
3 years       $  868         $  994         $  594         $  688         $  688
5 years       $1,120         $1,221         $1,021         $1,111         $1,111
10 years      $1,838         $2,016         $2,016         $2,289         $2,289

5.   WHO MANAGES THE FUND?

U.S. Bank National Association (U.S. Bank), acting through its First American Asset Management division, is the fund's investment advisor. First American Asset Management provides investment management services to individuals and institutions, including corporations, foundations, pensions and retirement plans. As of December 31, 1999, it had more than $ ____ billion in assets under management, including investment company assets of more than $ ____ billion. As investment advisor, First American Asset Management manages the fund's business and investment activities, subject to the authority of the board of directors.

The fund is managed by a team of persons associated with First American Asset Management.

6.   HOW DO I BUY FUND SHARES?

You may become a shareholder in the fund with an initial investment of $1,000 or more ($250 for a retirement plan or a UGMA/UTMA account). Additional investments can be made for as little as $100 ($25 for a retirement plan or a UGMA/UTMA account). Your purchase price is typically the net asset value of your shares, plus a front-end sales charge. Sales charges vary depending on the amount of your purchase. The fund's distributor receives the sales charge you pay and reallows a portion of the sales charge to your broker or participating institution.

                                    Sales Charge--Class A                Maximum
                                                                     Reallowance
                                  as a % of          as a % of         as a % of
                                   Purchase         Net Amount          Purchase
                                      Price           Invested             Price
--------------------------------------------------------------------------------
Less than  $ 50,000                   5.25%              5.54%             5.00%
$ 50,000 - $ 99,999                   4.25%              4.44%             4.00%
$100,000 - $249,999                   3.25%              3.36%             3.00%
$250,000 - $499,999                   2.25%              2.30%             2.00%
$500,000 - $999,999                   1.75%              1.78%             1.50%
$1 million and over                      0%                 0%                0%

You may purchase shares by calling your broker or financial institution, or by simply completing and signing a new account form, enclose a check made payable to the fund you wish to invest in, and mailing both to: First American Funds, c/o DST Systems, Inc., P.O. Box 219382, Kansas City, Missouri 64121-9382. New account forms may be obtained by calling us at 1-800-637-2548.

7.   HOW CAN I SELL FUND SHARES?

If you purchased shares through a broker or financial institution, simply call them to sell your shares. If you did not purchase shares through a broker or financial institution, you may sell your shares by calling 1-800-637-2548. To sell shares by mail, send a written request to your broker or financial institution, or to the fund at the following address: First American Funds, c/o DST Systems, Inc., P.O. Box 219382, Kansas City, Missouri 64121-9382.

8.   HOW ARE FUND DISTRIBUTIONS MADE AND TAXED?

Dividends from the fund's net investment income are declared and paid monthly. Any capital gains are distributed at least once each year. For most investors, fund dividends and distributions are considered taxable whether they are reinvested or taken in cash (unless your investment is in an IRA or other tax-advantaged account). Dividends from the fund's net investment income and short-term capital gains are taxable as ordinary income. Distributions of the fund's long-term capital gains are taxable as long-term capital gains, regardless of how long you have held your shares. Because of its investment objective and strategy, distributions for the fund are expected to consist primarily of capital gains.

9.   WHAT SERVICES ARE OFFERED BY THE FUND?

First American offers several ways to make it easier for you to manage your account, such as: telephone transactions; wire and electronic funds transfers; automatic investing; systematic withdrawals; and exchange privileges with other First American Funds. Personal service is always available by calling Investor Services at 1-800-637-2548.

First American Small Cap Growth Fund Profile
Class A, Class B and Class C Shares
February 1, 2000

This Profile summarizes key information about the fund that is included in the fund's prospectus. The fund's prospectus includes additional information about the fund, including a more detailed description of the risks associated with investing in the fund that you may want to consider before you invest. You may obtain the prospectus and other information about the Fund at no cost by calling us at 1-800-637-2548, or by contacting your investment professional.

1.   WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

Small Cap Growth Fund has an objective of growth of capital.

2.   WHAT IS THE FUND'S PRINCIPAL INVESTMENT STRATEGY?

Under normal market conditions, Small Cap Growth Fund invests primarily (at least 75% of total assets) in common stocks of small capitalization companies, defined as companies that have market capitalizations at the time of purchase within the range of market capitalizations of companies constituting the Russell 2000 Index. This index measures the performance of the 2,000 smallest companies in the Russell 3000 Index (which is made up of the 3,000 largest U.S. companies based on total market capitalization). As of the date of this prospectus, market capitalizations of companies in the Russell 2000 Index ranged from approximately $____ million to $____ billion.

The advisor will select companies that it believes exhibit the potential for superior growth based on factors such as: above average growth in revenue and earnings; strong competitive position; strong management; and sound financial condition. Up to 25% of the fund's total assets may be invested in securities of foreign issuers which are either listed on a United States stock exchange or represented by American Depositary Receipts.

Additional information about the fund's investments is available in the fund's annual and semi-annual reports to shareholders. In the fund's annual report you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during the last fiscal year. You may obtain either or both of these reports at no cost by calling us at 1-800-637-2548.

3.   WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUND?

The value of your investment in this fund will change daily, which means you could lose money. The main risks of investing in this fund include:

Risks of Common Stocks: Stocks may decline significantly in price over short or extended periods of time. Price changes may occur in the market as a whole, or they may occur in only a particular company, industry or sector of the market.

Risks of Small Cap Stocks: Stocks of small capitalization companies involve substantial risk. These stocks historically have experienced greater price volatility than stocks of larger-capitalization companies, and they may be expected to do so in the future.

Foreign Security Risk: Securities of foreign issuers, even when dollar-denominated and publicly traded in the United States, may involve risks not associated with the securities of domestic issuers, including the risks of adverse currency fluctuations and of political or social instability or diplomatic developments that could adversely affect the securities.

Risks of Securities Lending: The fund is subject to the risk that the other party to a securities lending agreement will default on its obligations.

Fund Performance Information

The following illustrations provide you with information on the fund's volatility and performance. Of course, past performance does not guarantee future results. The bar chart shows you how performance of the fund's Class A shares has varied from year to year. The performance of Class B and Class C shares will be lower due to their higher expenses. Sales charges are not reflected in the chart; if they had been, returns would be lower.

The table compares the fund's performance for Class A and Class B shares over different time periods to that of the fund's benchmark index, which is a broad measures of market performance. However, because Class C shares have not been offered for a full calendar year, no information is presented for these shares. The fund's performance reflects sales charges and fund expenses; the benchmark is unmanaged and has no expenses. Both the chart and the table assume that all distributions have been reinvested.

ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR
-0.42%  40.55%  11.47%  10.98%  -2.44%  20.20%  11.68%  29.23%  7.73%
------------------------------------------------------------------------------
1990    1991    1992    1993    1994    1995    1996    1997    1998    1999

BEST QUARTER:
Quarter ending:         12/31/98
Total return            28.06%

WORST QUARTER:
Quarter ending:         9/30/98
Total Return            -22.14%

                                                                                  Since
AVERAGE ANNUAL TOTAL RETURNS          Inception     One    Five   Ten Years   Inception
AS OF 12/31/99                             Date    Year   Years   (Class A)   (Class B)
---------------------------------------------------------------------------------------
Small Cap Growth Fund (Class A)         3/16/87   ____%   ____%       ____%         N/A
---------------------------------------------------------------------------------------
Small Cap Growth Fund (Class B)         7/31/98   ____%     N/A         N/A       ____%
---------------------------------------------------------------------------------------
Russell 2000 Index                                ____%   ____%       ____%       ____%
---------------------------------------------------------------------------------------

4.   WHAT ARE THE FEES AND EXPENSES OF THE FUND?

As an investor, you pay fees and expenses to buy and hold shares of the fund. You pay shareholder fees directly when you buy or sell shares. You pay annual fund operating expenses indirectly since they are deducted from fund assets. The figures below show fund expenses during the fiscal year ended September 30, 1999.(1)

-----------------------------------------------------------------------------------------------
SHAREHOLDER FEES                                                CLASS A     CLASS B     CLASS C
-----------------------------------------------------------------------------------------------
     MAXIMUM SALES CHARGE (LOAD)
     AS A % OF OFFERING PRICE                                  5.25%(2)       0.00%       1.00%
     MAXIMUM DEFERRED SALES CHARGE (LOAD)
     AS A % OF ORIGINAL PURCHASE PRICE OR REDEMPTION
     PROCEEDS, WHICHEVER IS LESS                               0.00%(3)       5.00%       1.00%
ANNUAL FUND OPERATING EXPENSES AS A % OF AVERAGE NET ASSETS
-----------------------------------------------------------------------------------------------
     Management Fees                                              0.70%       0.70%       0.70%
     Distribution and Service (12b-1) Fees                        0.25%       1.00%       1.00%
     Other Expenses                                               ____%       ____%       ____%
     TOTAL                                                        ____%       ____%       ____%
-----------------------------------------------------------------------------------------------

(1) Actual expenses for the fiscal year were lower than those shown in the table because of voluntary fee waivers by the advisor. The net expenses the fund actually paid after waivers for the fiscal year ended September 30, 1999 were ____%, ____%, ____%, respectively, for Class A, Class B and Class C shares. THE ADVISOR INTENDS TO WAIVE FEES DURING THE CURRENT FISCAL YEAR SO THAT TOTAL FUND OPERATING EXPENSES DO NOT EXCEED 1.15%, 1.90% AND 1.90%, RESPECTIVELY, FOR CLASS A, CLASS B AND CLASS C SHARES. FEE WAIVERS MAY BE DISCONTINUED AT ANY TIME.
(2) Certain investors may qualify for reduced sales charges.
(3) Class A share investments of $1 million or more on which no front-end sales charge is paid may be subject to a contingent deferred sales charge.

--------------------------------------------------------------------------------
EXAMPLE This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:
--------------------------------------------------------------------------------

                            CLASS B        CLASS B        CLASS C        CLASS C
                           assuming    assuming no       assuming    assuming no
                         redemption     redemption     redemption     redemption
                          at end of      at end of      at end of      at end of
             CLASS A    each period    each period    each period    each period
--------------------------------------------------------------------------------

1 year        $  636         $  693         $  193         $  391         $  291
3 years       $  871         $  997         $  597         $  691         $  691
5 years       $1,125         $1,226         $1,026         $1,116         $1,116
10 years      $1,849         $2,027         $2,027         $2,300         $2,300

5.   WHO MANAGES THE FUND?

U.S. Bank National Association (U.S. Bank), acting through its First American Asset Management division, is the fund's investment advisor. First American Asset Management provides investment management services to individuals and institutions, including corporations, foundations, pensions and retirement plans. As of December 31, 1999, it had more than $ ____ billion in assets under management, including investment company assets of more than $ ____ billion. As investment advisor, First American Asset Management manages the fund's business and investment activities, subject to the authority of the board of directors.

The fund is managed by a team of persons associated with First American Asset Management.

6.   HOW DO I BUY FUND SHARES?

You may become a shareholder in the fund with an initial investment of $1,000 or more ($250 for a retirement plan or a UGMA/UTMA account). Additional investments can be made for as little as $100 ($25 for a retirement plan or a UGMA/UTMA account). Your purchase price is typically the net asset value of your shares, plus a front-end sales charge. Sales charges vary depending on the amount of your purchase. The fund's distributor receives the sales charge you pay and reallows a portion of the sales charge to your broker or participating institution.

                                     Sales Charge--Class A               Maximum
                                                                     Reallowance
                                   as a % of          as a % of        as a % of
                                    Purchase         Net Amount         Purchase
                                       Price           Invested            Price
--------------------------------------------------------------------------------
Less than  $ 50,000                    5.25%              5.54%            5.00%
$ 50,000 - $ 99,999                    4.25%              4.44%            4.00%
$100,000 - $249,999                    3.25%              3.36%            3.00%
$250,000 - $499,999                    2.25%              2.30%            2.00%
$500,000 - $999,999                    1.75%              1.78%            1.50%
$1 million and over                       0%                 0%               0%

You may purchase shares by calling your broker or financial institution, or by simply completing and signing a new account form, enclose a check made payable to the fund you wish to invest in, and mailing both to: First American Funds, c/o DST Systems, Inc., P.O. Box 219382, Kansas City, Missouri 64121-9382. New account forms may be obtained by calling us at 1-800-637-2548.

7.   HOW CAN I SELL FUND SHARES?

If you purchased shares through a broker or financial institution, simply call them to sell your shares. If you did not purchase shares through a broker or financial institution, you may sell your shares by calling 1-800-637-2548. To sell shares by mail, send a written request to your broker or financial institution, or to the fund at the following address: First American Funds, c/o DST Systems, Inc., P.O. Box 219382, Kansas City, Missouri 64121-9382.

8.   HOW ARE FUND DISTRIBUTIONS MADE AND TAXED?

Dividends from the fund's net investment income are declared and paid monthly. Any capital gains are distributed at least once each year. For most investors, fund dividends and distributions are considered taxable whether they are reinvested or taken in cash (unless your investment is in an IRA or other tax-advantaged account). Dividends from the fund's net investment income and short-term capital gains are taxable as ordinary income. Distributions of the fund's long-term capital gains are taxable as long-term capital gains, regardless of how long you have held your shares. Because of its investment objective and strategy, distributions for the fund are expected to consist primarily of capital gains.

9.   WHAT SERVICES ARE OFFERED BY THE FUND?

First American offers several ways to make it easier for you to manage your account, such as: telephone transactions; wire and electronic funds transfers; automatic investing; systematic withdrawals; and exchange privileges with other First American Funds. Personal service is always available by calling Investor Services at 1-800-637-2548.

First American Small Cap Value Fund Profile
Class A, Class B and Class C Shares
February 1, 2000

This Profile summarizes key information about the fund that is included in the fund's prospectus. The fund's prospectus includes additional information about the fund, including a more detailed description of the risks associated with investing in the fund that you may want to consider before you invest. You may obtain the prospectus and other information about the fund at no cost by calling us at 1-800-637-2548, or by contacting your investment professional.

1.   WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

Small Cap Value Fund has an objective of capital appreciation.

2.   WHAT IS THE FUND'S PRINCIPAL INVESTMENT STRATEGY?

Under normal market conditions, Small Cap Value Fund invests primarily (at least 75% of total assets) in common stocks of small capitalization companies, defined as companies that have market capitalizations at the time of purchase within the range of market capitalizations of companies constituting the Russell 2000 Index. This index measures the performance of the 2,000 smallest companies in the Russell 3000 Index (which is made up of the 3,000 largest U.S. companies based on total market capitalization). As of the date of this prospectus, market capitalizations of companies in the Russell 2000 Index ranged from approximately $____ million to $____ billion.

In selecting stocks, the fund's advisor invests in securities it believes: are undervalued relative to other securities in the same industry or market; exhibit good or improving fundamentals; and exhibit an identifiable catalyst that could close the gap between market value and fair value over the next one to two years.

Additional information about the fund's investments is available in the fund's annual and semi-annual reports to shareholders. In the fund's annual report you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during the last fiscal year. You may obtain either or both of these reports at no cost by calling us at 1-800-637-2548.

3.   WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUND?

The value of your investment in this fund will change daily, which means you could lose money. The main risks of investing in this fund include:

Risks of Common Stocks: Stocks may decline significantly in price over short or extended periods of time. Price changes may occur in the market as a whole, or they may occur in only a particular company, industry or sector of the market.

Risks of Small Cap Stocks: Stocks of small capitalization companies involve substantial risk. These stocks historically have experienced greater price volatility than stocks of larger-capitalization companies, and they may be expected to do so in the future.

Risks of Securities Lending: The fund is subject to the risk that the other party to a securities lending agreement will default on its obligations.

Fund Performance Information

The following illustrations provide you with information on the fund's volatility and performance. Of course, past performance does not guarantee future results. The bar chart shows you how performance of the fund's Class A shares has varied from year to year. The performance of Class B and Class C shares will be lower due to their higher expenses. Sales charges are not reflected in the chart; if they had been, returns would be lower.

The table compares the fund's performance for Class A and Class B shares over different time periods to that of the fund's benchmark index, which is a broad measures of market performance. However, because Class C shares have not been offered for a full calendar year, no information is presented for these shares. The fund's performance reflects sales charges and fund expenses; the benchmark is unmanaged and has no expenses. Both the chart and the table assume that all distributions have been reinvested.

ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR
-13.72%  60.96%  26.50%  22.60%  -0.33%  47.30%  20.07%  20.07%  -8.47%
-------------------------------------------------------------------------------
1990     1991    1992    1993    1994    1995    1996    1997    1998    1999

BEST QUARTER:
Quarter ending:         3/31/91
Total return            33.49%

WORST QUARTER:
Quarter ending:         9/30/98
Total Return            -23.21%

                                                                                       Since
AVERAGE ANNUAL TOTAL RETURNS         Inception      One                Ten Years   Inception
AS OF 12/31/99                            Date     Year   Five Years   (Class A)   (Class B)
--------------------------------------------------------------------------------------------
Small Cap Value Fund (Class A)          1/1/88    ____%        ____%       ____%         N/A
--------------------------------------------------------------------------------------------
Small Cap Value Fund (Class B)        11/24/97    ____%          N/A         N/A       ____%
--------------------------------------------------------------------------------------------
Russell 2000 Index                                ____%        ____%       ____%       ____%
--------------------------------------------------------------------------------------------

4.   WHAT ARE THE FEES AND EXPENSES OF THE FUND?

As an investor, you pay fees and expenses to buy and hold shares of the fund. You pay shareholder fees directly when you buy or sell shares. You pay annual fund operating expenses indirectly since they are deducted from fund assets. The figures below show fund expenses during the fiscal year ended September 30, 1999.(1)

---------------------------------------------------------------------------------------------
SHAREHOLDER FEES                                                CLASS A    CLASS B    CLASS C
---------------------------------------------------------------------------------------------
     MAXIMUM SALES CHARGE (LOAD)
     AS A % OF OFFERING PRICE                                  5.25%(2)      0.00%      1.00%
     MAXIMUM DEFERRED SALES CHARGE (LOAD)
     AS A % OF ORIGINAL PURCHASE PRICE OR REDEMPTION
     PROCEEDS, WHICHEVER IS LESS                               0.00%(3)      5.00%      1.00%
ANNUAL FUND OPERATING EXPENSES AS A % OF AVERAGE NET ASSETS
---------------------------------------------------------------------------------------------
     Management Fees                                              0.70%      0.70%      0.70%
     Distribution and Service (12b-1) Fees                        0.25%      1.00%      1.00%
     Other Expenses                                               ____%      ____%      ____%
     TOTAL                                                        ____%      ____%      ____%
---------------------------------------------------------------------------------------------

(1) The net expenses the fund actually paid for the fiscal year ended September 30, 1999 were ____%, ____%, ____%, respectively, for Class A, Class B and Class C shares. THE ADVISOR INTENDS TO WAIVE FEES DURING THE CURRENT FISCAL YEAR SO THAT TOTAL FUND OPERATING EXPENSES DO NOT EXCEED 1.15%, 1.90% AND 1.90%, RESPECTIVELY, FOR CLASS A, CLASS B AND CLASS C SHARES. FEE WAIVERS MAY BE DISCONTINUED AT ANY TIME.
(2) Certain investors may qualify for reduced sales charges.
(3) Class A share investments of $1 million or more on which no front-end sales charge is paid may be subject to a contingent deferred sales charge.

--------------------------------------------------------------------------------
EXAMPLE This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:
--------------------------------------------------------------------------------

                            CLASS B        CLASS B        CLASS C        CLASS C
                           assuming    assuming no       assuming    assuming no
                         redemption     redemption     redemption     redemption
                          at end of      at end of      at end of      at end of
              CLASS A   each period    each period    each period    each period
--------------------------------------------------------------------------------

1 year         $  634        $  691         $  191         $  389         $  289
3 years        $  865        $  991         $  591         $  685         $  685
5 years        $1,115        $1,216         $1,016         $1,106         $1,106
10 years       $1,827        $2,005         $2,005         $2,279         $2,279

5.   WHO MANAGES THE FUND?

U.S. Bank National Association (U.S. Bank), acting through its First American Asset Management division, is the fund's investment advisor. First American Asset Management provides investment management services to individuals and institutions, including corporations, foundations, pensions and retirement plans. As of December 31, 1999, it had more than $ ____ billion in assets under management, including investment company assets of more than $ ____ billion. As investment advisor, First American Asset Management manages the fund's business and investment activities, subject to the authority of the board of directors.

The fund is managed by a team of persons associated with First American Asset Management.

6.   HOW DO I BUY FUND SHARES?

You may become a shareholder in the fund with an initial investment of $1,000 or more ($250 for a retirement plan or a UGMA/UTMA account). Additional investments can be made for as little as $100 ($25 for a retirement plan or a UGMA/UTMA account). Your purchase price is typically the net asset value of your shares, plus a front-end sales charge. Sales charges vary depending on the amount of your purchase. The fund's distributor receives the sales charge you pay and reallows a portion of the sales charge to your broker or participating institution.

                                      Sales Charge--Class A              Maximum
                                                                     Reallowance
                                    as a % of          as a % of       as a % of
                                     Purchase         Net Amount        Purchase
                                        Price           Invested           Price
--------------------------------------------------------------------------------
Less than  $ 50,000                     5.25%              5.54%           5.00%
$ 50,000 - $ 99,999                     4.25%              4.44%           4.00%
$100,000 - $249,999                     3.25%              3.36%           3.00%
$250,000 - $499,999                     2.25%              2.30%           2.00%
$500,000 - $999,999                     1.75%              1.78%           1.50%
$1 million and over                        0%                 0%              0%

You may purchase shares by calling your broker or financial institution, or by simply completing and signing a new account form, enclose a check made payable to the fund you wish to invest in, and mailing both to: First American Funds, c/o DST Systems, Inc., P.O. Box 219382, Kansas City, Missouri 64121-9382. New account forms may be obtained by calling us at 1-800-637-2548.

7.   HOW CAN I SELL FUND SHARES?

If you purchased shares through a broker or financial institution, simply call them to sell your shares. If you did not purchase shares through a broker or financial institution, you may sell your shares by calling 1-800-637-2548. To sell shares by mail, send a written request to your broker or financial institution, or to the fund at the following address: First American Funds, c/o DST Systems, Inc., P.O. Box 219382, Kansas City, Missouri 64121-9382.

8.   HOW ARE FUND DISTRIBUTIONS MADE AND TAXED?

Dividends from the fund's net investment income are declared and paid monthly. Any capital gains are distributed at least once each year. For most investors, fund dividends and distributions are considered taxable whether they are reinvested or taken in cash (unless your investment is in an IRA or other tax-advantaged account). Dividends from the fund's net investment income and short-term capital gains are taxable as ordinary income. Distributions of the fund's long-term capital gains are taxable as long-term capital gains, regardless of how long you have held your shares. Because of its investment objective and strategy, distributions for the fund are expected to consist primarily of capital gains.

9.   WHAT SERVICES ARE OFFERED BY THE FUND?

First American offers several ways to make it easier for you to manage your account, such as: telephone transactions; wire and electronic funds transfers; automatic investing; systematic withdrawals; and exchange privileges with other First American Funds. Personal service is always available by calling Investor Services at 1-800-637-2548.

First American Mid Cap Growth Fund Profile
U.S. Bancorp 401(k) Savings Plan - Class Y Shares
February 1, 2000

This Profile summarizes key information about the fund that is included in the fund's prospectus. The fund's prospectus includes additional information about the fund, including a more detailed description of the risks associated with investing in the fund that you may want to consider before you invest. You may obtain the prospectus and other information about the fund at no cost by calling U-Connect at 1-800-806-7009. This Profile is intended for use in connection with the U.S. Bancorp 401(k) Savings Plan and is not intended for use by other investors.

1.   WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

Mid Cap Growth Fund has an objective of growth of capital.

2.   WHAT IS THE FUND'S PRINCIPAL INVESTMENT STRATEGY?

Under normal market conditions, Mid Cap Growth Fund invests primarily (at least 75% of total assets) in common stocks of mid capitalization companies, defined as companies that have market capitalizations at the time of purchase within the range of market capitalizations of companies constituting the Russell Midcap Index. This index measures the performance of the 800 smallest companies in the Russell 1000 Index (which is made up of the 1,000 largest U.S. companies based on total market capitalization). As of the date of this prospectus, market capitalizations of companies in the Russell Midcap Index ranged from approximately $____ million to $____ billion. The advisor will select companies that it believes exhibit the potential for superior growth based on factors such as: above average growth in revenue and earnings; strong competitive position; strong management; and sound financial condition. Up to 25% of the fund's total assets may be invested in securities of foreign issuers which are either listed on a United States stock exchange or represented by American Depositary Receipts.

Additional information about the fund's investments is available in the fund's annual and semi-annual reports to shareholders. In the fund's annual report you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during the last fiscal year. You may obtain either or both of these reports at no cost by calling U-Connect at 1-800-806-7009.

3.   WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUND?

The value of your investment in this fund will change daily, which means you could lose money. The main risks of investing in this fund include:

Risks of Common Stocks: Stocks may decline significantly in price over short or extended periods of time. Price changes may occur in the market as a whole, or they may occur in only a particular company, industry or sector of the market.

Risks of Mid Cap Stocks: While stocks of mid cap companies may be slightly less volatile than those of small cap companies, they still involve substantial risk and their prices may be subject to more abrupt or erratic movements than those of larger, more established companies or the market averages in general.

Foreign Security Risk: Securities of foreign issuers, even when dollar-denominated and publicly traded in the United States, may involve risks not associated with the securities of domestic issuers, including the risks of adverse currency fluctuations and of political or social instability or diplomatic developments that could adversely affect the securities.

Risks of Securities Lending: The fund is subject to the risk that the other party to a securities lending agreement will default on its obligations.

Fund Performance Information

The following illustrations provide you with information on the fund's volatility and performance. Of course, past performance does not guarantee future results. The bar chart shows you how performance of the fund's shares has varied from year to year. The table compares the fund's performance over different time periods to that of the fund's benchmark index, which is a broad measure of market performance. The fund's performance reflects fund expenses; the benchmark is unmanaged and has no expenses. Both the chart and the table assume that all distributions have been reinvested.

ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR

10.84%
------------------
1998        1999

BEST QUARTER:
Quarter ending:         12/31/98
Total return            25.88%

WORST QUARTER:
Quarter ending:         9/30/98
Total return            -19.31%

AVERAGE ANNUAL TOTAL RETURNS              Inception                        Since
AS OF 12/31/99                                 Date      One Year      Inception
--------------------------------------------------------------------------------
Mid Cap Growth Fund                         2/18/97       ______%        ______%
--------------------------------------------------------------------------------
Russell Midcap Index                                      ______%        ______%
--------------------------------------------------------------------------------

4.   WHAT ARE THE FEES AND EXPENSES OF THE FUND?

As an investor, you pay fees and expenses to buy and hold shares of the fund. You pay shareholder fees directly when you buy or sell shares. You pay annual fund operating expenses indirectly since they are deducted from fund assets. The figures below show fund expenses during the fiscal year ended September 30, 1999.(1)

--------------------------------------------------------------------------------
SHAREHOLDER FEES
--------------------------------------------------------------------------------
   MAXIMUM SALES CHARGE (LOAD)                                              None
   MAXIMUM DEFERRED SALES CHARGE (LOAD)                                     None
ANNUAL FUND OPERATING EXPENSES AS A % OF AVERAGE NET ASSETS
--------------------------------------------------------------------------------
   Management Fees                                                         0.70%
   Distribution and Service (12b-1) Fees                                    None
   Other Expenses                                                          ____%
   TOTAL                                                                   ____%
--------------------------------------------------------------------------------

(1) The net expenses the fund actually paid after waivers for the fiscal year ended September 30, 1999 were ____%. THE ADVISOR INTENDS TO WAIVE FEES DURING THE CURRENT FISCAL YEAR SO THAT TOTAL FUND OPERATING EXPENSES DO NOT EXCEED 0.90%. FEE WAIVERS MAY BE DISCONTINUED AT ANY TIME.

--------------------------------------------------------------------------------
EXAMPLE This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:
--------------------------------------------------------------------------------

1 year                                                                    $   89
3 years                                                                   $  278
5 years                                                                   $  482
10 years                                                                  $1,073

5.   WHO MANAGES THE FUND?

U.S. Bank National Association (U.S. Bank), acting through its First American Asset Management division, is the fund's investment advisor. First American Asset Management provides investment management services to individuals and institutions, including corporations, foundations, pensions and retirement plans. As of December 31, 1999, it had more than $ ____ billion in assets under management, including investment company assets of more than $ ____ billion. As investment advisor, First American Asset Management manages the fund's business and investment activities, subject to the authority of the board of directors.

The fund is managed by a team of persons associated with First American Asset Management.

6.   HOW DO I REVIEW AND MAKE CHANGES TO MY INVESTMENT OPTIONS?

You may review and make changes to your investment options by calling U-Connect at 1-800-806-7009 or logging on to the U.S. Bancorp 401(k) Savings Plan Web site at www.rsweb.com/60587.

7.   HOW ARE FUND DISTRIBUTIONS MADE AND TAXED?

Distributions may be requested by calling U-Connect at 1-800-806-7009.

Distributions from the U.S. Bancorp 401(k) Savings Plan are generally taxable and subject to withholding in the current year unless the participant requests a direct rollover to an IRA or another qualified plan. Certain distributions such as distributions from an employee's after-tax account or, in some circumstances, portions of distributions made after a participant has attained age 70-1/2 may not be rolled over to an IRA or another qualified plan. Generally, an employee's distribution will be taxed at ordinary income tax rates. Distributions made before a participant attains age 59-1/2 are subject to a 10% penalty tax unless an exception applies.

Participants in the U.S. Bancorp 401(k) Savings Plan will not be taxed on pretax earnings reductions or on employer contributions at the time such amounts are allocated to their accounts. Pretax contributions, however, are subject to tax under FICA and FUTA. Participants will not be taxed on the income earned on any securities in the trust fund until they are withdrawn or distributed under the Plan.

First American Mid Cap Value Fund Profile
U.S. Bancorp 401(k) Savings Plan - Class Y Shares
February 1, 2000

This Profile summarizes key information about the fund that is included in the fund's prospectus. The fund's prospectus includes additional information about the fund, including a more detailed description of the risks associated with investing in the fund that you may want to consider before you invest. You may obtain the prospectus and other information about the fund at no cost by calling U-Connect at 1-800-806-7009. This Profile is intended for use in connection with the U.S. Bancorp 401(k) Savings Plan and is not intended for use by other investors.

1.   WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

Mid Cap Value Fund has an objective of capital appreciation.

2.   WHAT IS THE FUND'S PRINCIPAL INVESTMENT STRATEGY?

Under normal market conditions, Mid Cap Value Fund invests primarily (at least 75% of total assets) in common stocks of mid capitalization companies, defined as companies that have market capitalizations at the time of purchase within the range of market capitalizations of companies constituting the Russell Midcap Index. This index measures the performance of the 800 smallest companies in the Russell 1000 Index (which is made up of the 1,000 largest U.S. companies based on total market capitalization). As of the date of this prospectus, market capitalizations of companies in the Russell Midcap Index ranged from approximately $____ million to $____ billion. In selecting stocks, the fund's advisor invests in securities it believes: are undervalued relative to other securities in the same industry or market; exhibit good or improving fundamentals; and exhibit an identifiable catalyst that could close the gap between market value and fair value over the next one to two years.

Additional information about the fund's investments is available in the fund's annual and semi-annual reports to shareholders. In the fund's annual report you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during the last fiscal year. You may obtain either or both of these reports at no cost by calling U-Connect at 1-800-806-7009.

3.   WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUND?

The value of your investment in this fund will change daily, which means you could lose money. The main risks of investing in this fund include:

Risks of Common Stocks: Stocks may decline significantly in price over short or extended periods of time. Price changes may occur in the market as a whole, or they may occur in only a particular company, industry or sector of the market.

Risks of Mid Cap Stocks: While stocks of mid cap companies may be slightly less volatile than those of small cap companies, they still involve substantial risk and their prices may be subject to more abrupt or erratic movements than those of larger, more established companies or the market averages in general.

Foreign Security Risk: Securities of foreign issuers, even when dollar-denominated and publicly traded in the United States, may involve risks not associated with the securities of domestic issuers, including the risks of adverse currency fluctuations and of political or social instability or diplomatic developments that could adversely affect the securities.

Risks of Securities Lending: The fund is subject to the risk that the other party to a securities lending agreement will default on its obligations.

Fund Performance Information

The following illustrations provide you with information on the fund's volatility and performance. Of course, past performance does not guarantee future results. The bar chart shows you how performance of the fund's shares has varied from year to year. The table compares the fund's performance over different time periods to that of the fund's benchmark index, which is a broad measure of market performance. The fund's performance reflects fund expenses; the benchmark is unmanaged and has no expenses. Both the chart and the table assume that all distributions have been reinvested.

ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR
20.30%      32.34%      24.53%      -12.96%
------------------------------------------------------
1995        1996        1997         1998       1999

BEST QUARTER:
Quarter ending:         6/30/97
Total return            17.97%

WORST QUARTER:
Quarter ending:         9/30/98
Total return            -30.80%

AVERAGE ANNUAL TOTAL RETURNS       Inception                               Since
AS OF 12/31/99                          Date   One Year   Five Years   Inception
--------------------------------------------------------------------------------
Mid Cap Value Fund                    2/4/94    ______%      ______%     ______%
--------------------------------------------------------------------------------
Russell Midcap Index                            ______%      ______%     ______%
--------------------------------------------------------------------------------

4.   WHAT ARE THE FEES AND EXPENSES OF THE FUND?

As an investor, you pay fees and expenses to buy and hold shares of the fund. You pay shareholder fees directly when you buy or sell shares. You pay annual fund operating expenses indirectly since they are deducted from fund assets. The figures below show fund expenses during the fiscal year ended September 30, 1999.(1)

--------------------------------------------------------------------------------
SHAREHOLDER FEES
--------------------------------------------------------------------------------
   MAXIMUM SALES CHARGE (LOAD)                                              None
   MAXIMUM DEFERRED SALES CHARGE (LOAD)                                     None
ANNUAL FUND OPERATING EXPENSES AS A % OF AVERAGE NET ASSETS
--------------------------------------------------------------------------------
   Management Fees                                                         0.70%
   Distribution and Service (12b-1) Fees                                    None
   Other Expenses                                                          ____%
   TOTAL                                                                   ____%
--------------------------------------------------------------------------------

(1) The net expenses the fund actually paid after waivers for the fiscal year ended September 30, 1999 were ____%. THE ADVISOR INTENDS TO WAIVE FEES DURING THE CURRENT FISCAL YEAR SO THAT TOTAL FUND OPERATING EXPENSES DO NOT EXCEED 0.90%. FEE WAIVERS MAY BE DISCONTINUED AT ANY TIME.

--------------------------------------------------------------------------------
EXAMPLE This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:
--------------------------------------------------------------------------------

1 year                                                                    $   91
3 years                                                                   $  284
5 years                                                                   $  493
10 years                                                                  $1,096

5.   WHO MANAGES THE FUND?

U.S. Bank National Association (U.S. Bank), acting through its First American Asset Management division, is the fund's investment advisor. First American Asset Management provides investment management services to individuals and institutions, including corporations, foundations, pensions and retirement plans. As of December 31, 1999, it had more than $ ____ billion in assets under management, including investment company assets of more than $ ____ billion. As investment advisor, First American Asset Management manages the fund's business and investment activities, subject to the authority of the board of directors.

The fund is managed by a team of persons associated with First American Asset Management.

6.   HOW DO I REVIEW AND MAKE CHANGES TO MY INVESTMENT OPTIONS?

You may review and make changes to your investment options by calling U-Connect at 1-800-806-7009 or logging on to the U.S. Bancorp 401(k) Savings Plan Web site at www.rsweb.com/60587.

7.   HOW ARE FUND DISTRIBUTIONS MADE AND TAXED?

Distributions may be requested by calling U-Connect at 1-800-806-7009.

Distributions from the U.S. Bancorp 401(k) Savings Plan are generally taxable and subject to withholding in the current year unless the participant requests a direct rollover to an IRA or another qualified plan. Certain distributions such as distributions from an employee's after-tax account or, in some circumstances, portions of distributions made after a participant has attained age 70-1/2 may not be rolled over to an IRA or another qualified plan. Generally, an employee's distribution will be taxed at ordinary income tax rates. Distributions made before a participant attains age 59-1/2 are subject to a 10% penalty tax unless an exception applies.

Participants in the U.S. Bancorp 401(k) Savings Plan will not be taxed on pretax earnings reductions or on employer contributions at the time such amounts are allocated to their accounts. Pretax contributions, however, are subject to tax under FICA and FUTA. Participants will not be taxed on the income earned on any securities in the trust fund until they are withdrawn or distributed under the Plan.

First American Small Cap Growth Fund Profile
U.S. Bancorp 401(k) Savings Plan - Class Y Shares
February 1, 2000

This Profile summarizes key information about the fund that is included in the fund's prospectus. The fund's prospectus includes additional information about the fund, including a more detailed description of the risks associated with investing in the fund that you may want to consider before you invest. You may obtain the prospectus and other information about the fund at no cost by calling U-Connect at 1-800-806-7009. This Profile is intended for use in connection with the U.S. Bancorp 401(k) Savings Plan and is not intended for use by other investors.

1.   WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

Small Cap Growth Fund has an objective of growth of capital.

2.   WHAT IS THE FUND'S PRINCIPAL INVESTMENT STRATEGY?

Under normal market conditions, Small Cap Growth Fund invests primarily (at least 75% of total assets) in common stocks of small capitalization companies, defined as companies that have market capitalizations at the time of purchase within the range of market capitalizations of companies constituting the Russell 2000 Index. This index measures the performance of the 2,000 smallest companies in the Russell 3000 Index (which is made up of the 3,000 largest U.S. companies based on total market capitalization). As of the date of this prospectus, market capitalizations of companies in the Russell 2000 Index ranged from approximately $____ million to $____ billion.

The advisor will select companies that it believes exhibit the potential for superior growth based on factors such as: above average growth in revenue and earnings; strong competitive position; strong management; and sound financial condition. Up to 25% of the fund's total assets may be invested in securities of foreign issuers which are either listed on a United States stock exchange or represented by American Depositary Receipts.

Additional information about the fund's investments is available in the fund's annual and semi-annual reports to shareholders. In the fund's annual report you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during the last fiscal year. You may obtain either or both of these reports at no cost by calling us at 1-800-637-2548.

3.   WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUND?

The value of your investment in this fund will change daily, which means you could lose money. The main risks of investing in this fund include:

Risks of Common Stocks: Stocks may decline significantly in price over short or extended periods of time. Price changes may occur in the market as a whole, or they may occur in only a particular company, industry or sector of the market.

Risks of Small Cap Stocks: Stocks of small capitalization companies involve substantial risk. These stocks historically have experienced greater price volatility than stocks of larger-capitalization companies, and they may be expected to do so in the future.

Foreign Security Risk: Securities of foreign issuers, even when dollar-denominated and publicly traded in the United States, may involve risks not associated with the securities of domestic issuers, including the risks of adverse currency fluctuations and of political or social instability or diplomatic developments that could adversely affect the securities.

Risks of Securities Lending: The fund is subject to the risk that the other party to a securities lending agreement will default on its obligations.

Fund Performance Information

The following illustrations provide you with information on the fund's volatility and performance. Of course, past performance does not guarantee future results. The bar chart is intended to show you how performance of the fund's shares has varied from year to year. However, because Class Y shares were first offered in 1998, only one calendar year of information is available.

The table compares the fund's performance over different time periods to that of the fund's benchmark index, which is a broad measure of market performance. The fund's performance reflects fund expenses; the benchmark is unmanaged and has no expenses. Both the chart and the table assume that all distributions have been reinvested.

ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR

--------
1999


BEST QUARTER:
Quarter ending:         ________
Total return            ________

WORST QUARTER:
Quarter ending:         ________
Total return            ________

AVERAGE ANNUAL TOTAL RETURNS                 Inception                     Since
AS OF 12/31/99                                    Date     One Year    Inception
--------------------------------------------------------------------------------
Small Cap Growth Fund                          7/31/98     _______%     _______%
--------------------------------------------------------------------------------
Russell 2000 Index                                         _______%     _______%
--------------------------------------------------------------------------------

4.   WHAT ARE THE FEES AND EXPENSES OF THE FUND?

As an investor, you pay fees and expenses to buy and hold shares of the fund. You pay shareholder fees directly when you buy or sell shares. You pay annual fund operating expenses indirectly since they are deducted from fund assets. The figures below show fund expenses during the fiscal year ended September 30, 1999.(1)

--------------------------------------------------------------------------------
SHAREHOLDER FEES
--------------------------------------------------------------------------------
      MAXIMUM SALES CHARGE (LOAD)                                           None
      MAXIMUM DEFERRED SALES CHARGE (LOAD)                                  None
ANNUAL FUND OPERATING EXPENSES AS A % OF AVERAGE NET ASSETS
--------------------------------------------------------------------------------
      Management Fees                                                      0.70%
      Distribution and Service (12b-1) Fees                                 None
      Other Expenses                                                       ____%
      TOTAL                                                                ____%
--------------------------------------------------------------------------------

(1) The net expenses the fund actually paid after waivers for the fiscal year ended September 30, 1999 were ____%. The advisor intends to waive fees during the current fiscal year so that total fund operating expenses do not exceed 0.90%. Fee waivers may be discontinued at any time.

--------------------------------------------------------------------------------
EXAMPLE This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:
--------------------------------------------------------------------------------

1 year                                                                    $   92
3 years                                                                   $  287
5 years                                                                   $  498
10 years                                                                  $1,108

5.   WHO MANAGES THE FUND?

U.S. Bank National Association (U.S. Bank), acting through its First American Asset Management division, is the fund's investment advisor. First American Asset Management provides investment management services to individuals and institutions, including corporations, foundations, pensions and retirement plans. As of December 31, 1999, it had more than $ ____ billion in assets under management, including investment company assets of more than $ ____ billion. As investment advisor, First American Asset Management manages the fund's business and investment activities, subject to the authority of the board of directors.

The fund is managed by a team of persons associated with First American Asset Management.

6.   HOW DO I REVIEW AND MAKE CHANGES TO MY INVESTMENT OPTIONS?

You may review and make changes to your investment options by calling U-Connect at 1-800-806-7009 or logging on to the U.S. Bancorp 401(k) Savings Plan Web site at www.rsweb.com/60587.

7.   HOW ARE FUND DISTRIBUTIONS MADE AND TAXED?

Distributions may be requested by calling U-Connect at 1-800-806-7009.

Distributions from the U.S. Bancorp 401(k) Savings Plan are generally taxable and subject to withholding in the current year unless the participant requests a direct rollover to an IRA or another qualified plan. Certain distributions such as distributions from an employee's after-tax account or, in some circumstances, portions of distributions made after a participant has attained age 70-1/2 may not be rolled over to an IRA or another qualified plan. Generally, an employee's distribution will be taxed at ordinary income tax rates. Distributions made before a participant attains age 59-1/2 are subject to a 10% penalty tax unless an exception applies.

Participants in the U.S. Bancorp 401(k) Savings Plan will not be taxed on pretax earnings reductions or on employer contributions at the time such amounts are allocated to their accounts. Pretax contributions, however, are subject to tax under FICA and FUTA. Participants will not be taxed on the income earned on any securities in the trust fund until they are withdrawn or distributed under the Plan.

First American Small Cap Value Fund Profile
U.S. Bancorp 401(k) Savings Plan - Class Y Shares
February 1, 2000

This Profile summarizes key information about the fund that is included in the fund's prospectus. The fund's prospectus includes additional information about the fund, including a more detailed description of the risks associated with investing in the fund that you may want to consider before you invest. You may obtain the prospectus and other information about the fund at no cost by calling us at 1-800-806-7009. This Profile is intended for use in connection with the U.S. Bancorp 401(k) Savings Plan and is not intended for use by other investors.

1.   WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

Small Cap Value Fund has an objective of capital appreciation.

2.   WHAT IS THE FUND'S PRINCIPAL INVESTMENT STRATEGY?

Under normal market conditions, Small Cap Value Fund invests primarily (at least 75% of total assets) in common stocks of small capitalization companies, defined as companies that have market capitalizations at the time of purchase within the range of market capitalizations of companies constituting the Russell 2000 Index. This index measures the performance of the 2,000 smallest companies in the Russell 3000 Index (which is made up of the 3,000 largest U.S. companies based on total market capitalization). As of the date of this prospectus, market capitalizations of companies in the Russell 2000 Index ranged from approximately $____ million to $____ billion.

In selecting stocks, the fund's advisor invests in securities it believes: are undervalued relative to other securities in the same industry or market; exhibit good or improving fundamentals; and exhibit an identifiable catalyst that could close the gap between market value and fair value over the next one to two years.

Additional information about the fund's investments is available in the fund's annual and semi-annual reports to shareholders. In the fund's annual report you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during the last fiscal year. You may obtain either or both of these reports at no cost by calling U-Connect at 1-800-806-7009.

3.   WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUND?

The value of your investment in this fund will change daily, which means you could lose money. The main risks of investing in this fund include:

Risks of Common Stocks: Stocks may decline significantly in price over short or extended periods of time. Price changes may occur in the market as a whole, or they may occur in only a particular company, industry or sector of the market.

Risks of Small Cap Stocks: Stocks of small capitalization companies involve substantial risk. These stocks historically have experienced greater price volatility than stocks of larger-capitalization companies, and they may be expected to do so in the future.

Risks of Securities Lending: The fund is subject to the risk that the other party to a securities lending agreement will default on its obligations.

Fund Performance Information

The following illustrations provide you with information on the fund's volatility and performance. Of course, past performance does not guarantee future results. The bar chart shows you how performance of the fund's shares has varied from year to year. The table compares the fund's performance over different time periods to that of the fund's benchmark index, which is a broad measure of market performance. The fund's performance reflects fund expenses; the benchmark is unmanaged and has no expenses. Both the chart and the table assume that all distributions have been reinvested.

ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR
47.33%     20.36%     20.37%     -8.26%
--------------------------------------------------
1995       1996       1997       1998      1999

BEST QUARTER:
Quarter ending:         _______
Total return            _______

WORST QUARTER:
Quarter ending:         9/30/98
Total return            -23.17%

AVERAGE ANNUAL TOTAL RETURNS       Inception                               Since
AS OF 12/31/99                          Date   One Year   Five Years   Inception
--------------------------------------------------------------------------------
Small Cap Value Fund                  8/1/94     _____%      ______%     ______%
--------------------------------------------------------------------------------
Russell 2000 Index                               _____%      ______%     ______%
--------------------------------------------------------------------------------

4.   WHAT ARE THE FEES AND EXPENSES OF THE FUND?

As an investor, you pay fees and expenses to buy and hold shares of the fund. You pay shareholder fees directly when you buy or sell shares. You pay annual fund operating expenses indirectly since they are deducted from fund assets. The figures below show fund expenses during the fiscal year ended September 30, 1999.(1)

--------------------------------------------------------------------------------
SHAREHOLDER FEES
--------------------------------------------------------------------------------
     MAXIMUM SALES CHARGE (LOAD)                                            None
     MAXIMUM DEFERRED SALES CHARGE (LOAD)                                   None
ANNUAL FUND OPERATING EXPENSES AS A % OF AVERAGE NET ASSETS
--------------------------------------------------------------------------------
      Management Fees                                                      0.70%
      Distribution and Service (12b-1) Fees                                 None
      Other Expenses                                                       ____%
      TOTAL                                                                ____%
--------------------------------------------------------------------------------

(1) The net expenses the fund actually paid after waivers for the fiscal year ended September 30, 1999 were ____%. THE ADVISOR INTENDS TO WAIVE FEES DURING THE CURRENT FISCAL YEAR SO THAT TOTAL FUND OPERATING EXPENSES DO NOT EXCEED 0.90%. FEE WAIVERS MAY BE DISCONTINUED AT ANY TIME.

--------------------------------------------------------------------------------
EXAMPLE This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:
--------------------------------------------------------------------------------

1 year                                                                    $   90
3 years                                                                   $  281
5 years                                                                   $  488
10 years                                                                  $1,084

5.   WHO MANAGES THE FUND?

U.S. Bank National Association (U.S. Bank), acting through its First American Asset Management division, is the fund's investment advisor. First American Asset Management provides investment management services to individuals and institutions, including corporations, foundations, pensions and retirement plans. As of December 31, 1999, it had more than $ ____ billion in assets under management, including investment company assets of more than $ ____ billion. As investment advisor, First American Asset Management manages the fund's business and investment activities, subject to the authority of the board of directors.

The fund is managed by a team of persons associated with First American Asset Management.

6.   HOW DO I REVIEW AND MAKE CHANGES TO MY INVESTMENT OPTIONS?

You may review and make changes to your investment options by calling U-Connect at 1-800-806-7009 or logging on to the U.S. Bancorp 401(k) Savings Plan Web site at www.rsweb.com/60587.

7.   HOW ARE FUND DISTRIBUTIONS MADE AND TAXED?

Distributions may be requested by calling U-Connect at 1-800-806-7009.

Distributions from the U.S. Bancorp 401(k) Savings Plan are generally taxable and subject to withholding in the current year unless the participant requests a direct rollover to an IRA or another qualified plan. Certain distributions such as distributions from an employee's after-tax account or, in some circumstances, portions of distributions made after a participant has attained age 70-1/2 may not be rolled over to an IRA or another qualified plan. Generally, an employee's distribution will be taxed at ordinary income tax rates. Distributions made before a participant attains age 59-1/2 are subject to a 10% penalty tax unless an exception applies.

Participants in the U.S. Bancorp 401(k) Savings Plan will not be taxed on pretax earnings reductions or on employer contributions at the time such amounts are allocated to their accounts. Pretax contributions, however, are subject to tax under FICA and FUTA. Participants will not be taxed on the income earned on any securities in the trust fund until they are withdrawn or distributed under the Plan.

First American Emerging Markets Fund Profile
Class A, Class B and Class C Shares
February 1, 2000

This Profile summarizes key information about the fund that is included in the fund's prospectus. The fund's prospectus includes additional information about the fund, including a more detailed description of the risks associated with investing in the fund that you may want to consider before you invest. You may obtain the prospectus and other information about the fund at no cost by calling us at 1-800-637-2548, or by contacting your investment professional.

1.   WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

Emerging Markets Fund has an objective of long-term growth of capital.

2.   WHAT IS THE FUND'S PRINCIPAL INVESTMENT STRATEGY?

Under normal market conditions, Emerging Markets Fund invests primarily (at least 65% of its total assets) in equity securities from the world's emerging markets. Normally, the fund will invest in securities traded in at least six foreign countries. A country is considered to have an "emerging market" if it has a relatively low gross national product per capita compared to the world's major economies, and the potential for rapid economic growth. Countries with emerging markets include: those that have an emerging stock market (as defined by the International Financial Corporation); those with low- to middle-income economies (according to the World Bank); and those listed in World Bank publications as "developing."

Equity securities in which the fund invests include common and preferred stock. In addition, the fund may invest in securities representing underlying international securities, such as American Depositary Receipts and European Depositary Receipts, and in securities of other investment companies. In order to hedge against adverse movements in currency exchange rates, the fund may enter into forward foreign currency exchange contracts.

Additional information about the fund's investments is available in the fund's annual and semi-annual reports to shareholders. In the fund's annual report you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during the last fiscal year. You may obtain either or both of these reports at no cost by calling us at 1-800-637-2548.

3.   WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUND?

The value of your investment in this fund will change daily, which means you could lose money. The main risks of investing in this fund include:

Risks of Equity Securities: Equity securities may decline significantly in price over short or extended periods of time. Price changes may occur in the world market as a whole, or they may occur in only a particular country, company, industry or sector of the world market.

Risks of International Investing: International investing involves risks not typically associated with domestic investing. Because of these risks, and because of the sub-advisor's ability to invest substantial portions of the fund's assets in a small number of countries, the fund may be subject to greater volatility than mutual funds that invest principally in domestic securities. Risks of international investing include adverse currency fluctuations, potential political and economic instability, limited liquidity and volatile prices of non-U.S. securities, limited availability of information regarding non-U.S. companies, investment and repatriation restrictions, and foreign taxation.

Risks of Emerging Markets: The risks of international investing are particularly significant in emerging markets. Investing in emerging markets generally involves exposure to economic structures that are less diverse and mature, and to political systems that are less stable, than those of developed countries. In addition, issuers in emerging markets typically are subject to a greater degree of change in earnings and business prospects than are companies in developed markets.

Risks of Smaller Capitalization Companies: Stocks of smaller capitalization companies involve substantial risk and their prices may be subject to more abrupt or erratic movements than those of larger, more established companies or of market averages in general.

Risks of Foreign Currency Hedging Transactions: If the sub-advisor's forecast of exchange rate movements is incorrect, the fund may realize losses on its foreign currency transactions. In addition, the fund's hedging transactions may prevent the fund from realizing the benefits of a favorable change in the value of foreign currencies.

Risks of Securities Lending: The fund is subject to the risk that the other party to a securities lending agreement will default on its obligations.

Fund Performance Information

The following illustrations provide you with information on the fund's volatility and performance. Of course, past performance does not guarantee future results. The bar chart shows you how performance of the fund's Class A shares has varied from year to year. The performance of Class B and Class C shares will be lower due to their higher expenses. Sales charges are not reflected in the chart; if they had been, returns would be lower.

The table compares the fund's performance for Class A and Class B shares over different time periods to that of the fund's benchmark index, which is a broad measures of market performance. However, because Class C shares were not offered prior to the date of this profile, no information is presented for these shares. The fund's performance reflects sales charges and fund expenses; the benchmark is unmanaged and has no expenses. Both the chart and the table assume that all distributions have been reinvested.

ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR
-18.10%     -21.77%     29.31%     -1.27%     -30.08%
--------------------------------------------------------------
1994        1995        1996       1997       1998      1999

BEST QUARTER:
Quarter ending:         9/30/94
Total return            30.42%

WORST QUARTER:
Quarter ending:         3/31/95
Total return            -30.83%

                                                                            Since        Since
AVERAGE ANNUAL TOTAL RETURNS           Inception       One      Five    Inception    Inception
AS OF 12/31/99                              Date      Year     Years    (Class A)    (Class B)
----------------------------------------------------------------------------------------------
Emerging Markets Fund (Class A)          11/9/93    _____%    _____%       _____%          N/A
----------------------------------------------------------------------------------------------
Emerging Markets Fund (Class B)           8/7/98    _____%       N/A          N/A       _____%
----------------------------------------------------------------------------------------------
Morgan Stanley Capital International                _____%    _____%       _____%       _____%
Emerging Markets Free Index
----------------------------------------------------------------------------------------------

4.   WHAT ARE THE FEES AND EXPENSES OF THE FUND?

As an investor, you pay fees and expenses to buy and hold shares of the fund. You pay shareholder fees directly when you buy or sell shares. You pay annual fund operating expenses indirectly since they are deducted from fund assets. The figures below show fund expenses during the fiscal year ended September 30, 1999.(1)

---------------------------------------------------------------------------------------------
SHAREHOLDER FEES                                                CLASS A    CLASS B    CLASS C
---------------------------------------------------------------------------------------------
     MAXIMUM SALES CHARGE (LOAD)
     AS A % OF OFFERING PRICE                                  5.25%(2)      0.00%      1.00%
     MAXIMUM DEFERRED SALES CHARGE (LOAD)
     AS A % OF ORIGINAL PURCHASE PRICE OR REDEMPTION
     PROCEEDS, WHICHEVER IS LESS                               0.00%(3)      5.00%      1.00%
ANNUAL FUND OPERATING EXPENSES AS A % OF AVERAGE NET ASSETS
---------------------------------------------------------------------------------------------
     Management Fees                                              1.25%      1.25%      1.25%
     Distribution and Service (12b-1) Fees                        0.25%      1.00%      1.00%
     Other Expenses                                               ____%      ____%      ____%
     TOTAL                                                        ____%      ____%      ____%
---------------------------------------------------------------------------------------------

(1) Actual expenses for the fiscal year were lower than those shown in the table because of voluntary fee waivers by the advisor. The net expenses the fund actually paid after waivers for the fiscal year ended September 30, 1999 were ____%, ____%, ____%, respectively, for Class A, Class B and Class C shares. THE ADVISOR INTENDS TO WAIVE FEES DURING THE CURRENT FISCAL YEAR SO THAT TOTAL FUND OPERATING EXPENSES DO NOT EXCEED 1.70%, 2.45% AND 2.45%, RESPECTIVELY, FOR CLASS A, CLASS B AND CLASS C SHARES. FEE WAIVERS MAY BE DISCONTINUED AT ANY TIME.
(2) Certain investors may qualify for reduced sales charges.
(3) Class A share investments of $1 million or more on which no front-end sales charge is paid may be subject to a contingent deferred sales charge.

--------------------------------------------------------------------------------
EXAMPLE This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:
--------------------------------------------------------------------------------

                            CLASS B        CLASS B        CLASS C        CLASS C
                           assuming    assuming no       assuming    assuming no
                         redemption     redemption     redemption     redemption
                          at end of      at end of      at end of      at end of
             CLASS A    each period    each period    each period    each period
--------------------------------------------------------------------------------

1 year        $  864         $  932         $  432        $______        $______
3 years       $1,556         $1,704         $1,304         ______         ______
5 years       $2,269         $2,388         $2,188         ______         ______
10 years      $4,143         $4,299         $4,299         ______         ______

5.   WHO MANAGES THE FUND?

U.S. Bank National Association (U.S. Bank), acting through its First American Asset Management division, is the fund's investment advisor. First American Asset Management provides investment management services to individuals and institutions, including corporations, foundations, pensions and retirement plans. As of December 31, 1999, it had more than $ ____ billion in assets under management, including investment company assets of more than $ ____ billion. As investment advisor, First American Asset Management manages the fund's business and investment activities, subject to the authority of the board of directors.

Marvin & Palmer Associates (Marvin & Palmer) is the sub-advisor to the fund, and is responsible for the investment and reinvestment of the fund's assets and the placement of brokerage transactions for the fund. Marvin & Palmer has been retained by the fund's investment advisor and is paid a portion of the advisory fee. A privately held company founded in 1986, Marvin & Palmer is engaged in the management of global, non-United States, domestic and emerging markets equity portfolios, principally for institutional accounts. As of December 31, 1999, the sub-advisor managed a total of approximately $ ____ billion in investments.

The fund is managed by a team of persons associated with Marvin & Palmer Associates.

6.   HOW DO I BUY FUND SHARES?

You may become a shareholder in the fund with an initial investment of $1,000 or more ($250 for a retirement plan or a UGMA/UTMA account). Additional investments can be made for as little as $100 ($25 for a retirement plan or a UGMA/UTMA account). Your purchase price is typically the net asset value of your shares, plus a front-end sales charge. Sales charges vary depending on the amount of your purchase. The fund's distributor receives the sales charge you pay and reallows a portion of the sales charge to your broker or participating institution.

                                   Sales Charge--Class A                 Maximum
                                                                     Reallowance
                                  as a % of          as a % of         as a % of
                                   Purchase         Net Amount          Purchase
                                      Price           Invested             Price
--------------------------------------------------------------------------------
Less than  $ 50,000                   5.25%              5.54%             5.00%
$ 50,000 - $ 99,999                   4.25%              4.44%             4.00%
$100,000 - $249,999                   3.25%              3.36%             3.00%
$250,000 - $499,999                   2.25%              2.30%             2.00%
$500,000 - $999,999                   1.75%              1.78%             1.50%
$1 million and over                      0%                 0%                0%

You may purchase shares by calling your broker or financial institution, or by simply completing and signing a new account form, enclose a check made payable to the fund you wish to invest in, and mailing both to: First American Funds, c/o DST Systems, Inc., P.O. Box 219382, Kansas City, Missouri 64121-9382. New account forms may be obtained by calling us at 1-800-637-2548.

7.   HOW CAN I SELL FUND SHARES?

If you purchased shares through a broker or financial institution, simply call them to sell your shares. If you did not purchase shares through a broker or financial institution, you may sell your shares by calling 1-800-637-2548. To sell shares by mail, send a written request to your broker or financial institution, or to the fund at the following address: First American Funds, c/o DST Systems, Inc., P.O. Box 219382, Kansas City, Missouri 64121-9382.

8.   HOW ARE FUND DISTRIBUTIONS MADE AND TAXED?

Dividends and capital gains from the fund's net investment income, if any, are declared and paid annually. For most investors, fund dividends and distributions are considered taxable whether they are reinvested or taken in cash (unless your investment is in an IRA or other tax-advantaged account). Dividends from the fund's net investment income and short-term capital gains are taxable as ordinary income. Distributions of the fund's long-term capital gains are taxable as long-term capital gains, regardless of how long you have held your shares.

The fund may be required to pay withholding and other taxes imposed by foreign countries. If the fund has more than 50% of its total assets invested in securities of foreign corporations at the end of its taxable year, it may make an election that will permit you either to claim a foreign tax credit with respect to foreign taxes paid by the fund or to deduct those amounts as an itemized deduction on your tax return. If the fund makes this election, you will be notified and provided with sufficient information to calculate the amount you may deduct as foreign taxes paid or your foreign tax credit.

9.   WHAT SERVICES ARE OFFERED BY THE FUND?

First American offers several ways to make it easier for you to manage your account, such as: telephone transactions; wire and electronic funds transfers; automatic investing; systematic withdrawals; and exchange privileges with other First American Funds. Personal service is always available by calling Investor Services at 1-800-637-2548.

First American International Fund Profile
Class A, Class B and Class C Shares
February 1, 2000

This Profile summarizes key information about the fund that is included in the fund's prospectus. The fund's prospectus includes additional information about the fund, including a more detailed description of the risks associated with investing in the fund that you may want to consider before you invest. You may obtain the prospectus and other information about the fund at no cost by calling us at 1-800-637-2548, or by contacting your investment professional.

1.   WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

International Fund has an objective of long-term growth of capital.

2.   WHAT IS THE FUND'S PRINCIPAL INVESTMENT STRATEGY?

Under normal market conditions, International Fund invests primarily (at least 65% of its total assets) in equity securities that trade in markets other than the United States. These securities generally are issued by companies: that are domiciled in countries other than the United States, or that derive at least 50% of either their revenues or their pre-tax income from activities outside of the United States. Normally, the fund will invest in securities traded in at least three foreign countries. Investments are expected to be made primarily in developed markets and larger capitalization companies. However, the fund also has the ability to invest in emerging markets and smaller capitalization companies.

Equity securities in which the fund invests include common and preferred stock. In addition, the fund may invest in securities representing underlying international securities, such as American Depositary Receipts and European Depositary Receipts, and in securities of other investment companies. In order to hedge against adverse movements in currency exchange rates, the fund may enter into forward foreign currency exchange contracts.

Additional information about the fund's investments is available in the fund's annual and semi-annual reports to shareholders. In the fund's annual report you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during the last fiscal year. You may obtain either or both of these reports at no cost by calling us at 1-800-637-2548.

3.   WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUND?

The value of your investment in this fund will change daily, which means you could lose money. The main risks of investing in this fund include:

Risks of Equity Securities: Equity securities may decline significantly in price over short or extended periods of time. Price changes may occur in the world market as a whole, or they may occur in only a particular country, company, industry or sector of the world market.

Risks of International Investing: International investing involves risks not typically associated with domestic investing. Because of these risks, and because of the sub-advisor's ability to invest substantial portions of the fund's assets in a small number of countries, the fund may be subject to greater volatility than mutual funds that invest principally in domestic securities. Risks of international investing include adverse currency fluctuations, potential political and economic instability, limited liquidity and volatile prices of non-U.S. securities, limited availability of information regarding non-U.S. companies, investment and repatriation restrictions, and foreign taxation.

Risks of Emerging Markets: The risks of international investing are particularly significant in emerging markets. Investing in emerging markets generally involves exposure to economic structures that are less diverse and mature, and to political systems that are less stable, than those of developed countries. In addition, issuers in emerging markets typically are subject to a greater degree of change in earnings and business prospects than are companies in developed markets.

Risks of Smaller Capitalization Companies: Stocks of smaller capitalization companies involve substantial risk and their prices may be subject to more abrupt or erratic movements than those of larger, more established companies or of market averages in general.

Risks of Foreign Currency Hedging Transactions: If the sub-advisor's forecast of exchange rate movements is incorrect, the fund may realize losses on its foreign currency transactions. In addition, the fund's hedging transactions may prevent the fund from realizing the benefits of a favorable change in the value of foreign currencies.

Risks of Securities Lending: The fund is subject to the risk that the other party to a securities lending agreement will default on its obligations.

Fund Performance Information

The following illustrations provide you with information on the fund's volatility and performance. Of course, past performance does not guarantee future results. The bar chart shows you how performance of the fund's Class A shares has varied from year to year. The performance of Class B and Class C shares will be lower due to their higher expenses. Sales charges are not reflected in the chart; if they had been, returns would be lower.

The table compares the fund's performance for Class A and Class B shares over different time periods to that of the fund's benchmark index, which is a broad measures of market performance. However, because Class C shares have not been offered prior to the date of this profile, no information is presented for these shares. The fund's performance reflects sales charges and fund expenses; the benchmark is unmanaged and has no expenses. Both the chart and the table assume that all distributions have been reinvested.

ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR
9.08%     7.84%    16.63%     25.86%
-----------------------------------------------
1995      1996     1997       1998      1999

BEST QUARTER:
Quarter ending:         3/31/98
Total return            16.61%

WORST QUARTER:
Quarter ending:         9/30/98
Total return            -14.10%

                                                                                 Since        Since
AVERAGE ANNUAL TOTAL RETURNS            Inception                            Inception    Inception
AS OF 12/31/99                               Date    One Year   Five Years   (Class A)    (Class B)
---------------------------------------------------------------------------------------------------
International Fund (Class A)               4/7/94      _____%       _____%      _____%          N/A
---------------------------------------------------------------------------------------------------
International Fund (Class B)              8/15/94      _____%       _____%         N/A       _____%
---------------------------------------------------------------------------------------------------
Morgan Stanley Capital International                   _____%       _____%      _____%       _____%
Europe, Australasia, Far East Index
---------------------------------------------------------------------------------------------------

4.   WHAT ARE THE FEES AND EXPENSES OF THE FUND?

As an investor, you pay fees and expenses to buy and hold shares of the fund. You pay shareholder fees directly when you buy or sell shares. You pay annual fund operating expenses indirectly since they are deducted from fund assets. The figures below show fund expenses during the fiscal year ended September 30, 1999.(1)

----------------------------------------------------------------------------------------------
SHAREHOLDER FEES                                                CLASS A    CLASS B     CLASS C
----------------------------------------------------------------------------------------------
     MAXIMUM SALES CHARGE (LOAD)
     AS A % OF OFFERING PRICE                                  5.25%(2)      0.00%       1.00%
     MAXIMUM DEFERRED SALES CHARGE (LOAD)
     AS A % OF ORIGINAL PURCHASE PRICE OR REDEMPTION
     PROCEEDS, WHICHEVER IS LESS                               0.00%(3)      5.00%       1.00%
ANNUAL FUND OPERATING EXPENSES AS A % OF AVERAGE NET ASSETS
----------------------------------------------------------------------------------------------
     Management Fees                                              1.25%      1.25%       1.25%
     Distribution and Service (12b-1) Fees                        0.25%      1.00%       1.00%
     Other Expenses                                               ____%      ____%       ____%
     TOTAL                                                        ____%      ____%       ____%
----------------------------------------------------------------------------------------------

(1) Actual expenses for the fiscal year were lower than those shown in the table because of voluntary fee waivers by the advisor. The net expenses the fund actually paid after waivers for the fiscal year ended September 30, 1999 were ____%, ____%, ____%, respectively, for Class A, Class B and Class C shares. THE ADVISOR INTENDS TO WAIVE FEES DURING THE CURRENT FISCAL YEAR SO THAT TOTAL FUND OPERATING EXPENSES DO NOT EXCEED 1.60%, 2.35% AND 2.35%, RESPECTIVELY, FOR CLASS A, CLASS B AND CLASS C SHARES. FEE WAIVERS MAY BE DISCONTINUED AT ANY TIME.
(2) Certain investors may qualify for reduced sales charges.
(3) Class A share investments of $1 million or more on which no front-end sales charge is paid may be subject to a contingent deferred sales charge.

--------------------------------------------------------------------------------
EXAMPLE This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:
--------------------------------------------------------------------------------

                            CLASS B        CLASS B        CLASS C        CLASS C
                           assuming    assuming no       assuming    assuming no
                         redemption     redemption     redemption     redemption
                          at end of      at end of      at end of      at end of
             CLASS A    each period    each period    each period    each period
--------------------------------------------------------------------------------

1 year        $  699         $  759         $  259         $  457         $  357
3 years       $1,065         $1,196         $  796         $  889         $  889
5 years       $1,454         $1,560         $1,360         $1,447         $1,447
10 years      $2,540         $2,712         $2,712         $2,966         $2,966

5.   WHO MANAGES THE FUND?

U.S. Bank National Association (U.S. Bank), acting through its First American Asset Management division, is the fund's investment advisor. First American Asset Management provides investment management services to individuals and institutions, including corporations, foundations, pensions and retirement plans. As of December 31, 1999, it had more than $ ____ billion in assets under management, including investment company assets of more than $ ____ billion. As investment advisor, First American Asset Management manages the fund's business and investment activities, subject to the authority of the board of directors.

Marvin & Palmer Associates (Marvin & Palmer) is the sub-advisor to the fund, and is responsible for the investment and reinvestment of the fund's assets and the placement of brokerage transactions for the fund. Marvin & Palmer has been retained by the fund's investment advisor and is paid a portion of the advisory fee. A privately held company founded in 1986, Marvin & Palmer is engaged in the management of global, non-United States, domestic and emerging markets equity portfolios, principally for institutional accounts. As of December 31, 1999, the sub-advisor managed a total of approximately $ ____ billion in investments.

6.   HOW DO I BUY FUND SHARES?

You may become a shareholder in the fund with an initial investment of $1,000 or more ($250 for a retirement plan or a UGMA/UTMA account). Additional investments can be made for as little as $100 ($25 for a retirement plan or a UGMA/UTMA account). Your purchase price is typically the net asset value of your shares, plus a front-end sales charge. Sales charges vary depending on the amount of your purchase. The fund's distributor receives the sales charge you pay and reallows a portion of the sales charge to your broker or participating institution.

                                    Sales Charge--Class A                Maximum
                                                                     Reallowance
                                   as a % of          as a % of        as a % of
                                    Purchase         Net Amount         Purchase
                                       Price           Invested            Price
--------------------------------------------------------------------------------
Less than  $ 50,000                    5.25%              5.54%            5.00%
$ 50,000 - $ 99,999                    4.25%              4.44%            4.00%
$100,000 - $249,999                    3.25%              3.36%            3.00%
$250,000 - $499,999                    2.25%              2.30%            2.00%
$500,000 - $999,999                    1.75%              1.78%            1.50%
$1 million and over                       0%                 0%               0%

You may purchase shares by calling your broker or financial institution, or by simply completing and signing a new account form, enclose a check made payable to the fund you wish to invest in, and mailing both to: First American Funds, c/o DST Systems, Inc., P.O. Box 219382, Kansas City, Missouri 64121-9382. New account forms may be obtained by calling us at 1-800-637-2548.

7.   HOW CAN I SELL FUND SHARES?

If you purchased shares through a broker or financial institution, simply call them to sell your shares. If you did not purchase shares through a broker or financial institution, you may sell your shares by calling 1-800-637-2548. To sell shares by mail, send a written request to your broker or financial institution, or to the fund at the following address: First American Funds, c/o DST Systems, Inc., P.O. Box 219382, Kansas City, Missouri 64121-9382.

8.   HOW ARE FUND DISTRIBUTIONS MADE AND TAXED?

Dividends and capital gains from the fund's net investment income, if any, are declared and paid annually. For most investors, fund dividends and distributions are considered taxable whether they are reinvested or taken in cash (unless your investment is in an IRA or other tax-advantaged account). Dividends from the fund's net investment income and short-term capital gains are taxable as ordinary income. Distributions of the fund's long-term capital gains are taxable as long-term capital gains, regardless of how long you have held your shares.

The fund may be required to pay withholding and other taxes imposed by foreign countries. If the fund has more than 50% of its total assets invested in securities of foreign corporations at the end of its taxable year, it may make an election that will permit you either to claim a foreign tax credit with respect to foreign taxes paid by the fund or to deduct those amounts as an itemized deduction on your tax return. If the fund makes this election, you will be notified and provided with sufficient information to calculate the amount you may deduct as foreign taxes paid or your foreign tax credit.

9.   WHAT SERVICES ARE OFFERED BY THE FUND?

First American offers several ways to make it easier for you to manage your account, such as: telephone transactions; wire and electronic funds transfers; automatic investing; systematic withdrawals; and exchange privileges with other First American Funds. Personal service is always available by calling Investor Services at 1-800-637-2548.

First American International Index Fund Profile
Class A, Class B and Class C Shares
February 1, 2000

This Profile summarizes key information about the fund that is included in the fund's prospectus. The fund's prospectus includes additional information about the fund, including a more detailed description of the risks associated with investing in the fund that you may want to consider before you invest. You may obtain the prospectus and other information about the fund at no cost by calling us at 1-800-637-2548, or by contacting your investment professional.

1.   WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

International Index Fund's objective is to provide investment results that correspond to the performance of the Morgan Stanley Capital International Europe, Australasia, Far East Index (the "EAFE Index").

2.   WHAT IS THE FUND'S PRINCIPAL INVESTMENT STRATEGY?

Under normal market conditions, International Index Fund invests at least 90% of its total assets in common stocks included in the EAFE Index. The EAFE Index currently includes approximately 1,077 companies representing the stock markets of approximately 14 European countries, Australia, New Zealand, Japan, Hong Kong and Singapore. The fund's advisor believes that the fund's objective can best be achieved by investing in common stocks of approximately 50% to 100% of the issues included in the EAFE Index, depending on the size of the fund. A computer program is used to identify which stocks should be purchased or sold in order to replicate, as closely as possible, the composition of the EAFE Index.

Because the fund may not always hold all of the stocks included in the EAFE Index, and because the fund has expenses and the index does not, the fund will not duplicate the index's performance precisely. The fund will attempt to achieve a correlation between the performance of its portfolio and that of the EAFE Index of at least 95%, without taking into account expenses of the fund. A perfect correlation would be indicated by a figure of 100%, which would be achieved if the fund's net asset value, including the value of its dividends and capital gains distributions, increased or decreased in exact proportion to changes in the EAFE Index. If the fund is unable to achieve a correlation of 95% over time, the fund's board of directors will consider alternative strategies for the fund.

Additional information about the fund's investments is available in the fund's annual and semi-annual reports to shareholders. In the fund's annual report you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during the last fiscal year. You may obtain either or both of these reports at no cost by calling us at 1-800-637-2548.

3.   WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUND?

The value of your investment in this fund will change daily, which means you could lose money. The main risks of investing in this fund include:

Risks of Common Stocks: Stocks may decline significantly in price over short or extended periods of time. Price changes may occur in the market as a whole, or they may occur in only a particular company, industry or sector of the market.

Risks of International Investing: International investing involves risks not typically associated with domestic investing. Because of these risks, and because of the sub-advisor's ability to invest substantial portions of the fund's assets in a small number of countries, the fund may be subject to greater volatility than mutual funds that invest principally in domestic securities. Risks of international investing include adverse currency fluctuations, potential political and economic instability, limited liquidity and volatile prices of non-U.S. securities, limited availability of information regarding non-U.S. companies, investment and repatriation restrictions, and foreign taxation.

Failure to Match the Performance of the EAFE Index: The fund's ability to replicate the performance of the EAFE Index may be affected by, among other things, changes in securities markets, the manner in which Morgan Stanley calculates the performance of the EAFE Index, administrative and other expenses incurred by the fund, taxes (including foreign withholding taxes, which will affect the fund), the amount and timing of cash flows into and out of the fund, commissions, sales charges (if any) and other expenses.

Fund Performance Information

The following illustrations provide you with information on the fund's volatility and performance. Of course, past performance does not guarantee future results. The bar chart shows you how performance of the fund's Class A shares has varied from year to year. The performance of Class B and Class C shares will be lower due to their higher expenses. Sales charges are not reflected in the chart; if they had been, returns would be lower.

The table compares the fund's performance for Class A and Class B shares over different time periods to that of the fund's benchmark index, which is a broad measures of market performance. However, because Class C shares have not been offered prior to the date of this profile, no information is presented for these shares. The fund's performance reflects sales charges and fund expenses; the benchmark is unmanaged and has no expenses. Both the chart and the table assume that all distributions have been reinvested.

ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR
4.81%    0.02%   19.29%
---------------------------------
1996     1997    1998     1999

BEST QUARTER:
Quarter ending:         12/31/98
Total return            20.54%

WORST QUARTER:
Quarter ending:         9/30/98
Total return            -14.26%

                                                                       Since        Since
AVERAGE ANNUAL TOTAL RETURNS             Inception                 Inception    Inception
AS OF 12/31/99                                Date     One Year    (Class A)    (Class B)
-----------------------------------------------------------------------------------------
International Index Fund (Class A)          7/3/95      ______%      ______%          N/A
-----------------------------------------------------------------------------------------
International Index Fund (Class B)        11/24/97      ______%          N/A      ______%
-----------------------------------------------------------------------------------------
Morgan Stanley Capital International                    ______%      ______%      ______%
Europe, Australasia, Far East Index
-----------------------------------------------------------------------------------------

4.   WHAT ARE THE FEES AND EXPENSES OF THE FUND?

As an investor, you pay fees and expenses to buy and hold shares of the fund. You pay shareholder fees directly when you buy or sell shares. You pay annual fund operating expenses indirectly since they are deducted from fund assets. The figures below show fund expenses during the fiscal year ended September 30, 1999.(1)

---------------------------------------------------------------------------------------
SHAREHOLDER FEES                                          CLASS A    CLASS B    CLASS C
---------------------------------------------------------------------------------------
     MAXIMUM SALES CHARGE (LOAD)
     AS A % OF OFFERING PRICE                            5.25%(2)      0.00%      1.00%
     MAXIMUM DEFERRED SALES CHARGE (LOAD)
     AS A % OF ORIGINAL PURCHASE PRICE OR REDEMPTION
     PROCEEDS, WHICHEVER IS LESS                         0.00%(3)      5.00%      1.00%
---------------------------------------------------------------------------------------
     Management Fees                                        0.70%      0.70%      0.70%
     Distribution and Service (12b-1) Fees                  0.25%      1.00%      1.00%
     Other Expenses                                         ____%      ____%      ____%
     TOTAL                                                  ____%      ____%      ____%
---------------------------------------------------------------------------------------

(1) Actual expenses for the fiscal year were lower than those shown in the table because of voluntary fee waivers by the advisor. The net expenses the fund actually paid after waivers for the fiscal year ended September 30, 1999 were ____%, ____%, ____%, respectively, for Class A, Class B and Class C shares. THE ADVISOR INTENDS TO WAIVE FEES DURING THE CURRENT FISCAL YEAR SO THAT TOTAL FUND OPERATING EXPENSES DO NOT EXCEED 1.00%, 1.75%, AND 1.75%, RESPECTIVELY, FOR CLASS A, CLASS B AND CLASS C SHARES. FEE WAIVERS MAY BE DISCONTINUED AT ANY TIME.
(2) Certain investors may qualify for reduced sales charges.
(3) Class A share investments of $1 million or more on which no front-end sales charge is paid may be subject to a contingent deferred sales charge.

--------------------------------------------------------------------------------
EXAMPLE This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:
--------------------------------------------------------------------------------

                            CLASS B        CLASS B        CLASS C        CLASS C
                           assuming    assuming no       assuming    assuming no
                         redemption     redemption     redemption     redemption
                          at end of      at end of      at end of      at end of
             CLASS A    each period    each period    each period    each period
--------------------------------------------------------------------------------

1 year        $  643         $  700         $  200        $______        $______
3 years       $  892         $1,018         $  618         ______         ______
5 years       $1,160         $1,262         $1,062         ______         ______
10 years      $1,925         $2,102         $2,102         ______         ______

5.   WHO MANAGES THE FUND?

U.S. Bank National Association (U.S. Bank), acting through its First American Asset Management division, is the fund's investment advisor. First American Asset Management provides investment management services to individuals and institutions, including corporations, foundations, pensions and retirement plans. As of December 31, 1999, it had more than $ ____ billion in assets under management, including investment company assets of more than $ ____ billion. As investment advisor, First American Asset Management manages the fund's business and investment activities, subject to the authority of the board of directors.

The fund is managed by a team of persons associated with First American Asset Management.

6.   HOW DO I BUY FUND SHARES?

You may become a shareholder in the fund with an initial investment of $1,000 or more ($250 for a retirement plan or a UGMA/UTMA account). Additional investments can be made for as little as $100 ($25 for a retirement plan or a UGMA/UTMA account). Your purchase price is typically the net asset value of your shares, plus a front-end sales charge. Sales charges vary depending on the amount of your purchase. The fund's distributor receives the sales charge you pay and reallows a portion of the sales charge to your broker or participating institution.

                                      Sales Charge--Class A              Maximum
                                                                     Reallowance
                                   as a % of          as a % of        as a % of
                                    Purchase         Net Amount         Purchase
                                       Price           Invested            Price
--------------------------------------------------------------------------------
Less than  $ 50,000                    5.25%              5.54%            5.00%
$ 50,000 - $ 99,999                    4.25%              4.44%            4.00%
$100,000 - $249,999                    3.25%              3.36%            3.00%
$250,000 - $499,999                    2.25%              2.30%            2.00%
$500,000 - $999,999                    1.75%              1.78%            1.50%
$1 million and over                       0%                 0%               0%

You may purchase shares by calling your broker or financial institution, or by simply completing and signing a new account form, enclose a check made payable to the fund you wish to invest in, and mailing both to: First American Funds, c/o DST Systems, Inc., P.O. Box 219382, Kansas City, Missouri 64121-9382. New account forms may be obtained by calling us at 1-800-637-2548.

7.   HOW CAN I SELL FUND SHARES?

If you purchased shares through a broker or financial institution, simply call them to sell your shares. If you did not purchase shares through a broker or financial institution, you may sell your shares by calling 1-800-637-2548. To sell shares by mail, send a written request to your broker or financial institution, or to the fund at the following address: First American Funds, c/o DST Systems, Inc., P.O. Box 219382, Kansas City, Missouri 64121-9382.

8.   HOW ARE FUND DISTRIBUTIONS MADE AND TAXED?

Dividends from the fund's net investment income, if any, are declared and paid quarterly. Any capital gains are distributed at least once each year. For most investors, fund dividends and distributions are considered taxable whether they are reinvested or taken in cash (unless your investment is in an IRA or other tax-advantaged account). Dividends from the fund's net investment income and short-term capital gains are taxable as ordinary income. Distributions of the fund's long-term capital gains are taxable as long-term capital gains, regardless of how long you have held your shares.

The fund may be required to pay withholding and other taxes imposed by foreign countries. If the fund has more than 50% of its total assets invested in securities of foreign corporations at the end of its taxable year, it may make an election that will permit you either to claim a foreign tax credit with respect to foreign taxes paid by the fund or to deduct those amounts as an itemized deduction on your tax return. If the fund makes this election, you will be notified and provided with sufficient information to calculate the amount you may deduct as foreign taxes paid or your foreign tax credit.

9.   WHAT SERVICES ARE OFFERED BY THE FUND?

First American offers several ways to make it easier for you to manage your account, such as: telephone transactions; wire and electronic funds transfers; automatic investing; systematic withdrawals; and exchange privileges with other First American Funds. Personal service is always available by calling Investor Services at 1-800-637-2548.

First American International Fund Profile
U.S. Bancorp 401(k) Savings Plan - Class Y Shares
February 1, 2000

This Profile summarizes key information about the fund that is included in the fund's prospectus. The fund's prospectus includes additional information about the fund, including a more detailed description of the risks associated with investing in the fund that you may want to consider before you invest. You may obtain the prospectus and other information about the fund at no cost by calling U-Connect at 1-800-806-7009, or by contacting your investment professional. This Profile is intended for use in connection with the U.S. Bancorp 401(k) Savings Plan and is not intended for use by other investors.

1.   WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

International Fund has an objective of long-term growth of capital.

2.   WHAT IS THE FUND'S PRINCIPAL INVESTMENT STRATEGY?

Under normal market conditions, International Fund invests primarily (at least 65% of its total assets) in equity securities that trade in markets other than the United States. These securities generally are issued by companies: that are domiciled in countries other than the United States, or that derive at least 50% of either their revenues or their pre-tax income from activities outside of the United States. Normally, the fund will invest in securities traded in at least three foreign countries. Investments are expected to be made primarily in developed markets and larger capitalization companies. However, the fund also has the ability to invest in emerging markets and smaller capitalization companies.

Equity securities in which the fund invests include common and preferred stock. In addition, the fund may invest in securities representing underlying international securities, such as American Depositary Receipts and European Depositary Receipts, and in securities of other investment companies. In order to hedge against adverse movements in currency exchange rates, the fund may enter into forward foreign currency exchange contracts.

Additional information about the fund's investments is available in the fund's annual and semi-annual reports to shareholders. In the fund's annual report you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during the last fiscal year. You may obtain either or both of these reports at no cost by calling U-Connect at 1-800-806-7009.

3.   WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUND?

The value of your investment in this fund will change daily, which means you could lose money. The main risks of investing in this fund include:

Risks of Equity Securities: Equity securities may decline significantly in price over short or extended periods of time. Price changes may occur in the world market as a whole, or they may occur in only a particular country, company, industry or sector of the world market.

Risks of International Investing: International investing involves risks not typically associated with domestic investing. Because of these risks, and because of the sub-advisor's ability to invest substantial portions of the fund's assets in a small number of countries, the fund may be subject to greater volatility than mutual funds that invest principally in domestic securities. Risks of international investing include adverse currency fluctuations, potential political and economic instability, limited liquidity and volatile prices of non-U.S. securities, limited availability of information regarding non-U.S. companies, investment and repatriation restrictions, and foreign taxation.

Risks of Emerging Markets: The risks of international investing are particularly significant in emerging markets. Investing in emerging markets generally involves exposure to economic structures that are less diverse and mature, and to political systems that are less stable, than those of developed countries. In addition, issuers in emerging markets typically are subject to a greater degree of change in earnings and business prospects than are companies in developed markets.

Risks of Smaller Capitalization Companies: Stocks of smaller capitalization companies involve substantial risk and their prices may be subject to more abrupt or erratic movements than those of larger, more established companies or of market averages in general.

Risks of Foreign Currency Hedging Transactions: If the sub-advisor's forecast of exchange rate movements is incorrect, the fund may realize losses on its foreign currency transactions. In addition, the fund's hedging transactions may prevent the fund from realizing the benefits of a favorable change in the value of foreign currencies.

Risks of Securities Lending: The fund is subject to the risk that the other party to a securities lending agreement will default on its obligations.

Fund Performance Information

The following illustrations provide you with information on the fund's volatility and performance. Of course, past performance does not guarantee future results. The bar chart shows you how performance of the fund's shares has varied from year to year. The table compares the fund's performance over different time periods to that of the fund's benchmark index, which is a broad measure of market performance. The fund's performance reflects fund expenses; the benchmark is unmanaged and has no expenses. Both the chart and the table assume that all distributions have been reinvested.

ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR
9.36%      8.13%      16.79%     26.11%
---------------------------------------------------
1995       1996       1997       1998       1999

BEST QUARTER:
Quarter ending:         12/31/98
Total return            16.66%

WORST QUARTER:
Quarter ending:         9/30/98
Total return            -14.16%

AVERAGE ANNUAL TOTAL RETURNS                              Inception                               Since
AS OF 12/31/99                                                 Date   One Year   Five Years   Inception
-------------------------------------------------------------------------------------------------------
International Fund                                          4/04/94     _____%       _____%    _______%
-------------------------------------------------------------------------------------------------------
Morgan Stanley Capital International Europe, Australasia,
Far East Index                                                          _____%       _____%    _______%
-------------------------------------------------------------------------------------------------------

4.   WHAT ARE THE FEES AND EXPENSES OF THE FUND?

As an investor, you pay fees and expenses to buy and hold shares of the fund. You pay shareholder fees directly when you buy or sell shares. You pay annual fund operating expenses indirectly since they are deducted from fund assets. The figures below show fund expenses during the fiscal year ended September 30, 1999.(1)

--------------------------------------------------------------------------------
SHAREHOLDER FEES
--------------------------------------------------------------------------------
     MAXIMUM SALES CHARGE (LOAD)                                            None
     MAXIMUM DEFERRED SALES CHARGE (LOAD)                                   None
ANNUAL FUND OPERATING EXPENSES AS A % OF AVERAGE NET ASSETS
--------------------------------------------------------------------------------
     Management Fees                                                       1.25%
     Distribution and Service (12b-1) Fees                                  None
     Other Expenses                                                        ____%
     TOTAL                                                                 ____%
--------------------------------------------------------------------------------

(1) Actual expenses for the fiscal year were lower than those shown in the table because of voluntary fee waivers by the advisor. The net expenses the fund actually paid after waivers for the fiscal year ended September 30, 1999 were ____%. THE ADVISOR INTENDS TO WAIVE FEES DURING THE CURRENT FISCAL YEAR SO THAT TOTAL FUND OPERATING EXPENSES DO NOT EXCEED 1.35%. FEE WAIVERS MAY BE DISCONTINUED AT ANY TIME.

--------------------------------------------------------------------------------
EXAMPLE This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:
--------------------------------------------------------------------------------

1 year                                                                    $  159
3 years                                                                   $  493
5 years                                                                   $  850
10 years                                                                  $1,856

5.   WHO MANAGES THE FUND?

U.S. Bank National Association (U.S. Bank), acting through its First American Asset Management division, is the fund's investment advisor. First American Asset Management provides investment management services to individuals and institutions, including corporations, foundations, pensions and retirement plans. As of December 31, 1999, it had more than $ ____ billion in assets under management, including investment company assets of more than $ ____ billion. As investment advisor, First American Asset Management manages the fund's business and investment activities, subject to the authority of the board of directors.

Marvin & Palmer Associates (Marvin & Palmer) is the sub-advisor to the Fund, and is responsible for the investment and reinvestment of the fund's assets and the placement of brokerage transactions for the fund. Marvin & Palmer has been retained by the fund's investment advisor and is paid a portion of the advisory fee. A privately held company founded in 1986, Marvin & Palmer is engaged in the management of global, non-United States, domestic and emerging markets equity portfolios, principally for institutional accounts. As of December 31, 1999, the sub-advisor managed a total of approximately $ ____ billion in investments.

The fund is managed by a team of persons associated with Marvin & Palmer.

6.   HOW DO I REVIEW AND MAKE CHANGES TO MY INVESTMENT OPTIONS?

You may review and make changes to your investment options by calling U-Connect at 1-800-806-7009 or logging on to the U.S. Bancorp 401(k) Savings Plan Web site at www.rsweb.com/60587.

7.   HOW ARE FUND DISTRIBUTIONS MADE AND TAXED?

Distributions may be requested by calling U-Connect at 1-800-806-7009.

Distributions from the U.S. Bancorp 401(k) Savings Plan are generally taxable and subject to withholding in the current year unless the participant requests a direct rollover to an IRA or another qualified plan. Certain distributions such as distributions from an employee's after-tax account or, in some circumstances, portions of distributions made after a participant has attained age 70-1/2 may not be rolled over to an IRA or another qualified plan. Generally, an employee's distribution will be taxed at ordinary income tax rates. Distributions made before a participant attains age 59-1/2 are subject to a 10% penalty tax unless an exception applies.

Participants in the U.S. Bancorp 401(k) Savings Plan will not be taxed on pretax earnings reductions or on employer contributions at the time such amounts are allocated to their accounts. Pretax contributions, however, are subject to tax under FICA and FUTA. Participants will not be taxed on the income earned on any securities in the trust fund until they are withdrawn or distributed under the Plan.

First American Health Sciences Fund Profile
Class A, Class B and Class C Shares
February 1, 2000

This Profile summarizes key information about the fund that is included in the fund's prospectus. The fund's prospectus includes additional information about the fund, including a more detailed description of the risks associated with investing in the fund that you may want to consider before you invest. You may obtain the prospectus and other information about the fund at no cost by calling us at 1-800-637-2548, or by contacting your investment professional.

1.   WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

Health Sciences Fund has an objective of long-term growth of capital.

2.   WHAT IS THE FUND'S PRINCIPAL INVESTMENT STRATEGY?

Under normal market conditions, Health Sciences Fund invests primarily (at least 65% of its total assets) in common stocks of companies which develop, produce or distribute products or services connected with health care or medicine, and which derive at least 50% of their assets, revenues or profits from these products or services at the time of investment. Examples of products or services connected with health care or medicine include: pharmaceuticals; health care services and administration; diagnostics; medical equipment and supplies; medical technology; and medical research and development.

The fund's investments may include development stage companies (companies that do not have significant revenues) and small- and mid-capitalization companies. The fund may also invest in real estate investment trusts (REITs) that finance medical care facilities. REITs are publicly traded corporations or trusts that acquire, hold and manage real estate. Up to 25% of the fund's total assets may be invested in securities of foreign issuers which are either listed on a United States stock exchange or represented by American Depositary Receipts.

Additional information about the fund's investments is available in the fund's annual and semi-annual reports to shareholders. In the fund's annual report you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during the last fiscal year. You may obtain either or both of these reports at no cost by calling us at 1-800-637-2548.

3.   WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUND?

The value of your investment in this fund will change daily, which means you could lose money. The main risks of investing in this fund include:

Risks of Common Stocks: Stocks may decline significantly in price over short or extended periods of time. Price changes may affect the market as a whole, or they may affect only a particular company, industry or sector of the market.

Risks of the Health Sciences Sector: Because the fund invests primarily in stocks related to health care or medicine, it is particularly susceptible to risks associated with the health sciences industries. Many products and services in the health sciences industries may become rapidly obsolete due to technological and scientific advances. In addition, governmental regulation may have a material effect on the demand for products and services in these industries.

Risks of Non-Diversification: The fund is non-diversified. This means that it may invest a larger portion of its assets in a limited number of companies than a diversified fund. Because a relatively high percentage of the fund's assets may be invested in the securities of a limited number of issuers, and because those issuers will be in the same or related economic sectors, the fund's portfolio securities may be more susceptible to any single economic, technological or regulatory occurrence than the portfolio securities of a diversified fund.

Risks of Development Stage, Small and Mid Cap Stocks: Stocks of development stage and small capitalization companies involve substantial risk. These stocks historically have experienced greater price volatility than stocks of more established and larger capitalization companies, and they may be expected to do so in the future. While stocks of mid cap companies may be slightly less volatile than those of small cap companies, they still involve substantial risk and their prices may be subject to more abrupt or erratic movements than those of larger, more established companies or the market averages in general.

Risks of REITs: REITs will be affected by changes in the values of and incomes from the properties they own or the credit quality of the mortgages they hold. REITs are dependent on specialized management skills which may affect their ability to generate cash flow for operating purposes and to make distributions to shareholders or unitholders.

Foreign Security Risk: Securities of foreign issuers, even when dollar-denominated and publicly traded in the United States, may involve risks not associated with the securities of domestic issuers, including the risks of adverse currency fluctuations and of political or social instability or diplomatic developments that could adversely affect the securities.

Risks of Securities Lending: The fund is subject to the risk that the other party to a securities lending agreement will default on its obligations.

Fund Performance Information

The following illustrations provide you with information on the fund's volatility and performance. Of course, past performance does not guarantee future results. The bar chart shows you how performance of the fund's Class A shares has varied from year to year. The performance of Class B and Class C shares will be lower due to their higher expenses. Sales charges are not reflected in the chart; if they had been, returns would be lower.

The table compares the fund's performance for Class A and Class B shares over different time periods to that of the fund's benchmark index, which is a broad measures of market performance. However, because Class C shares have not been offered prior to the date of this profile, no information is presented for these shares. The fund's performance reflects sales charges and fund expenses; the benchmark is unmanaged and has no expenses. Both the chart and the table assume that all distributions have been reinvested.

ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR
16.14%    -6.94%
-----------------------------
1997      1998       1999

BEST QUARTER:
Quarter ending:         12/31/98
Total return            17.93%

WORST QUARTER:
Quarter ending:         9/30/98
Total Return            -22.34%

                                                                    Since        Since
AVERAGE ANNUAL TOTAL RETURNS           Inception                Inception    Inception
AS OF 12/31/99                              Date    One Year    (Class A)    (Class B)
--------------------------------------------------------------------------------------
Health Sciences Fund (Class A)           1/31/96     ______%      ______%           NA
--------------------------------------------------------------------------------------
Health Sciences Fund (Class B)           1/31/96     ______%           NA      ______%
--------------------------------------------------------------------------------------
S & P Health Care Composite Index                    ______%      ______%      ______%
--------------------------------------------------------------------------------------
Russell 2000 Index                                   ______%      ______%      ______%
--------------------------------------------------------------------------------------

4.   WHAT ARE THE FEES AND EXPENSES OF THE FUND?

As an investor, you pay fees and expenses to buy and hold shares of the fund. You pay shareholder fees directly when you buy or sell shares. You pay annual fund operating expenses indirectly since they are deducted from fund assets. The figures below show fund expenses during the fiscal year ended September 30, 1999.(1)

--------------------------------------------------------------------------------------------------
SHAREHOLDER FEES                                                   CLASS A     CLASS B    CLASS C
-------------------------------------------------------------------------------------------------
    MAXIMUM SALES CHARGE (LOAD)
    AS A % OF OFFERING PRICE                                      5.25%(2)       0.00%      1.00%
    MAXIMUM DEFERRED SALES CHARGE (LOAD)
    AS A % OF ORIGINAL PURCHASE PRICE OR REDEMPTION PROCEEDS,
    WHICHEVER IS LESS                                             0.00%(3)       5.00%      1.00%
ANNUAL FUND OPERATING EXPENSES AS A % OF AVERAGE NET ASSETS
-------------------------------------------------------------------------------------------------
    Management Fees                                                  0.70%       0.70%      0.70%
    Distribution and Service (12b-1) Fees                            0.25%       1.00%      1.00%
    Other Expenses                                                   ____%       ____%      ____%
    TOTAL                                                            ____%       ____%      ____%
-------------------------------------------------------------------------------------------------

(1) Actual expenses for the fiscal year were lower than those shown in the table because of voluntary fee waivers by the advisor. The net expenses the fund actually paid after waivers for the fiscal year ended September 30, 1999 were ____%, ____%, ____%, respectively, for Class A, Class B and Class C shares. THE ADVISOR INTENDS TO WAIVE FEES DURING THE CURRENT FISCAL YEAR SO THAT TOTAL FUND OPERATING EXPENSES DO NOT EXCEED 1.15%, 1.90% AND 1.90%, RESPECTIVELY, FOR CLASS A, CLASS B AND CLASS C SHARES. FEE WAIVERS MAY BE DISCONTINUED AT ANY TIME.
(2) Certain investors may qualify for reduced sales charges.
(3) Class A share investments of $1 million or more on which no front-end sales charge is paid may be subject to a contingent deferred sales charge.

--------------------------------------------------------------------------------

EXAMPLE This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:
--------------------------------------------------------------------------------

                            CLASS B        CLASS B        CLASS C        CLASS C
                           assuming    assuming no       assuming    assuming no
                         redemption     redemption     redemption     redemption
                          at end of      at end of      at end of      at end of
             CLASS A    each period    each period    each period    each period
--------------------------------------------------------------------------------

1 year        $  641         $  698         $  198       $_______       $_______
3 years       $  886         $1,012         $  612        _______        _______
5 years       $1,150         $1,252         $1,052        _______        _______
10 years      $1,903         $2,080         $2,080        _______        _______

5.   WHO MANAGES THE FUND?

U.S. Bank National Association (U.S. Bank), acting through its First American Asset Management division, is the fund's investment advisor. First American Asset Management provides investment management services to individuals and institutions, including corporations, foundations, pensions and retirement plans. As of December 31, 1999, it had more than $ ____ billion in assets under management, including investment company assets of more than $ ____ billion. As investment advisor, First American Asset Management manages the fund's business and investment activities, subject to the authority of the board of directors.

The fund is managed by a team of persons associated with First American Asset Management.

6.   HOW DO I BUY FUND SHARES?

You may become a shareholder in the fund with an initial investment of $1,000 or more ($250 for a retirement plan or a UGMA/UTMA account). Additional investments can be made for as little as $100 ($25 for a retirement plan or a UGMA/UTMA account). Your purchase price is typically the net asset value of your shares, plus a front-end sales charge. Sales charges vary depending on the amount of your purchase. The fund's distributor receives the sales charge you pay and reallows a portion of the sales charge to your broker or participating institution.

                                   Sales Charge--Class A                 Maximum
                                                                     Reallowance
                                  as a % of         as a % of          as a % of
                                   Purchase        Net Amount           Purchase
                                      Price          Invested              Price
--------------------------------------------------------------------------------
Less than  $ 50,000                   5.25%             5.54%              5.00%
$ 50,000 - $ 99,999                   4.25%             4.44%              4.00%
$100,000 - $249,999                   3.25%             3.36%              3.00%
$250,000 - $499,999                   2.25%             2.30%              2.00%
$500,000 - $999,999                   1.75%             1.78%              1.50%
$1 million and over                      0%                0%                 0%

You may purchase shares by calling your broker or financial institution, or by simply completing and signing a new account form, enclose a check made payable to the fund you wish to invest in, and mailing both to: First American Funds, c/o DST Systems, Inc., P.O. Box 219382, Kansas City, Missouri 64121-9382. New account forms may be obtained by calling us at 1-800-637-2548.

7.   HOW CAN I SELL FUND SHARES?

If you purchased shares through a broker or financial institution, simply call them to sell your shares. If you did not purchase shares through a broker or financial institution, you may sell your shares by calling 1-800-637-2548. To sell shares by mail, send a written request to your broker or financial institution, or to the fund at the following address: First American Funds, c/o DST Systems, Inc., P.O. Box 219382, Kansas City, Missouri 64121-9382.

8.   HOW ARE FUND DISTRIBUTIONS MADE AND TAXED?

Dividends from the fund's net investment income, if any, are declared and paid quarterly. Any capital gains are distributed at least once each year. For most investors, fund dividends and distributions are considered taxable whether they are reinvested or taken in cash (unless your investment is in an IRA or other tax-advantaged account). Dividends from the fund's net investment income and short-term capital gains are taxable as ordinary income. Distributions of the fund's long-term capital gains are taxable as long-term capital gains, regardless of how long you have held your shares. The fund expects that, as a result of its investment objective and strategy, the fund's distributions will consist primarily of capital gains.

9.   WHAT SERVICES ARE OFFERED BY THE FUND?

First American offers several ways to make it easier for you to manage your account, such as: telephone transactions; wire and electronic funds transfers; automatic investing; systematic withdrawals; and exchange privileges with other First American Funds. Personal service is always available by calling Investor Services at 1-800-637-2548.

First American Real Estate Securities Fund Profile
Class A, Class B and Class C Shares
February 1, 2000

This Profile summarizes key information about the fund that is included in the fund's prospectus. The fund's prospectus includes additional information about the fund, including a more detailed description of the risks associated with investing in the fund that you may want to consider before you invest. You may obtain the prospectus and other information about the fund at no cost by calling us at 1-800-637-2548, or by contacting your investment professional.

1.   WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

Real Estate Securities Fund's objective is to provide above average current income and long-term capital appreciation.

2.   WHAT IS THE FUND'S PRINCIPAL INVESTMENT STRATEGY?

Under normal market conditions, Real Estate Securities Fund invests primarily (at least 65% of its total assets) in income producing common stocks of publicly traded companies engaged in the real estate industry. These companies derive at least 50% of their revenues or profits from the ownership, construction, management, financing or sale of real estate, or have at least 50% of the fair market value of their assets invested in real estate. A majority of the fund's total assets will be invested in real estate investment trusts (REITs). REITs are publicly traded corporations or trusts that acquire, hold and manage residential or commercial real estate. REITs generally can be divided into the following three types: equity REITs, which invest the majority of their assets directly in real property and derive their income primarily from rents and capital gains or real estate appreciation; mortgage REITs, which invest the majority of their assets in real estate mortgage loans and derive their income primarily from interest payments; and hybrid REITs, which combine the characteristics of equity REITs and mortgage REITs. The fund expects to emphasize investments in equity REITs, although it may invest in all three kinds of REITs.

Additional information about the fund's investments is available in the fund's annual and semi-annual reports to shareholders. In the fund's annual report you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during the last fiscal year. You may obtain either or both of these reports at no cost by calling us at 1-800-637-2548.

3.   WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUND?

The value of your investment in this fund will change daily, which means you could lose money. The main risks of investing in this fund include:

Risks of Common Stocks: Stocks may decline significantly in price over short or extended periods of time. Price changes may affect the market as a whole, or they may affect only a particular company, industry or sector of the market.

Risks of the Real Estate Industry: Because the fund invests primarily in the real estate industry, it is particularly susceptible to risks associated with that industry. The real estate industry has been subject to substantial fluctuations and declines on a local, regional and national basis in the past and may continue to be in the future.

Risks of Non-Diversification: The fund is non-diversified. This means that it may invest a larger portion of its assets in a limited number of companies than a diversified fund. Because a relatively high percentage of the fund's assets may be invested in the securities of a limited number of issuers, and because those issuers will be in the same or related economic sectors, the fund's portfolio securities may be more susceptible to any single economic, technological or regulatory occurrence than the portfolio securities of a diversified fund.

Risks of REITs: REITs will be affected by changes in the values of and incomes from the properties they own or the credit quality of the mortgages they hold. REITs are dependent on specialized management skills which may affect their ability to generate cash flow for operating purposes and to make distributions to shareholders or unitholders.

Risks of Securities Lending: The fund is subject to the risk that the other party to a securities lending agreement will default on its obligations.

Fund Performance Information

The following illustrations provide you with information on the fund's volatility and performance. Of course, past performance does not guarantee future results. The bar chart shows you how performance of the fund's Class A shares has varied from year to year. The performance of Class B and Class C shares will be lower due to their higher expenses. Sales charges are not reflected in the chart; if they had been, returns would be lower.

The table compares the fund's performance for Class A and Class B shares over different time periods to that of the fund's benchmark index, which is a broad measures of market performance. However, because Class C shares have not been offered prior to the date of this profile, no information is presented for these shares. The fund's performance reflects sales charges and fund expenses; the benchmark is unmanaged and has no expenses. Both the chart and the table assume that all distributions have been reinvested.

ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR
30.63%    19.21%    -16.16%
--------------------------------------
1996      1997      1998      1999

BEST QUARTER:
Quarter ending:         12/31/96
Total return            16.59%

WORST QUARTER:
Quarter ending:         9/30/98
Total Return            -9.78%

                                                                         Since        Since
AVERAGE ANNUAL TOTAL RETURNS                Inception                Inception    Inception
AS OF 12/31/99                                   Date    One Year    (Class A)    (Class B)
-------------------------------------------------------------------------------------------
Real Estate Securities Fund (Class A)         9/29/95     ______%      ______%           NA
-------------------------------------------------------------------------------------------
Real Estate Securities Fund (Class B)         9/29/95     ______%           NA      ______%
-------------------------------------------------------------------------------------------
Morgan Stanley REIT Index                                 ______%      ______%      ______%
-------------------------------------------------------------------------------------------

4.   WHAT ARE THE FEES AND EXPENSES OF THE FUND?

As an investor, you pay fees and expenses to buy and hold shares of the fund. You pay shareholder fees directly when you buy or sell shares. You pay annual fund operating expenses indirectly since they are deducted from fund assets. The figures below show fund expenses during the fiscal year ended September 30, 1999.(1)

---------------------------------------------------------------------------------------------------
SHAREHOLDER FEES                                                    CLASS A     CLASS B     CLASS C
---------------------------------------------------------------------------------------------------
     MAXIMUM SALES CHARGE (LOAD)
     AS A % OF OFFERING PRICE                                      5.25%(2)       0.00%       1.00%
     MAXIMUM DEFERRED SALES CHARGE (LOAD)
     AS A % OF ORIGINAL PURCHASE PRICE OR REDEMPTION PROCEEDS,
     WHICHEVER IS LESS                                             0.00%(3)       5.00%       1.00%
ANNUAL FUND OPERATING EXPENSES AS A % OF AVERAGE NET ASSETS
---------------------------------------------------------------------------------------------------
     Management Fees                                                  0.70%       0.70%       0.70%
     Distribution and Service (12b-1) Fees                            0.25%       1.00%       1.00%
     Other Expenses                                                   ____%       ____%       ____%
     TOTAL                                                            ____%       ____%       ____%
---------------------------------------------------------------------------------------------------

(1) Actual expenses for the fiscal year were lower than those shown in the table because of voluntary fee waivers by the advisor. The net expenses the fund actually paid after waivers for the fiscal year ended September 30, 1999 were ____%, ____%, ____%, respectively, for Class A, Class B and Class C shares. THE ADVISOR INTENDS TO WAIVE FEES DURING THE CURRENT FISCAL YEAR SO THAT TOTAL FUND OPERATING EXPENSES DO NOT EXCEED 1.05%, 1.80% AND 1.80%, RESPECTIVELY, FOR CLASS A, CLASS B AND CLASS C SHARES. FEE WAIVERS MAY BE DISCONTINUED AT ANY TIME.
(2) Certain investors may qualify for reduced sales charges.
(3) Class A share investments of $1 million or more on which no front-end sales charge is paid may be subject to a contingent deferred sales charge.

--------------------------------------------------------------------------------
EXAMPLE This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:
--------------------------------------------------------------------------------

                            CLASS B        CLASS B        CLASS C        CLASS C
                           assuming    assuming no       assuming    assuming no
                         redemption     redemption     redemption     redemption
                          at end of      at end of      at end of      at end of
              CLASS A   each period    each period    each period    each period
--------------------------------------------------------------------------------

1 year         $  639        $  696         $  196       $_______       $_______
3 years        $  880        $1,006         $  606        _______        _______
5 years        $1,140        $1,242         $1,042        _______        _______
10 years       $1,882        $2,059         $2,059        _______        _______

5.   WHO MANAGES THE FUND?

U.S. Bank National Association (U.S. Bank), acting through its First American Asset Management division, is the fund's investment advisor. First American Asset Management provides investment management services to individuals and institutions, including corporations, foundations, pensions and retirement plans. As of December 31, 1999, it had more than $ ____ billion in assets under management, including investment company assets of more than $ ____ billion. As investment advisor, First American Asset Management manages the fund's business and investment activities, subject to the authority of the board of directors.

The fund is managed by a team of persons associated with First American Asset Management.

6.   HOW DO I BUY FUND SHARES?

You may become a shareholder in the fund with an initial investment of $1,000 or more ($250 for a retirement plan or a UGMA/UTMA account). Additional investments can be made for as little as $100 ($25 for a retirement plan or a UGMA/UTMA account). Your purchase price is typically the net asset value of your shares, plus a front-end sales charge. Sales charges vary depending on the amount of your purchase. The fund's distributor receives the sales charge you pay and reallows a portion of the sales charge to your broker or participating institution.

                                   Sales Charge--Class A                 Maximum
                                                                     Reallowance
                                     as a % of        as a % of        as a % of
                                      Purchase       Net Amount         Purchase
                                         Price         Invested            Price
--------------------------------------------------------------------------------
Less than  $ 50,000                      5.25%            5.54%            5.00%
$ 50,000 - $ 99,999                      4.25%            4.44%            4.00%
$100,000 - $249,999                      3.25%            3.36%            3.00%
$250,000 - $499,999                      2.25%            2.30%            2.00%
$500,000 - $999,999                      1.75%            1.78%            1.50%
$1 million and over                         0%               0%               0%

You may purchase shares by calling your broker or financial institution, or by simply completing and signing a new account form, enclose a check made payable to the fund you wish to invest in, and mailing both to: First American Funds, c/o DST Systems, Inc., P.O. Box 219382, Kansas City, Missouri 64121-9382. New account forms may be obtained by calling us at 1-800-637-2548.

7.   HOW CAN I SELL FUND SHARES?

If you purchased shares through a broker or financial institution, simply call them to sell your shares. If you did not purchase shares through a broker or financial institution, you may sell your shares by calling 1-800-637-2548. To sell shares by mail, send a written request to your broker or financial institution, or to the fund at the following address: First American Funds, c/o DST Systems, Inc., P.O. Box 219382, Kansas City, Missouri 64121-9382.

8.   HOW ARE FUND DISTRIBUTIONS MADE AND TAXED?

Dividends from the fund's net investment income, if any, are declared and paid quarterly. Any capital gains are distributed at least once each year. For most investors, fund dividends and distributions are considered taxable whether they are reinvested or taken in cash (unless your investment is in an IRA or other tax-advantaged account). Dividends from the fund's net investment income and short-term capital gains are taxable as ordinary income. Distributions of the fund's long-term capital gains are taxable as long-term capital gains, regardless of how long you have held your shares. The fund expects that, as a result of its investment objective and strategy, its distributions will consist primarily of ordinary income, while a portion of the distributions paid may be a return of capital.

9.   WHAT SERVICES ARE OFFERED BY THE FUND?

First American offers several ways to make it easier for you to manage your account, such as: telephone transactions; wire and electronic funds transfers; automatic investing; systematic withdrawals; and exchange privileges with other First American Funds. Personal service is always available by calling Investor Services at 1-800-637-2548.

First American Technology Fund Profile
Class A, Class B and Class C Shares
February 1, 2000

This Profile summarizes key information about the fund that is included in the fund's prospectus. The fund's prospectus includes additional information about the fund, including a more detailed description of the risks associated with investing in the fund that you may want to consider before you invest. You may obtain the prospectus and other information about the fund at no cost by calling us at 1-800-637-2548, or by contacting your investment professional.

1.   WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

Technology Fund has an objective of long-term growth of capital.

2.   WHAT IS THE FUND'S PRINCIPAL INVESTMENT STRATEGY?

Under normal market conditions, Technology Fund invests primarily (at least 65% of its total assets) in common stocks of companies which the fund's advisor believes either have, or will develop, products, processes or services that will provide or will benefit significantly from technological innovations, advances and improvements. These may include: inexpensive computing power, such as personal computers; improved methods of communications, such as satellite transmission; and technology related services such as internet related marketing services.

Under certain market conditions, the fund may frequently invest in companies at the time of their initial public offering (IPO). By virtue of its size and institutional nature, the advisor may have greater access than individual investors have to IPOs, including access to so-called "hot issues" which are generally traded in the aftermarket at prices in excess of the IPO price. IPOs will frequently be sold within 12 months of purchase which may result in increased short-term capital gains.

Up to 25% of the fund's total assets may be invested in securities of foreign issuers which are either listed on a United States stock exchange or represented by American Depositary Receipts.

Additional information about the fund's investments is available in the fund's annual and semi-annual reports to shareholders. In the fund's annual report you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during the last fiscal year. You may obtain either or both of these reports at no cost by calling us at 1-800-637-2548.

3.   WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUND?

The value of your investment in this fund will change daily, which means you could lose money. The main risks of investing in this fund include:

Risks of Common Stocks: Stocks may decline significantly in price over short or extended periods of time. Price changes may affect the market as a whole, or they may affect only a particular company, industry or sector of the market.

Risks of Non-Diversification: The fund is non-diversified. This means that it may invest a larger portion of its assets in a limited number of companies than a diversified fund. Because a relatively high percentage of the fund's assets may be invested in the securities of a limited number of issuers, and because those issuers will be in the same or related economic sectors, the fund's portfolio securities may be more susceptible to any single economic, technological or regulatory occurrence than the portfolio securities of a diversified fund.

Risks of the Technology Sector: Because the fund invests primarily in technology related stocks, it is particularly susceptible to risks associated with the technology industry. Competitive pressures may have a significant effect on the financial condition of companies in that industry.

Risks of Development Stage and Small Cap Stocks: Stocks of development stage and small capitalization companies involve substantial risk. These stocks historically have experienced greater price volatility than stocks of more established and larger capitalization companies, and they may be expected to do so in the future.

Risks of IPOs: Companies involved in IPOs generally have limited operating histories and prospects for future profitability are uncertain. Prices of IPOs may also be unstable due to the absence of a prior public market, the small number of shares available for trading and limited investor information. IPOs will frequently be sold within 12 months of purchase. This may result in increased short-term capital gains, which will be taxable to shareholders as ordinary income.

Foreign Security Risk: Securities of foreign issuers, even when dollar-denominated and publicly traded in the United States, may involve risks not associated with the securities of domestic issuers, including the risks of adverse currency fluctuations and of political or social instability or diplomatic developments that could adversely affect the securities.

Risks of Securities Lending: The fund is subject to the risk that the other party to a securities lending agreement will default on its obligations.

Fund Performance Information

The following illustrations provide you with information on the fund's volatility and performance. Of course, past performance does not guarantee future results. The bar chart shows you how performance of the fund's Class A shares has varied from year to year. The performance of Class B and Class C shares will be lower due to their higher expenses. Sales charges are not reflected in the chart; if they had been, returns would be lower.

The table compares the fund's performance for Class A and Class B shares over different time periods to that of the fund's benchmark index, which is a broad measures of market performance. However, because Class C shares have not been offered prior to the date of this profile, no information is presented for these shares. The fund's performance reflects sales charges and fund expenses; the benchmark is unmanaged and has no expenses. Both the chart and the table assume that all distributions have been reinvested.

ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR
40.93%     22.12%     6.91%     32.47%
--------------------------------------------------
1995       1996       1997      1998      1999

BEST QUARTER:
Quarter ending:         12/31/98
Total return            41.56%

WORST QUARTER:
Quarter ending:         9/30/98
Total Return            -18.20%

                                                                               Since        Since
AVERAGE ANNUAL TOTAL RETURNS          Inception                            Inception    Inception
AS OF 12/31/99                             Date   One Year   Five Years    (Class A)    (Class B)
-------------------------------------------------------------------------------------------------
Technology Fund (Class A)                4/4/94     _____%       _____%       _____%          N/A
-------------------------------------------------------------------------------------------------
Technology Fund (Class B)               8/15/94     _____%       _____%          N/A       _____%
-------------------------------------------------------------------------------------------------
S & P Technology Composite Index                    _____%       _____%       _____%       _____%
-------------------------------------------------------------------------------------------------
Russell 2000 Index                                  _____%       _____%       _____%       _____%
-------------------------------------------------------------------------------------------------

4.   WHAT ARE THE FEES AND EXPENSES OF THE FUND?

As an investor, you pay fees and expenses to buy and hold shares of the fund. You pay shareholder fees directly when you buy or sell shares. You pay annual fund operating expenses indirectly since they are deducted from fund assets. The figures below show fund expenses during the fiscal year ended September 30, 1999.(1)

---------------------------------------------------------------------------------------------------
SHAREHOLDER FEES                                                   CLASS A      CLASS B     CLASS C
---------------------------------------------------------------------------------------------------
     MAXIMUM SALES CHARGE (LOAD)
     AS A % OF OFFERING PRICE                                     5.25%(2)        0.00%       1.00%
     MAXIMUM DEFERRED SALES CHARGE (LOAD)
     AS A % OF ORIGINAL PURCHASE PRICE OR REDEMPTION PROCEEDS,
     WHICHEVER IS LESS                                            0.00%(3)        5.00%       1.00%
ANNUAL FUND OPERATING EXPENSES AS A % OF AVERAGE NET ASSETS
---------------------------------------------------------------------------------------------------
     Management Fees                                                 0.70%        0.70%       0.70%
     Distribution and Service (12b-1) Fees                           0.25%        1.00%       1.00%
     Other Expenses                                                  ____%        ____%       ____%
     TOTAL                                                           ____%        ____%       ____%
---------------------------------------------------------------------------------------------------

(1) Actual expenses for the fiscal year were lower than those shown in the table because of voluntary fee waivers by the advisor. The net expenses the fund actually paid after waivers for the fiscal year ended September 30, 1999 were ____%, ____%, ____%, respectively, for Class A, Class B and Class C shares. THE ADVISOR INTENDS TO WAIVE FEES DURING THE CURRENT FISCAL YEAR SO THAT TOTAL FUND OPERATING EXPENSES DO NOT EXCEED 1.15%, 1.90% AND 1.90%, RESPECTIVELY, FOR CLASS A, CLASS B AND CLASS C SHARES. FEE WAIVERS MAY BE DISCONTINUED AT ANY TIME.
(2) Certain investors may qualify for reduced sales charges.
(3) Class A share investments of $1 million or more on which no front-end sales charge is paid may be subject to a contingent deferred sales charge.

--------------------------------------------------------------------------------
EXAMPLE This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:
--------------------------------------------------------------------------------

                           CLASS B         CLASS B       CLASS C         CLASS C
                          assuming        assuming      assuming        assuming
                        redemption   no redemption    redemption   no redemption
                         at end of       at end of     at end of       at end of
             CLASS A   each period     each period   each period     each period
--------------------------------------------------------------------------------

1 year        $  636        $  693          $  193      $_______        $_______
3 years       $  871        $  997          $  597       _______         _______
5 years       $1,125        $1,226          $1,026       _______         _______
10 years      $1,849        $2,027          $2,027       _______         _______

5.   WHO MANAGES THE FUND?

U.S. Bank National Association (U.S. Bank), acting through its First American Asset Management division, is the fund's investment advisor. First American Asset Management provides investment management services to individuals and institutions, including corporations, foundations, pensions and retirement plans. As of December 31, 1999, it had more than $ ____ billion in assets under management, including investment company assets of more than $ ____ billion. As investment advisor, First American Asset Management manages the fund's business and investment activities, subject to the authority of the board of directors.

The fund is managed by a team of persons associated with First American Asset Management.

6.   HOW DO I BUY FUND SHARES?

You may become a shareholder in the fund with an initial investment of $1,000 or more ($250 for a retirement plan or a UGMA/UTMA account). Additional investments can be made for as little as $100 ($25 for a retirement plan or a UGMA/UTMA account). Your purchase price is typically the net asset value of your shares, plus a front-end sales charge. Sales charges vary depending on the amount of your purchase. The fund's distributor receives the sales charge you pay and reallows a portion of the sales charge to your broker or participating institution.

                                  Sales Charge--Class A                  Maximum
                                                                     Reallowance
                                    as a % of         as a % of        as a % of
                                     Purchase        Net Amount         Purchase
                                        Price          Invested            Price
--------------------------------------------------------------------------------
Less than  $ 50,000                     5.25%             5.54%            5.00%
$ 50,000 - $ 99,999                     4.25%             4.44%            4.00%
$100,000 - $249,999                     3.25%             3.36%            3.00%
$250,000 - $499,999                     2.25%             2.30%            2.00%
$500,000 - $999,999                     1.75%             1.78%            1.50%
$1 million and over                        0%                0%               0%

You may purchase shares by calling your broker or financial institution, or by simply completing and signing a new account form, enclose a check made payable to the fund you wish to invest in, and mailing both to: First American Funds, c/o DST Systems, Inc., P.O. Box 219382, Kansas City, Missouri 64121-9382. New account forms may be obtained by calling us at 1-800-637-2548.

7.   HOW CAN I SELL FUND SHARES?

If you purchased shares through a broker or financial institution, simply call them to sell your shares. If you did not purchase shares through a broker or financial institution, you may sell your shares by calling 1-800-637-2548. To sell shares by mail, send a written request to your broker or financial institution, or to the fund at the following address: First American Funds, c/o DST Systems, Inc., P.O. Box 219382, Kansas City, Missouri 64121-9382.

8.   HOW ARE FUND DISTRIBUTIONS MADE AND TAXED?

Dividends from the fund's net investment income, if any, are declared and paid quarterly. Any capital gains are distributed at least once each year. For most investors, fund dividends and distributions are considered taxable whether they are reinvested or taken in cash (unless your investment is in an IRA or other tax-advantaged account). Dividends from the fund's net investment income and short-term capital gains are taxable as ordinary income. Distributions of the fund's long-term capital gains are taxable as long-term capital gains, regardless of how long you have held your shares. The fund expects that, as a result of its investment objective and strategy, its distributions will consist primarily of capital gains.

9.   WHAT SERVICES ARE OFFERED BY THE FUND?

First American offers several ways to make it easier for you to manage your account, such as: telephone transactions; wire and electronic funds transfers; automatic investing; systematic withdrawals; and exchange privileges with other First American Funds. Personal service is always available by calling Investor Services at 1-800-637-2548.

First American Corporate Bond Fund Profile
Class A, Class B and Class C Shares
February 1, 2000

This Profile summarizes key information about the fund that is included in the fund's prospectus. The fund's prospectus includes additional information about the fund, including a more detailed description of the risks associated with investing in the fund that you may want to consider before you invest. You may obtain the prospectus and other information about the fund at no cost by calling us at 1-800-637-2548, or by contacting your investment professional.

1.   WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

Corporate Bond Fund's objective is to provide investors with a high level of current income consistent with prudent risk to capital.

2.   WHAT IS THE FUND'S PRINCIPAL INVESTMENT STRATEGY?

Under normal market conditions, Corporate Bond Fund will invest primarily in a combination of: corporate debt obligations; U.S. dollar denominated debt obligations of foreign issuers; securities issued or guaranteed by the U.S. government or its agencies and instrumentalities; and mortgage- and asset-backed securities.

The fund invests primarily in securities rated investment grade at the time of purchase or in unrated securities of comparable quality. However, up to 35% of the fund's debt securities may be rated lower than investment grade at the time of purchase or unrated and of comparable quality. The fund will not invest in securities rated lower than B or equivalent rating at the time of purchase or in unrated securities of equivalent quality. Unrated securities will not exceed 25% of the Fund's total assets. The fund may invest up to 25% of its total assets in foreign securities payable in U.S. dollars.

Under normal market conditions the fund attempts to maintain a weighted average maturity for its portfolio securities of 15 years or less and an average effective duration of four to nine years.

3.   WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUND?

The price and yield of this fund will change daily due to changes in interest rates and other factors, which means you could lose money. The main risks of investing in this fund include:

Interest Rate Risk: Debt securities typically decrease in value when interest rates rise. This risk is usually greater for longer-term debt securities.

Income Risk: The fund's income could decline due to falling market interest rates.

Credit Risk: An issuer of debt securities may not make timely principal or interest payments on its securities, or the other party to a contract (such as a securities lending agreement) may default on its obligations.

Call Risk: During periods of falling interest rates, a bond issuer may "call" -- or repay -- its high-yielding bonds before their maturity date. The fund would then be forced to invest the unanticipated proceeds at lower interest rates, resulting in a decline in the fund's income.

Risks of Mortgage- and Asset-Backed Securities: Falling interest rates could cause faster than expected prepayments of the obligations underlying mortgage- and asset-backed securities, which the fund would have to invest at lower interest rates. On the other hand, rising interest rates could cause prepayments of the obligations to decrease, extending the life of mortgage- and asset-backed securities with lower payment rates.

Foreign Security Risk: Securities of foreign issuers, even when dollar-denominated and publicly traded in the United States, may involve risks not associated with the securities of domestic issuers, including the risks of adverse currency fluctuations and of political or social instability or diplomatic developments that could adversely affect the securities.

Risks of High-Yield Securities: A significant portion of the fund's portfolio may consist of lower-rated debt obligations, which are commonly called "high-yield" securities or "junk bonds." High-yield securities generally have more volatile prices and carry more risk to principal than investment grade securities.

Fund Performance Information

Because Corporate Bond Fund shares were not offered prior to the date of this profile, no performance information is presented for these shares.

4.   WHAT ARE THE FEES AND EXPENSES OF THE FUND?

As an investor, you pay fees and expenses to buy and hold shares of the fund. You pay shareholder fees directly when you buy or sell shares. You pay annual fund operating expenses indirectly since they are deducted from fund assets.

----------------------------------------------------------------------------------------------------------------
SHAREHOLDER FEES                                                                  CLASS A     CLASS B    CLASS C
----------------------------------------------------------------------------------------------------------------
   MAXIMUM SALES CHARGE (LOAD)
   AS A % OF OFFERING PRICE                                                      4.25%(1)       0.00%      1.00%
   MAXIMUM DEFERRED SALES CHARGE (LOAD)
   AS A % OF OFFERING PURCHASE PRICE OR REDEMPTION PROCEEDS, WHICHEVER IS LESS   0.00%(2)       5.00%      1.00%
ANNUAL FUND OPERATING EXPENSES AS A % OF AVERAGE NET ASSETS
----------------------------------------------------------------------------------------------------------------
   Management Fees                                                                  0.70%       0.70%      0.70%
   Distribution and Service (12b-1) Fees                                            0.25%       1.00%      1.00%
   Other Expenses(3)                                                                ____%       ____%      ____%
   TOTAL(4)                                                                         ____%       ____%      ____%
----------------------------------------------------------------------------------------------------------------

(1) Certain investors may qualify for reduced sales charges.
(2) Investments of $1 million or more on which no front-end sales charge is paid may be subject to a contingent deferred sales charge.
(3) Other expenses are based on estimated amounts for the current fiscal year.
(4) THE ADVISOR INTENDS TO WAIVE FEES DURING THE CURRENT FISCAL YEAR SO THAT TOTAL FUND OPERATING EXPENSES DO NOT EXCEED 0.75%, 1.50% AND 1.50%, RESPECTIVELY, FOR THE CLASS A, CLASS B AND CLASS C SHARES. FEE WAIVERS MAY BE DISCONTINUED AT ANY TIME.

--------------------------------------------------------------------------------
EXAMPLE This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:
--------------------------------------------------------------------------------

                            CLASS B        CLASS B        CLASS C        CLASS C
                           assuming    assuming no       assuming    assuming no
                         redemption     redemption     redemption     redemption
                          at end of      at end of      at end of      at end of
             CLASS A    each period    each period    each period    each period
--------------------------------------------------------------------------------

1 year       $______        $______        $______        $______        $______
3 years      $______        $______        $______        $______        $______

5.   WHO MANAGES THE FUND?

U.S. Bank National Association (U.S. Bank), acting through its First American Asset Management division, is the fund's investment advisor. First American Asset Management provides investment management services to individuals and institutions, including corporations, foundations, pensions and retirement plans. As of December 31, 1999, it had more than $ ____ billion in assets under management, including investment company assets of more than $ ____ billion.
As investment advisor, First American Asset Management manages the fund's business and investment activities, subject to the authority of the board of directors.

The fund is managed by a team of persons associated with First American Asset Management.

6.   HOW DO I BUY FUND SHARES?

You may become a shareholder in the fund with an initial investment of $1,000 or more ($250 for a retirement plan or a UGMA/UTMA account). Additional investments can be made for as little as $100 ($25 for a retirement plan or a UGMA/UTMA account). Your purchase price is typically the net asset value of your shares, plus a front-end sales charge. Sales charges vary depending on the amount of your purchase. The fund's distributor receives the sales charge you pay and reallows a portion of the sales charge to your broker or participating institution.

                                Sales Charge--Class A                    Maximum
                                                                     Reallowance
                                  as a % of            as a % of       as a % of
                                   Offering            Net Asset        Purchase
                                      Price                Value           Price
--------------------------------------------------------------------------------
Less than  $ 50,000                   4.25%                4.44%           4.00%
$ 50,000 - $ 99,999                   4.00%                4.17%           3.75%
$100,000 - $249,999                   3.25%                3.36%           3.00%
$250,000 - $499,999                   2.25%                2.30%           2.00%
$500,000 - $999,999                   1.75%                1.78%           1.50%
$1 million and over                      0%                   0%              0%

You may purchase shares by calling your broker or financial institution, or by simply completing and signing a new account form, enclose a check made payable to the fund you wish to invest in, and mailing both to: First American Funds, c/o DST Systems, Inc., P.O. Box 219382, Kansas City, Missouri 64121-9382. New account forms may be obtained by calling us at 1-800-637-2548.

7.   HOW CAN I SELL FUND SHARES?

If you purchased shares through a broker or financial institution, simply call them to sell your shares. If you did not purchase shares through a broker or financial institution, you may sell your shares by calling us at 1-800-637-2548. To sell shares by mail, send a written request to your broker or financial institution, or to the fund at the following address: First American Funds, c/o DST Systems, Inc., P.O. Box 219382, Kansas City, Missouri 64121-9382.

8.   HOW ARE FUND DISTRIBUTIONS MADE AND TAXED?

Dividends from the fund's net investment income are declared and paid monthly. Any capital gains are distributed at least once each year. For most investors, fund dividends and distributions are considered taxable whether they are reinvested or taken in cash (unless your investment is in an IRA or other tax-advantaged account). Dividends from the fund's net investment income and short-term capital gains are taxable as ordinary income. Distributions of the fund's long-term capital gains are taxable as long-term capital gains, regardless of how long you have held your shares. The fund expects that, as a result of its investment objective and strategy, its distributions will consist primarily of ordinary income.

9.   WHAT SERVICES ARE OFFERED BY THE FUND?

First American offers several ways to make it easier for you to manage your account, such as: telephone transactions; wire and electronic funds transfers; automatic investing; systematic withdrawals; and exchange privileges with other First American Funds. Personal service is always available by calling Investor Services at 1-800-637-2548.

First American Fixed Income Fund Profile
Class A, Class B and Class C Shares
February 1, 2000

This Profile summarizes key information about the fund that is included in the fund's prospectus. The fund's prospectus includes additional information about the fund, including a more detailed description of the risks associated with investing in the fund that you may want to consider before you invest. You may obtain the prospectus and other information about the fund at no cost by calling us at 1-800-637-2548, or by contacting your investment professional.

1.   WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

Fixed Income Fund's objective is to provide investors with high current income consistent with limited risk to capital.

2.   WHAT IS THE FUND'S PRINCIPAL INVESTMENT STRATEGY?

Under normal market conditions, Fixed Income Fund invests in investment grade debt securities, such as: U.S. government securities, (securities issued or guaranteed by the U.S. government or its agencies or instrumentalities), including zero coupon securities; mortgage- and asset-backed securities; and corporate debt obligations.

Debt securities in the fund will be rated investment grade at the time of purchase or, if unrated, determined to be of comparable quality by the fund's advisor. At least 65% of the fund's debt securities must be either U.S. government securities or securities that have received at least an A or equivalent rating. Unrated securities will not exceed 25% of the fund's total assets. At least 65% of the fund's total assets will be invested in fixed rate obligations. The fund may invest up to 15% of its total assets in foreign securities payable in U.S. dollars.

Under normal market conditions the fund attempts to maintain a weighted average maturity for its portfolio securities of 15 years or less and an average effective duration of three to eight years. To generate additional income, the fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks and other institutions. It also may invest up to 25% of total assets in dollar roll transactions. In a dollar roll transaction, the fund sells mortgage-backed securities for delivery in the current month while contracting with the same party to repurchase similar securities at a future date.

Additional information about the fund's investments is available in the fund's annual and semi-annual reports to shareholders. In the fund's annual report you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during the last fiscal year. You may obtain either or both of these reports at no cost by calling us at 1-800-637-2548.

3.   WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUND?

The price and yield of this fund will change daily due to changes in interest rates and other factors, which means you could lose money. The main risks of investing in this fund include:

Interest Rate Risk: Debt securities typically decrease in value when interest rates rise. This risk is usually greater for longer-term debt securities.

Income Risk: The fund's income could decline due to falling market interest rates.

Credit Risk: An issuer of debt securities may not make timely principal or interest payments on its securities, or the other party to a contract (such as a securities lending agreement) may default on its obligations.

Call Risk: During periods of falling interest rates, a bond issuer may "call" -- or repay -- its high-yielding bonds before their maturity date. The fund would then be forced to invest the unanticipated proceeds at lower interest rates, resulting in a decline in the fund's income.

Risks of Mortgage- and Asset-Backed Securities: Falling interest rates could cause faster than expected prepayments of the obligations underlying mortgage- and asset-backed securities, which the fund would have to invest at lower interest rates. On the other hand, rising interest rates could cause prepayments of the obligations to decrease, extending the life of mortgage- and asset-backed securities with lower payment rates.

Foreign Security Risk: Securities of foreign issuers, even when dollar-denominated and publicly traded in the United States, may involve risks not associated with the securities of domestic issuers, including the risks of adverse currency fluctuations and of political or social instability or diplomatic developments that could adversely affect the securities.

Risks of Dollar Roll Transactions: The use of mortgage dollar rolls could increase the volatility of the fund's share price. It could also diminish the fund's investment performance if the advisor does not predict mortgage prepayments and interest rates correctly.

Fund Performance Information

The following illustrations provide you with information on the fund's volatility and performance. Of course, past performance does not guarantee future results. The bar chart shows you how performance of the fund's Class A shares has varied from year to year. The performance of Class B and Class C shares will be lower due to their higher expenses. Sales charges are not reflected in the chart; if they had been, returns would be lower.

The table compares the fund's performance for Class A and Class B shares over different time periods to that of the fund's benchmark index, which is a broad measure of market performance. However, because Class C shares have not been offered for a full calendar year, no information is presented for these shares. The fund's performance reflects sales charges and fund expenses; the benchmark is unmanaged and has no expenses. Both the chart and the table assume that all distributions have been reinvested.

ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR
7.66%   14.43%   6.46%   9.65%   -2.42%   17.02%   3.20%    8.47%   8.67%
--------------------------------------------------------------------------------
1990    1991     1992    1993    1994     1995     1996     1997    1998   1999

BEST QUARTER:
Quarter ending:         6/30/89
Total Return            7.06%

WORST QUARTER:
Quarter ending:         3/31/94
Total Return            -2.04%

                                                                                        Since
AVERAGE ANNUAL TOTAL RETURNS        Inception                           Ten Years   Inception
AS OF 12/31/99                           Date   One Year   Five Years   (Class A)   (Class B)
---------------------------------------------------------------------------------------------
Fixed Income Fund (Class A)          12/22/87     _____%       _____%      _____%         N/A
---------------------------------------------------------------------------------------------
Fixed Income Fund (Class B)           8/15/94     _____%          N/A         N/A      _____%
---------------------------------------------------------------------------------------------
Lehman Aggregate Bond Index                       _____%       _____%      _____%      _____%
---------------------------------------------------------------------------------------------
Lehman Gov't/Corp Bond Index                      _____%       _____%      _____%      _____%
---------------------------------------------------------------------------------------------

4.   WHAT ARE THE FEES AND EXPENSES OF THE FUND?

As an investor, you pay fees and expenses to buy and hold shares of the fund. You pay shareholder fees directly when you buy or sell shares. You pay annual fund operating expenses indirectly since they are deducted from fund assets. The figures below show fund expenses during the fiscal year ended September 30, 1999.(1)

------------------------------------------------------------------------------------------------
SHAREHOLDER FEES                                                CLASS A      CLASS B     CLASS C
------------------------------------------------------------------------------------------------
      MAXIMUM SALES CHARGE (LOAD)
      AS A % OF OFFERING PRICE                                 4.25%(2)        0.00%       1.00%
      MAXIMUM DEFERRED SALES CHARGE (LOAD)
      AS A % OF ORIGINAL PURCHASE PRICE OR REDEMPTION
      PROCEEDS, WHICHEVER IS LESS                              0.00%(3)        5.00%       1.00%
ANNUAL FUND OPERATING EXPENSES AS A % OF AVERAGE NET ASSETS
------------------------------------------------------------------------------------------------
      Management Fees                                             0.70%        0.70%       0.70%
      Distribution and Service (12b-1) Fees                       0.25%        1.00%       1.00%
      Other Expenses                                              ____%        ____%       ____%
      TOTAL                                                       ____%        ____%       ____%
------------------------------------------------------------------------------------------------

(1) Actual expenses for the fiscal year were lower than those shown in the table because of voluntary fee waivers by the advisor. The net expenses the fund actually paid after waivers for the fiscal year ended September 30, 1999 were ____%, ____%, ____%, respectively, for Class A, Class B and Class C shares. THE ADVISOR INTENDS TO WAIVE FEES DURING THE CURRENT FISCAL YEAR SO THAT TOTAL FUND OPERATING EXPENSES DO NOT EXCEED 0.95%, 1.70% AND 1.70%, RESPECTIVELY, FOR THE CLASS A, CLASS B AND CLASS C SHARES. FEE WAIVERS MAY BE DISCONTINUED AT ANY TIME.
(2) Certain investors may qualify for reduced sales charges.
(3) Investments of $1 million or more on which no front-end sales charge is paid may be subject to a contingent deferred sales charge.

--------------------------------------------------------------------------------
EXAMPLE This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:
--------------------------------------------------------------------------------

                            CLASS B        CLASS B        CLASS C        CLASS C
                           assuming    assuming no       assuming    assuming no
                         redemption     redemption     redemption     redemption
                          at end of      at end of      at end of      at end of
             CLASS A    each period    each period    each period    each period
--------------------------------------------------------------------------------

1 year        $  533         $  689         $  189         $  387         $  287
3 years       $  763         $  985         $  585         $  679         $  679
5 years       $1,011         $1,206         $1,006         $1,096         $1,096
10 years      $1,719         $1,984         $1,984         $2,258         $2,258

5.   WHO MANAGES THE FUND?

U.S. Bank National Association (U.S. Bank), acting through its First American Asset Management division, is the fund's investment advisor. First American Asset Management provides investment management services to individuals and institutions, including corporations, foundations, pensions and retirement plans. As of December 31, 1999, it had more than $ ____ billion in assets under management, including investment company assets of more than $ ____ billion. As investment advisor, First American Asset Management manages the fund's business and investment activities, subject to the authority of the board of directors.

The fund is managed by a team of persons associated with First American Asset Management.

6.   HOW DO I BUY FUND SHARES?

You may become a shareholder in the fund with an initial investment of $1,000 or more ($250 for a retirement plan or a UGMA/UTMA account). Additional investments can be made for as little as $100 ($25 for a retirement plan or a UGMA/UTMA account). Your purchase price is typically the net asset value of your shares, plus a front-end sales charge. Sales charges vary depending on the amount of your purchase. The fund's distributor receives the sales charge you pay and reallows a portion of the sales charge to your broker or participating institution.

                                   Sales Charge--Class A                 Maximum
                                                                     Reallowance
                                     as a % of        as a % of        as a % of
                                      Offering        Net Asset         Purchase
                                         Price            Value            Price
--------------------------------------------------------------------------------
Less than  $ 50,000                      4.25%            4.44%            4.00%
$ 50,000 - $ 99,999                      4.00%            4.17%            3.75%
$100,000 - $249,999                      3.25%            3.36%            3.00%
$250,000 - $499,999                      2.25%            2.30%            2.00%
$500,000 - $999,999                      1.75%            1.78%            1.50%
$1 million and over                         0%               0%               0%

You may purchase shares by calling your broker or financial institution, or by simply completing and signing a new account form, enclose a check made payable to the fund you wish to invest in, and mailing both to: First American Funds, c/o DST Systems, Inc., P.O. Box 219382, Kansas City, Missouri 64121-9382. New account forms may be obtained by calling us at 1-800-637-2548.

7.   HOW CAN I SELL FUND SHARES?

If you purchased shares through a broker or financial institution, simply call them to sell your shares. If you did not purchase shares through a broker or financial institution, you may sell your shares by calling 1-800-637-2548. To sell shares by mail, send a written request to your broker or financial institution, or to the fund at the following address: First American Funds, c/o DST Systems, Inc., P.O. Box 219382, Kansas City, Missouri 64121-9382.

8.   HOW ARE FUND DISTRIBUTIONS MADE AND TAXED?

Dividends from the fund's net investment income are declared and paid monthly. Any capital gains are distributed at least once each year. For most investors, fund dividends and distributions are considered taxable whether they are reinvested or taken in cash (unless your investment is in an IRA or other tax-advantaged account). Dividends from the fund's net investment income and short-term capital gains are taxable as ordinary income. Distributions of the fund's long-term capital gains are taxable as long-term capital gains, regardless of how long you have held your shares. The fund expects that, as a result of its investment objective and strategy, its distributions will consist primarily of ordinary income.

9.   WHAT SERVICES ARE OFFERED BY THE FUND?

First American offers several ways to make it easier for you to manage your account, such as: telephone transactions; wire and electronic funds transfers; automatic investing; systematic withdrawals; and exchange privileges with other First American Funds. Personal service is always available by calling Investor Services at 1-800-637-2548.

First American Intermediate Term Income Fund Profile
Class A Shares
February 1, 2000

This Profile summarizes key information about the fund that is included in the fund's prospectus. The fund's prospectus includes additional information about the fund, including a more detailed description of the risks associated with investing in the fund that you may want to consider before you invest. You may obtain the prospectus and other information about the fund at no cost by calling us at 1-800-637-2548, or by contacting your investment professional.

1.   WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

Intermediate Term Income Fund's objective is to provide investors with current income to the extent consistent with preservation of capital.

2.   WHAT IS THE FUND'S PRINCIPAL INVESTMENT STRATEGY?

Under normal market conditions, Intermediate Term Income Fund invests in investment grade debt securities, such as: U.S. government securities, (securities issued or guaranteed by the U.S. government or its agencies or instrumentalities), including zero coupon securities; mortgage- and asset-backed securities; and corporate debt obligations.

Debt securities in the fund will be rated investment grade at the time of purchase or, if unrated, determined to be of comparable quality by the fund's advisor. At least 65% of the fund's debt securities must be either U.S. government securities or securities that have received at least an A or equivalent rating. Unrated securities will not exceed 25% of the fund's total assets. The fund may invest up to 15% of its total assets in foreign securities payable in U.S. dollars.

Under normal market conditions the fund attempts to maintain a weighted average maturity for its portfolio securities of two to seven years and an average effective duration of two to six years. To generate additional income, the fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks and other institutions. It also may invest up to 25% of total assets in dollar roll transactions. In a dollar roll transaction, the fund sells mortgage-backed securities for delivery in the current month while contracting with the same party to repurchase similar securities at a future date.

Additional information about the fund's investments is available in the fund's annual and semi-annual reports to shareholders. In the fund's annual report you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during the last fiscal year. You may obtain either or both of these reports at no cost by calling us at 1-800-637-2548.

3.   WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUND?

The price and yield of this fund will change daily due to changes in interest rates and other factors, which means you could lose money. The main risks of investing in this fund include:

Interest Rate Risk: Debt securities typically decrease in value when interest rates rise. This risk is usually greater for longer-term debt securities.

Income Risk: The fund's income could decline due to falling market interest rates.

Credit Risk: An issuer of debt securities may not make timely principal or interest payments on its securities, or the other party to a contract (such as a securities lending agreement) may default on its obligations.

Call Risk: During periods of falling interest rates, a bond issuer may "call" -- or repay -- its high-yielding bonds before their maturity date. The fund would then be forced to invest the unanticipated proceeds at lower interest rates, resulting in a decline in the fund's income.

Risks of Mortgage- and Asset-Backed Securities: Falling interest rates could cause faster than expected prepayments of the obligations underlying mortgage- and asset-backed securities, which the fund would have to invest at lower interest rates. On the other hand, rising interest rates could cause prepayments of the obligations to decrease, extending the life of mortgage- and asset-backed securities with lower payment rates.

Foreign Security Risk: Securities of foreign issuers, even when dollar-denominated and publicly traded in the United States, may involve risks not associated with the securities of domestic issuers, including the risks of adverse currency fluctuations and of political or social instability or diplomatic developments that could adversely affect the securities.

Risks of Dollar Roll Transactions: The use of mortgage dollar rolls could increase the volatility of the fund's share price. It could also diminish the fund's investment performance if the advisor does not predict mortgage prepayments and interest rates correctly.

Fund Performance Information

The following illustrations provide you with information on the fund's volatility and performance. Of course, past performance does not guarantee future results. The bar chart shows you how performance of the fund's shares has varied from year to year. Sales charges are not reflected in the chart; if they had been, returns would be lower.

The table compares the fund's performance over different time periods to that of the fund's benchmark index, which is a broad measure of market performance. The fund's performance reflects sales charges and fund expenses; the benchmark is unmanaged and has no expenses. Both the chart and the table assume that all distributions have been reinvested.

ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR
6.86%     -1.35%     14.62%     4.22%     7.11%     8.36%
----------------------------------------------------------------------
1993      1994       1995       1996      1997      1998       1999

BEST QUARTER:
Quarter ending:         6/30/95
Total Return            4.71%

WORST QUARTER:
Quarter ending:         3/31/94
Total Return            -1.29%

AVERAGE ANNUAL TOTAL RETURNS                Inception                               Since
AS OF 12/31/99                                   Date   One Year   Five Years   Inception
-----------------------------------------------------------------------------------------
Intermediate Term Income Fund (Class A)      12/14/92   _______%     _______%    _______%
-----------------------------------------------------------------------------------------
Lehman Intermediate Gov't/Corp Bond Index               _______%     _______%    _______%
-----------------------------------------------------------------------------------------

4.   WHAT ARE THE FEES AND EXPENSES OF THE FUND?

As an investor, you pay fees and expenses to buy and hold shares of the fund. You pay shareholder fees directly when you buy or sell shares. You pay annual fund operating expenses indirectly since they are deducted from fund assets. The figures below show fund expenses during the fiscal year ended September 30, 1999.(1)

--------------------------------------------------------------------------------
SHAREHOLDER FEES                                                         CLASS A
--------------------------------------------------------------------------------
     MAXIMUM SALES CHARGE (LOAD)
     AS A % OF OFFERING PRICE                                           2.50%(2)
ANNUAL FUND OPERATING EXPENSES AS A % OF AVERAGE NET ASSETS
--------------------------------------------------------------------------------
     Management Fees                                                       0.70%
     Distribution and Service (12b-1) Fees                                 0.25%
     Other Expenses                                                        ____%
     TOTAL                                                                 ____%
--------------------------------------------------------------------------------

(1) Actual expenses for the fiscal year were lower than those shown in the table because of voluntary fee waivers by the advisor and the distributor. The net expenses the fund actually paid after waivers for the fiscal year ended September 30, 1999 were ____%. THE DISTRIBUTOR INTENDS TO LIMIT ITS 12b-1 FEE TO 0.15% DURING THE CURRENT FISCAL YEAR. IN ADDITION, THE ADVISOR INTENDS TO WAIVE FEES DURING THE CURRENT FISCAL YEAR SO THAT TOTAL FUND OPERATING EXPENSES DO NOT EXCEED 0.85%. FEE WAIVERS MAY BE DISCONTINUED AT ANY TIME.
(2) Certain investors may qualify for reduced sales charges. Investments of $1 million or more on which no front-end sales charge is paid may be subject to a contingent deferred sales charge.

--------------------------------------------------------------------------------
EXAMPLE This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:
--------------------------------------------------------------------------------

1 year                                                                    $  360
3 years                                                                   $  594
5 years                                                                   $  846
10 years                                                                  $1,568

5.   WHO MANAGES THE FUND?

U.S. Bank National Association (U.S. Bank), acting through its First American Asset Management division, is the fund's investment advisor. First American Asset Management provides investment management services to individuals and institutions, including corporations, foundations, pensions and retirement plans. As of December 31, 1999, it had more than $ ____ billion in assets under management, including investment company assets of more than $ ____ billion. As investment advisor, First American Asset Management manages the fund's business and investment activities, subject to the authority of the board of directors.

The fund is managed by a team of persons associated with First American Asset Management.

6.   HOW DO I BUY FUND SHARES?

You may become a shareholder in the fund with an initial investment of $1,000 or more ($250 for a retirement plan or a UGMA/UTMA account). Additional investments can be made for as little as $100 ($25 for a retirement plan or a UGMA/UTMA account). Your purchase price is typically the net asset value of your shares, plus a front-end sales charge. Sales charges vary depending on the amount of your purchase. The fund's distributor receives the sales charge you pay and reallows a portion of the sales charge to your broker or participating institution.

                                Sales Charge--Class A                    Maximum
                                                                     Reallowance
                                  as a % of          as a % of         as a % of
                                   Offering          Net Asset          Purchase
                                      Price              Value             Price
--------------------------------------------------------------------------------
Less than  $ 50,000                   2.50%              2.56%             2.25%
$ 50,000 - $ 99,999                   2.00%              2.04%             1.75%
$100,000 - $249,999                   1.50%              1.52%             1.25%
$250,000 - $499,999                   1.00%              1.01%             0.75%
$500,000 - $999,999                   0.75%              0.76%             0.50%
$1 million and over                      0%                 0%                0%

You may purchase shares by calling your broker or financial institution, or by simply completing and signing a new account form, enclose a check made payable to the fund you wish to invest in, and mailing both to: First American Funds, c/o DST Systems, Inc., P.O. Box 219382, Kansas City, Missouri 64121-9382. New account forms may be obtained by calling us at 1-800-637-2548.

7.   HOW CAN I SELL FUND SHARES?

If you purchased shares through a broker or financial institution, simply call them to sell your shares. If you did not purchase shares through a broker or financial institution, you may sell your shares by calling 1-800-637-2548. To sell shares by mail, send a written request to your broker or financial institution, or to the fund at the following address: First American Funds, c/o DST Systems, Inc., P.O. Box 219382, Kansas City, Missouri 64121-9382.

8.   HOW ARE FUND DISTRIBUTIONS MADE AND TAXED?

Dividends from the fund's net investment income are declared and paid monthly. Any capital gains are distributed at least once each year. For most investors, fund dividends and distributions are considered taxable whether they are reinvested or taken in cash (unless your investment is in an IRA or other tax-advantaged account). Dividends from the fund's net investment income and short-term capital gains are taxable as ordinary income. Distributions of the fund's long-term capital gains are taxable as long-term capital gains, regardless of how long you have held your shares. The fund expects that, as a result of its investment objective and strategy, its distributions will consist primarily of ordinary income.

9.   WHAT SERVICES ARE OFFERED BY THE FUND?

First American offers several ways to make it easier for you to manage your account, such as: telephone transactions; wire and electronic funds transfers; automatic investing; systematic withdrawals; and exchange privileges with other First American Funds. Personal service is always available by calling Investor Services at 1-800-637-2548.

First American Limited Term Income Fund Profile
Class A Shares
February 1, 2000

This Profile summarizes key information about the fund that is included in the fund's prospectus. The fund's prospectus includes additional information about the fund, including a more detailed description of the risks associated with investing in the fund that you may want to consider before you invest. You may obtain the prospectus and other information about the fund at no cost by calling us at 1-800-637-2548, or by contacting your investment professional.

1.   WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

Limited Term Income Fund's objective is to provide investors with current income while maintaining a high degree of principal stability.

2.   WHAT IS THE FUND'S PRINCIPAL INVESTMENT STRATEGY?

Under normal market conditions, Limited Term Income Fund invests in investment grade debt securities, such as: mortgage- and asset-backed securities; corporate debt obligations; U.S. government securities, which are securities issued or guaranteed by the U.S. government or its agencies or instrumentalities; and commercial paper.

Debt securities in the fund will be rated investment grade at the time of purchase or, if unrated, determined to be of comparable quality by the fund's advisor. At least 65% of the fund's debt securities must be either U.S. government securities or securities that have received at least an A or equivalent rating. Unrated securities will not exceed 25% of the fund's total assets. The fund may invest up to 15% of its total assets in foreign securities payable in U.S. dollars. Under normal market conditions the fund attempts to maintain a weighted average maturity and an average effective duration for its portfolio securities of one to three years.

Additional information about the fund's investments is available in the fund's annual and semi-annual reports to shareholders. In the fund's annual report you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during the last fiscal year. You may obtain either or both of these reports at no cost by calling us at 1-800-637-2548.

3.   WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUND?

The price and yield of this fund will change daily due to changes in interest rates and other factors, which means you could lose money. The main risks of investing in this fund include:

Interest Rate Risk: Debt securities typically decrease in value when interest rates rise. This risk is usually greater for longer-term debt securities.

Income Risk: The fund's income could decline due to falling market interest rates.

Credit Risk: An issuer of debt securities may not make timely principal or interest payments on its securities, or the other party to a contract (such as a securities lending agreement) may default on its obligations.

Call Risk: During periods of falling interest rates, a bond issuer may "call" -- or repay -- its high-yielding bonds before their maturity date. The fund would then be forced to invest the unanticipated proceeds at lower interest rates, resulting in a decline in the fund's income.

Risks of Mortgage- and Asset-Backed Securities: Falling interest rates could cause faster than expected prepayments of the obligations underlying mortgage- and asset-backed securities, which the fund would have to invest at lower interest rates. On the other hand, rising interest rates could cause prepayments of the obligations to decrease, extending the life of mortgage- and asset-backed securities with lower payment rates.

Foreign Security Risk: Securities of foreign issuers, even when dollar-denominated and publicly traded in the United States, may involve risks not associated with the securities of domestic issuers, including the risks of adverse currency fluctuations and of political or social instability or diplomatic developments that could adversely affect the securities.

Fund Performance Information

The following illustrations provide you with information on the fund's volatility and performance. Of course, past performance does not guarantee future results. The bar chart shows you how performance of the fund's shares has varied from year to year. Sales charges are not reflected in the chart; if they had been, returns would be lower.

The table compares the fund's performance over different time periods to that of the fund's benchmark index, which is a broad measure of market performance. The fund's performance reflects sales charges and fund expenses; the benchmark is unmanaged and has no expenses. Both the chart and the table assume that all distributions have been reinvested.

ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR
4.14%     1.79%      8.23%      5.60%      5.93%     6.08%
---------------------------------------------------------------------
1993      1994       1995       1996       1997      1998     1999

BEST QUARTER:
Quarter ending:          6/30/95
Total Return             2.47%

WORST QUARTER:
Quarter ending:          3/31/94
Total Return             0.03%

AVERAGE ANNUAL TOTAL RETURNS                       Inception                                Since
AS OF 12/31/99                                          Date    One Year   Five Years   Inception
-------------------------------------------------------------------------------------------------
Limited Term Income Fund (Class A)                  12/14/92     ______%      ______%     ______%
-------------------------------------------------------------------------------------------------
Lehman Gov't/Corporate Index 1-3 Year Bond Index                 ______%      ______%     ______%
-------------------------------------------------------------------------------------------------
Merrill Lynch 1-Year U.S. Treasury Index                         ______%      ______%     ______%
-------------------------------------------------------------------------------------------------

4.   WHAT ARE THE FEES AND EXPENSES OF THE FUND?

As an investor, you pay fees and expenses to buy and hold shares of the fund. You pay shareholder fees directly when you buy or sell shares. You pay annual fund operating expenses indirectly since they are deducted from fund assets. The figures below show fund expenses during the fiscal year ended September 30, 1999.(1)

--------------------------------------------------------------------------------
SHAREHOLDER FEES                                                         CLASS A
--------------------------------------------------------------------------------
     MAXIMUM SALES CHARGE (LOAD)
     AS A % OF OFFERING PRICE                                           2.50%(2)
ANNUAL FUND OPERATING EXPENSES AS A % OF AVERAGE NET ASSETS
--------------------------------------------------------------------------------
     Management Fees                                                       0.70%
     Distribution and Service (12b-1) Fees                                 0.25%
     Other Expenses                                                        ____%
     TOTAL                                                                 ____%
--------------------------------------------------------------------------------

(1) Actual expenses for the fiscal year were lower than those shown in the table because of voluntary fee waivers by the advisor and the distributor. The net expenses the fund actually paid after waivers for the fiscal year ended September 30, 1999 were ____%. THE DISTRIBUTOR INTENDS TO LIMIT ITS 12b-1 FEE TO 0.15% DURING THE CURRENT FISCAL YEAR. IN ADDITION, THE ADVISOR INTENDS TO WAIVE FEES DURING THE CURRENT FISCAL YEAR SO THAT TOTAL FUND OPERATING EXPENSES DO NOT EXCEED 0.60%. FEE WAIVERS MAY BE DISCONTINUED AT ANY TIME.
(2) Certain investors may qualify for reduced sales charges. Investments of $1 million or more on which no front-end sales charge is paid may be subject to a contingent deferred sales charge.

--------------------------------------------------------------------------------
EXAMPLE This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:
--------------------------------------------------------------------------------

1 year                                                                    $  361
3 years                                                                   $  597
5 years                                                                   $  851
10 years                                                                  $1,579

5.   WHO MANAGES THE FUND?

U.S. Bank National Association (U.S. Bank), acting through its First American Asset Management division, is the fund's investment advisor. First American Asset Management provides investment management services to individuals and institutions, including corporations, foundations, pensions and retirement plans. As of December 31, 1999, it had more than $ ____ billion in assets under management, including investment company assets of more than $ ____ billion. As investment advisor, First American Asset Management manages the fund's business and investment activities, subject to the authority of the board of directors.

The fund is managed by a team of persons associated with First American Asset Management.

6.   HOW DO I BUY FUND SHARES?

You may become a shareholder in the fund with an initial investment of $1,000 or more ($250 for a retirement plan or a UGMA/UTMA account). Additional investments can be made for as little as $100 ($25 for a retirement plan or a UGMA/UTMA account). Your purchase price is typically the net asset value of your shares, plus a front-end sales charge. Sales charges vary depending on the amount of your purchase. The funds' distributor receives the sales charge you pay and reallows a portion of the sales charge to your broker or participating institution.

                                  Sales Charge--Class A                  Maximum
                                                                     Reallowance
                                    as a % of         as a % of        as a % of
                                     Offering         Net Asset         Purchase
                                        Price             Value            Price
--------------------------------------------------------------------------------
Less than  $ 50,000                     2.50%             2.56%            2.25%
$ 50,000 - $ 99,999                     2.00%             2.04%            1.75%
$100,000 - $249,999                     1.50%             1.52%            1.25%
$250,000 - $499,999                     1.00%             1.01%            0.75%
$500,000 - $999,999                     0.75%             0.76%            0.50%
$1 million and over                        0%                0%               0%

You may purchase shares by calling your broker or financial institution, or by simply completing and signing a new account form, enclose a check made payable to the fund you wish to invest in, and mailing both to: First American Funds, c/o DST Systems, Inc., P.O. Box 219382, Kansas City, Missouri 64121-9382. New account forms may be obtained by calling us at 1-800-637-2548.

7.   HOW CAN I SELL FUND SHARES?

If you purchased shares through a broker or financial institution, simply call them to sell your shares. If you did not purchase shares through a broker or financial institution, you may sell your shares by calling 1-800-637-2548. To sell shares by mail, send a written request to your broker or financial institution, or to the fund at the following address: First American Funds, c/o DST Systems, Inc., P.O. Box 219382, Kansas City, Missouri 64121-9382.

8.   HOW ARE FUND DISTRIBUTIONS MADE AND TAXED?

Dividends from the fund's net investment income are declared and paid monthly. Any capital gains are distributed at least once each year. For most investors, fund dividends and distributions are considered taxable whether they are reinvested or taken in cash (unless your investment is in an IRA or other tax-advantaged account). Dividends from the fund's net investment income and short-term capital gains are taxable as ordinary income. Distributions of the fund's long-term capital gains are taxable as long-term capital gains, regardless of how long you have held your shares. The fund expects that, as a result of its investment objective and strategy, its distributions will consist primarily of ordinary income.

9.   WHAT SERVICES ARE OFFERED BY THE FUND?

First American offers several ways to make it easier for you to manage your account, such as: telephone transactions; wire and electronic funds transfers; automatic investing; systematic withdrawals; and exchange privileges with other First American Funds. Personal service is always available by calling Investor Services at 1-800-637-2548.

First American Strategic Income Fund Profile
Class A, Class B and Class C Shares
February 1, 2000

This Profile summarizes key information about the fund that is included in the fund's prospectus. The fund's prospectus includes additional information about the fund, including a more detailed description of the risks associated with investing in the fund that you may want to consider before you invest. You may obtain the prospectus and other information about the fund at no cost by calling us at 1-800-637-2548, or by contacting your investment professional.

1.   WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

Strategic Income Fund's objective is to provide investors with a high level of current income.

2.   WHAT IS THE FUND'S PRINCIPAL INVESTMENT STRATEGY?

Under normal market conditions, Strategic Income Fund invests primarily (at least 65% of its total assets) in a combination of: securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, including mortgage-backed securities, and investment grade debt obligations issued by domestic issuers; high-yield (non-investment grade) debt obligations issued by domestic issuers; and investment grade and high-yield debt obligations issued by foreign governments and other foreign issuers. Normally, the fund's assets will be invested in each of these three categories, with no more than 50% invested in any one category. However, the fund may from time to time invest up to 100% of its total assets in any one category if the advisor believes it will help the fund achieve its objective without undue risk to principal. The fund's foreign investments may include investments in emerging markets.

The fund's investments may include securities which do not pay interest currently, such as zero coupon securities and delayed interest securities. The fund also may invest in payment-in-kind bonds, where interest is paid in other securities rather than cash. In addition to debt obligations, the fund may invest in preferred stock, convertible securities and equity securities, including common stock and warrants. These investments may be denominated in U.S. dollars or foreign currencies. There is no minimum rating requirement for securities in which the fund may invest. In addition, there is no limitation on the average maturity or average effective duration of securities held by the fund.

Additional information about the fund's investments is available in the fund's annual and semi-annual reports to shareholders. In the fund's annual report you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during the last fiscal year. You may obtain either or both of these reports at no cost by calling us at 1-800-637-2548.

3.   WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUND?

The price and yield of this fund will change daily due to changes in interest rates and other factors, which means you could lose money. The main risks of investing in this fund include:

Interest Rate Risk: Debt securities typically decrease in value when interest rates rise. This risk is usually greater for longer-term debt securities.

Risks of Foreign Securities: Investing in foreign securities involves risks not typically associated with U.S. investing. Risks of foreign investing include adverse currency fluctuations, potential political and economic instability, limited liquidity and volatile prices of non-U.S. securities, limited availability of information regarding non-U.S. companies, investment and repatriation restrictions and foreign taxation.

Risks of High-Yield Securities: A significant portion of the fund's portfolio may consist of lower-rated debt obligations, which are commonly called "high-yield" securities or "junk bonds." High-yield securities generally have more volatile prices and carry more risk to principal than investment grade securities.

Risks of Emerging Markets: The fund may invest in emerging markets, where the risks of foreign investing are higher. Investing in emerging markets generally involves exposure to economic structures that are less diverse and mature, and to political systems that are less stable, than those of developed countries. In addition, issuers in emerging markets typically are subject to a greater degree of change in earnings and business prospects than are companies in developed markets.

Income Risk: The fund's income could decline due to falling market interest rates.

Credit Risk: An issuer of debt securities may not make timely principal or interest payments on its securities, or the other party to a contract (such as a securities lending agreement) may default on its obligations.

Call Risk: During periods of falling interest rates, a bond issuer may "call" -- or repay -- its high-yielding bonds before their maturity date. The fund would then be forced to invest the unanticipated proceeds at lower interest rates, resulting in a decline in the fund's income.

Risks of Mortgage- and Asset-Backed Securities: Falling interest rates could cause faster than expected prepayments of the obligations underlying mortgage- and asset-backed securities, which the fund would have to invest at lower interest rates. On the other hand, rising interest rates could cause prepayments of the obligations to decrease, extending the life of mortgage- and asset-backed securities with lower payment rates.

Risks of Common Stocks: The fund's investments may include common stock and warrants to purchase, or securities convertible into, common stocks. Stocks may decline significantly in price over short or extended periods of time. Price changes may occur in the market as a whole, or they may occur in only a particular company, industry or sector of the market.

Risks of Dollar Roll Transactions: The use of mortgage dollar rolls could increase the volatility of the fund's share price. It could also diminish the fund's investment performance if the advisor does not predict mortgage prepayments and interest rates correctly.

Fund Performance Information

The following illustrations provide you with information on the fund's volatility and performance. Of course, past performance does not guarantee future results. The bar chart is intended to show you how performance of the fund's Class A shares has varied from year to year. However, because Class A shares were first offered in 1998, only one calendar year of information is available. The performance of Class B and Class C shares will be lower due to their higher expenses. Sales charges are not reflected in the chart; if they had been, returns would be lower.

The table compares the fund's performance over different time periods to that of the fund's benchmark index, which is a broad measure of market performance. The fund's performance reflects sales charges and fund expenses; the benchmark is unmanaged and has no expenses. Both the chart and the table assume that all distributions have been reinvested.

ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR
____%
---------
1999

BEST QUARTER:
Quarter ending:         __/__/__
Total Return            _____%

WORST QUARTER:
Quarter ending:         __/__/__
Total Return            _____%

                                                              Since        Since
AVERAGE ANNUAL TOTAL RETURNS      Inception               Inception    Inception
AS OF 12/31/99                         Date    One Year   (Class A)    (Class B)
--------------------------------------------------------------------------------
Strategic Income Fund (Class A)     7/24/98       ____%       ____%           NA
--------------------------------------------------------------------------------
Strategic Income Fund (Class B)     7/24/98       ____%          NA        ____%
--------------------------------------------------------------------------------
Lehman Aggregate Bond Index                       ____%       ____%        ____%
--------------------------------------------------------------------------------

4.   WHAT ARE THE FEES AND EXPENSES OF THE FUND?

As an investor, you pay fees and expenses to buy and hold shares of the fund. You pay shareholder fees directly when you buy or sell shares. You pay annual fund operating expenses indirectly since they are deducted from fund assets. The figures below show fund expenses during the fiscal year ended September 30, 1999.(1)

-----------------------------------------------------------------------------------------------
SHAREHOLDER FEES                                                CLASS A     CLASS B     CLASS C
-----------------------------------------------------------------------------------------------
     MAXIMUM SALES CHARGE (LOAD)
     AS A % OF OFFERING PRICE                                  4.25%(2)       0.00%       1.00%
     MAXIMUM DEFERRED SALES CHARGE (LOAD)
     AS A % OF ORIGINAL PURCHASE PRICE OR REDEMPTION
     PROCEEDS, WHICHEVER IS LESS                               0.00%(3)       5.00%       1.00%
ANNUAL FUND OPERATING EXPENSES AS A % OF AVERAGE NET ASSETS
-----------------------------------------------------------------------------------------------
     Management Fees                                              0.70%       0.70%       0.70%
     Distribution and Service (12b-1) Fees                        0.25%       1.00%       1.00%
     Other Expenses                                               ____%       ____%       ____%
     TOTAL                                                        ____%       ____%       ____%
-----------------------------------------------------------------------------------------------

(1)Actual expenses for the fiscal year were lower than those shown in the table because of voluntary fee waivers by the advisor and the distributor. The net expenses the fund actually paid after waivers for the fiscal year ended September 30, 1999 were ____%, ____%, ____% , respectively, for Class A, Class B and Class C shares. THE ADVISOR INTENDS TO WAIVE FEES DURING THE CURRENT FISCAL YEAR SO THAT TOTAL FUND OPERATING EXPENSES DO NOT EXCEED 1.15%, 1.90% AND 1.90%, RESPECTIVELY, FOR CLASS A, CLASS B AND CLASS C SHARES. FEE WAIVERS MAY BE DISCONTINUED AT ANY TIME.
(2) Certain investors may qualify for reduced sales charges.
(3) Investments of $1 million or more on which no front-end sales charge is paid may be subject to a contingent deferred sales charge.

--------------------------------------------------------------------------------
EXAMPLE This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:
--------------------------------------------------------------------------------

                           CLASS B         CLASS B        CLASS C        CLASS C
                          assuming     assuming no       assuming    assuming no
                        redemption      redemption     redemption     redemption
                         at end of       at end of      at end of      at end of
            CLASS A    each period     each period    each period    each period
--------------------------------------------------------------------------------

1 year       $  552         $  708          $  208         $  406         $  306
3 years      $  820         $1,043          $  643         $  736         $  736
5 years      $1,108         $1,303          $1,103         $1,192         $1,192
10 years     $1,926         $2,187          $2,187         $2,455         $2,455

5.   WHO MANAGES THE FUND?

U.S. Bank National Association (U.S. Bank), acting through its First American Asset Management division, is the fund's investment advisor. First American Asset Management provides investment management services to individuals and institutions, including corporations, foundations, pensions and retirement plans. As of December 31, 1999, it had more than $ ____ billion in assets under management, including investment company assets of more than $ ____ billion. As investment advisor, First American Asset Management manages the fund's business and investment activities, subject to the authority of the board of directors.

Federated Global Investment Management Corp. is a sub-advisor to the fund. The sub-advisor has been retained by the fund's investment advisor and is paid a portion of the advisory fee. Federated Global Investment Management Corp. manages the fund's investments in investment grade and high-yield foreign government and foreign corporate debt obligations.

The sub-advisor and other subsidiaries of Federated Investors serve as investment advisors to a number of investment companies and private accounts.

First American Asset Management manages the fund's investments in U.S. government and investment grade domestic debt obligations, high-yield debt obligations and U.S. dollar denominated foreign corporate debt obligations, and determines how the fund's assets will be allocated among the three sectors in which the fund invests. The sub-advisor and other subsidiaries of Federated Investors serve as investment advisors to a number of investment companies and private accounts.

6.   HOW DO I BUY FUND SHARES?

You may become a shareholder in the fund with an initial investment of $1,000 or more ($250 for a retirement plan or a UGMA/UTMA account). Additional investments can be made for as little as $100 ($25 for a retirement plan or a UGMA/UTMA account). Your purchase price is typically the net asset value of your shares, plus a front-end sales charge. Sales charges vary depending on the amount of your purchase. The fund's distributor receives the sales charge you pay and reallows a portion of the sales charge to your broker or participating institution.

                                  Sales Charge--Class A                  Maximum
                                                                     Reallowance
                                    as a % of         as a % of        as a % of
                                     Offering         Net Asset         Purchase
                                        Price             Value            Price
--------------------------------------------------------------------------------
Less than  $ 50,000                     4.25%             4.44%            4.00%
$ 50,000 - $ 99,999                     4.00%             4.17%            3.75%
$100,000 - $249,999                     3.25%             3.36%            3.00%
$250,000 - $499,999                     2.25%             2.30%            2.00%
$500,000 - $999,999                     1.75%             1.78%            1.50%
$1 million and over                        0%                0%               0%

You may purchase shares by calling your broker or financial institution, or by simply completing and signing a new account form, enclose a check made payable to the fund you wish to invest in, and mailing both to: First American Funds, c/o DST Systems, Inc., P.O. Box 219382, Kansas City, Missouri 64121-9382. New account forms may be obtained by calling us at 1-800-637-2548.

7.   HOW CAN I SELL FUND SHARES?

If you purchased shares through a broker or financial institution, simply call them to sell your shares. If you did not purchase shares through a broker or financial institution, you may sell your shares by calling 1-800-637-2548. To sell shares by mail, send a written request to your broker or financial institution, or to the fund at the following address: First American Funds, c/o DST Systems, Inc., P.O. Box 219382, Kansas City, Missouri 64121-9382.

8.   HOW ARE FUND DISTRIBUTIONS MADE AND TAXED?

Dividends from the fund's net investment income are declared and paid monthly. Any capital gains are distributed at least once each year. For most investors, fund dividends and distributions are considered taxable whether they are reinvested or taken in cash (unless your investment is in an IRA or other tax-advantaged account). Dividends from the fund's net investment income and short-term capital gains are taxable as ordinary income. Distributions of the fund's long-term capital gains are taxable as long-term capital gains, regardless of how long you have held your shares. The fund expects that, as a result of its investment objective and strategy, its distributions will consist primarily of ordinary income.

9.   WHAT SERVICES ARE OFFERED BY THE FUND?

First American offers several ways to make it easier for you to manage your account, such as: telephone transactions; wire and electronic funds transfers; automatic investing; systematic withdrawals; and exchange privileges with other First American Funds. Personal service is always available by calling Investor Services at 1-800-637-2548.

First American Fixed Income Fund Profile
U.S. Bancorp 401(k) Savings Plan - Class Y Shares
February 1, 2000

This Profile summarizes key information about the fund that is included in the fund's prospectus. The fund's prospectus includes additional information about the fund, including a more detailed description of the risks associated with investing in the fund that you may want to consider before you invest. You may obtain the prospectus and other information about the fund at no cost by calling U-Connect at 1-800-806-7009. This Profile is intended for use in connection with the U.S. Bancorp 401(k) Savings Plan and is not intended for use by other investors.

1.   WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

Fixed Income Fund's objective is to provide investors with high current income consistent with limited risk to capital.

2.   WHAT IS THE FUND'S PRINCIPAL INVESTMENT STRATEGY?

Under normal market conditions, Fixed Income Fund invests in investment grade debt securities, such as: U.S. government securities, (securities issued or guaranteed by the U.S. government or its agencies or instrumentalities), including zero coupon securities; mortgage- and asset-backed securities; and corporate debt obligations.

Debt securities in the fund will be rated investment grade at the time of purchase or, if unrated, determined to be of comparable quality by the fund's advisor. At least 65% of the fund's debt securities must be either U.S. government securities or securities that have received at least an A or equivalent rating. Unrated securities will not exceed 25% of the fund's total assets. At least 65% of the fund's total assets will be invested in fixed rate obligations. The fund may invest up to 15% of its total assets in foreign securities payable in U.S. dollars.

Under normal market conditions the fund attempts to maintain a weighted average maturity for its portfolio securities of 15 years or less and an average effective duration of three to eight years. To generate additional income, the fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks and other institutions. It also may invest up to 25% of total assets in dollar roll transactions. In a dollar roll transaction, the fund sells mortgage-backed securities for delivery in the current month while contracting with the same party to repurchase similar securities at a future date.

Additional information about the fund's investments is available in the fund's annual and semi-annual reports to shareholders. In the fund's annual report you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during the last fiscal year. You may obtain either or both of these reports at no cost by calling U-Connect at 1-800-806-7009.

3.   WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUND?

The price and yield of this fund will change daily due to changes in interest rates and other factors, which means you could lose money. The main risks of investing in this fund include:

Interest Rate Risk: Debt securities typically decrease in value when interest rates rise. This risk is usually greater for longer-term debt securities.

Income Risk: The fund's income could decline due to falling market interest rates.

Credit Risk: An issuer of debt securities may not make timely principal or interest payments on its securities, or the other party to a contract (such as a securities lending agreement) may default on its obligations.

Call Risk: During periods of falling interest rates, a bond issuer may "call" -- or repay -- its high-yielding bonds before their maturity date. The fund would then be forced to invest the unanticipated proceeds at lower interest rates, resulting in a decline in the fund's income.

Risks of Mortgage- and Asset-Backed Securities: Falling interest rates could cause faster than expected prepayments of the obligations underlying mortgage- and asset-backed securities, which the fund would have to invest at lower interest rates. On the other hand, rising interest rates could cause prepayments of the obligations to decrease, extending the life of mortgage- and asset-backed securities with lower payment rates.

Foreign Security Risk: Securities of foreign issuers, even when dollar-denominated and publicly traded in the United States, may involve risks not associated with the securities of domestic issuers, including the risks of adverse currency fluctuations and of political or social instability or diplomatic developments that could adversely affect the securities.

Risks of Dollar Roll Transactions: The use of mortgage dollar rolls could increase the volatility of the fund's share price. It could also diminish the fund's investment performance if the advisor does not predict mortgage prepayments and interest rates correctly.

Fund Performance Information

The following illustrations provide you with information on the fund's volatility and performance. Of course, past performance does not guarantee future results. The bar chart shows you how performance of the fund's shares has varied from year to year.

The table compares the fund's performance over different time periods to that of the fund's benchmark index, which is a broad measure of market performance. The fund's performance reflects fund expenses; the benchmark is unmanaged and has no expenses. Both the chart and the table assume that all distributions have been reinvested.

ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR
17.29%    3.46%     8.85%     8.93%
---------------------------------------------
1995      1996      1997      1998     1999

BEST QUARTER:
Quarter ending:         6/30/95
Total Return            6.13%

WORST QUARTER:
Quarter ending:         3/31/96
Total Return            -1.63%

AVERAGE ANNUAL TOTAL RETURNS     Inception                                 Since
AS OF 12/31/99                        Date    One Year   Five Years    Inception
--------------------------------------------------------------------------------
Fixed Income Fund                   2/4/94      _____%       _____%       _____%
--------------------------------------------------------------------------------
Lehman Aggregate Bond Index                     _____%       _____%       _____%
--------------------------------------------------------------------------------
Lehman Gov't/Corp Bond Index                    _____%       _____%       _____%
--------------------------------------------------------------------------------

4.   WHAT ARE THE FEES AND EXPENSES OF THE FUND?

As an investor, you pay fees and expenses to buy and hold shares of the fund. You pay shareholder fees directly when you buy or sell shares. You pay annual fund operating expenses indirectly since they are deducted from fund assets. The figures below show fund expenses during the fiscal year ended September 30, 1999.(1)

--------------------------------------------------------------------------------
SHAREHOLDER FEES
--------------------------------------------------------------------------------
     MAXIMUM SALES CHARGE (LOAD)                                            None
     MAXIMUM DEFERRED SALES CHARGE (LOAD)                                   None
ANNUAL FUND OPERATING EXPENSES AS A % OF AVERAGE NET ASSETS
--------------------------------------------------------------------------------
     Management Fees                                                       0.70%
     Distribution and Service (12b-1) Fees                                  None
     Other Expenses                                                       _____%
     TOTAL                                                                _____%
--------------------------------------------------------------------------------

(1) Actual expenses for the fiscal year were lower than those shown in the table because of voluntary fee waivers by the advisor. The net expenses the fund actually paid after waivers for the fiscal year ended September 30, 1999 were ____%. THE ADVISOR INTENDS TO WAIVE FEES DURING THE CURRENT FISCAL YEAR SO THAT TOTAL FUND OPERATING EXPENSES DO NOT EXCEED 0.70%. FEE WAIVERS MAY BE DISCONTINUED AT ANY TIME.

--------------------------------------------------------------------------------
EXAMPLE This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:
--------------------------------------------------------------------------------

1 year                                                                    $   88
3 years                                                                   $  274
5 years                                                                   $  477
10 years                                                                  $1,061

5.   WHO MANAGES THE FUND?

U.S. Bank National Association (U.S. Bank), acting through its First American Asset Management division, is the fund's investment advisor. First American Asset Management provides investment management services to individuals and institutions, including corporations, foundations, pensions and retirement plans. As of December 31, 1999, it had more than $ ____ billion in assets under management, including investment company assets of more than $ ____ billion. As investment advisor, First American Asset Management manages the fund's business and investment activities, subject to the authority of the board of directors.

The fund is managed by a team of persons associated with First American Asset Management.

6.   HOW DO I REVIEW AND MAKE CHANGES TO MY INVESTMENT OPTIONS?

You may review and make changes to your investment options by calling U-Connect at 1-800-806-7009 or logging on to the U.S. Bancorp 401(k) Savings Plan Web site at www.rsweb.com/60587.

7.   HOW ARE FUND DISTRIBUTIONS MADE AND TAXED?

Distributions may be requested by calling U-Connect at 1-800-806-7009.

Distributions from the U.S. Bancorp 401(k) Savings Plan are generally taxable and subject to withholding in the current year unless the participant requests a direct rollover to an IRA or another qualified plan. Certain distributions such as distributions from an employee's after-tax account or, in some circumstances, portions of distributions made after a participant has attained age 70-1/2 may not be rolled over to an IRA or another qualified plan. Generally, an employee's distribution will be taxed at ordinary income tax rates. Distributions made before a participant attains age 59-1/2 are subject to a 10% penalty tax unless an exception applies.

Participants in the U.S. Bancorp 401(k) Savings Plan will not be taxed on pretax earnings reductions or on employer contributions at the time such amounts are allocated to their accounts. Pretax contributions, however, are subject to tax under FICA and FUTA. Participants will not be taxed on the income earned on any securities in the trust fund until they are withdrawn or distributed under the Plan.

First American California Intermediate Tax Free Fund Profile
Class A Shares
February 1, 2000

This Profile summarizes key information about the fund that is included in the fund's prospectus. The fund's prospectus includes additional information about the fund, including a more detailed description of the risks associated with investing in the fund that you may want to consider before you invest. You may obtain the prospectus and other information about the fund at no cost by calling us at 1-800-637-2548, or by contacting your investment professional.

1.   WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

California Intermediate Tax Free Fund has an objective of providing current income that is exempt from both federal income tax and California state income tax to the extent consistent with preservation of capital.

2.   WHAT IS THE FUND'S PRINCIPAL INVESTMENT STRATEGY?

Under normal market conditions, California Intermediate Tax Free Fund invests at least 80% of its net assets in municipal securities that pay interest that is exempt from federal and California income tax, including the federal alternative minimum tax. The fund normally may invest up to 20% of its net assets in taxable obligations, including obligations the interest on which is subject to the federal alternative minimum tax. The fund may invest in: "general obligation" bonds, which are backed by the full faith, credit and taxing power of the issuer; "revenue" bonds, which are payable only from the revenues generated by a specific project or from another specific revenue source; participation interests in municipal leases; zero coupon municipal securities, which pay no cash income to their holders until they mature; and inverse floating rate municipal securities (up to 10% of the fund's total assets).

The fund only invests in securities that, at the time of purchase, are either rated investment grade or are unrated and determined to be of comparable quality by the fund's advisor. Unrated securities will not exceed 25% of the fund's total assets (not including unrated securities that have been pre-refunded with U.S. Government securities and U.S. Government agency securities). The fund will attempt to maintain the weighted average maturity of its portfolio securities at 3 to 10 years under normal market conditions.

Additional information about the fund's investments is available in the fund's annual and semi-annual reports to shareholders. In the fund's annual report you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during the last fiscal year. You may obtain either or both of these reports at no cost by calling us at 1-800-637-2548.

3.   WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUND?

The price and yield of this fund will change daily due to changes in interest rates and other factors, which means you could lose money. The main risks of investing in this fund include:

Interest Rate Risk: Debt securities typically decrease in value when interest rates rise. This risk is usually greater for longer-term debt securities.

Income Risk: The fund's income could decline due to falling market interest rates.

Credit Risk: An issuer of debt securities may not make timely principal or interest payments on its securities, or the other party to a contract (such as a securities lending agreement) may default on its obligations.

Call Risk: During periods of falling interest rates, a bond issuer may "call" -- or repay -- its high-yielding bonds before their maturity date. The fund would then be forced to invest the unanticipated proceeds at lower interest rates, resulting in a decline in the fund's income.

Risks of Municipal Lease Obligations: Many municipal leases and contracts contain "non-appropriation" clauses that provide that the governmental issuer has no obligation to make future payments under the lease or contract unless money is appropriated for this purpose by the appropriate legislative body.

Political and Economic Risk: Because the fund invests primarily in municipal securities issued by the state of California and its political subdivisions, the fund will be particularly affected by political and economic conditions and developments in that state. The value of municipal securities owned by the fund also may be adversely affected by future changes in federal or state income tax laws, including rate reductions or the imposition of a flat tax.

Risks of Non-Diversification: The fund is non-diversified. This means that it may invest a larger portion of its assets in a limited number of issuers than a diversified fund. Because a relatively high percentage of the fund's assets may be invested in the securities of a limited number of issuers, the fund may be more susceptible to any single economic, political or regulatory occurrence than a diversified fund.

Fund Performance Information

The following illustrations provide you with information on the fund's volatility and performance. Of course, past performance does not guarantee future results. The bar chart shows you how performance of the fund's shares has varied from year to year. Sales charges are not reflected in the chart; if they had been, returns would be lower.

The table compares the fund's performance over different time periods to that of the fund's benchmark index, which is a broad measure of market performance. The fund's performance reflects sales charges and fund expenses; the benchmark is unmanaged and has no expenses. Both the chart and the table assume that all distributions have been reinvested.

ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR
8.88%      -3.04%      12.50%       4.34%       6.75%       5.82%
-------------------------------------------------------------------------------
1993       1994        1995         1996        1997        1998       1999

BEST QUARTER:
Quarter ending:         3/31/95
Total Return            5.11%

WORST QUARTER:
Quarter ending:         3/31/94
Total Return            -3.44%

AVERAGE ANNUAL TOTAL RETURNS                  Inception                               Since
AS OF 12/31/99                                     Date   One Year   Five Years   Inception
-------------------------------------------------------------------------------------------
California Intermediate Tax Free Fund           5/31/92      ____%        ____%       ____%
-------------------------------------------------------------------------------------------
Lehman Brothers 7-Year Municipal Bond Index                  ____%        ____%       ____%
-------------------------------------------------------------------------------------------

4.   WHAT ARE THE FEES AND EXPENSES OF THE FUND?

As an investor, you pay fees and expenses to buy and hold shares of the fund. You pay shareholder fees directly when you buy or sell shares. You pay annual fund operating expenses indirectly since they are deducted from fund assets. The figures below show fund expenses during the fiscal year ended September 30, 1999.(1)

--------------------------------------------------------------------------------
SHAREHOLDER FEES                                                         CLASS A
--------------------------------------------------------------------------------
     MAXIMUM SALES CHARGE (LOAD) AS A % OF OFFERING PRICE               2.50%(2)
ANNUAL FUND OPERATING EXPENSES AS A % OF AVERAGE NET ASSETS
--------------------------------------------------------------------------------
     Management Fees                                                       0.70%
     Distribution and Service (12b-1) Fees                                 0.25%
     Other Expenses                                                        ____%
     TOTAL                                                                 ____%
--------------------------------------------------------------------------------

(1) Actual expenses for the fiscal year were lower than those shown in the table because of voluntary fee waivers by the advisor and the distributor. The net expenses the fund actually paid after waivers for the fiscal year ended September 30, 1999 were ____%. THE DISTRIBUTOR INTENDS TO WAIVE PAYMENT OF ALL 12b-1 FEES DURING THE CURRENT FISCAL YEAR. IN ADDITION, THE ADVISOR INTENDS TO WAIVE FEES DURING THE CURRENT FISCAL YEAR SO THAT TOTAL FUND OPERATING EXPENSES DO NOT EXCEED 0.70%. FEE WAIVERS MAY BE DISCONTINUED AT ANY TIME.
(2) Certain investors may qualify for reduced sales charges. Investments of $1 million or more on which no front-end sales charge is paid may be subject to a contingent deferred sales charge.

--------------------------------------------------------------------------------
EXAMPLE This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:
--------------------------------------------------------------------------------

1 year                                                                    $  370
3 years                                                                   $  624
5 years                                                                   $  898
10 years                                                                  $1,679

5.   WHO MANAGES THE FUND?

U.S. Bank National Association (U.S. Bank), acting through its First American Asset Management division, is the fund's investment advisor. First American Asset Management provides investment management services to individuals and institutions, including corporations, foundations, pensions and retirement plans. As of December 31, 1999, it had more than $ ____ billion in assets under management, including investment company assets of more than $ ____ billion. As investment advisor, First American Asset Management manages the fund's business and investment activities, subject to the authority of the board of directors.

The fund is managed by a team of persons associated with First American Asset Management.

6.   HOW DO I BUY FUND SHARES?

You may become a shareholder in the fund with an initial investment of $1,000 or more ($250 for a retirement plan or a UGMA/UTMA account). Additional investments can be made for as little as $100 ($25 for a retirement plan or a UGMA/UTMA account). Your purchase price is typically the net asset value of your shares, plus a front-end sales charge. Sales charges vary depending on the amount of your purchase. The funds' distributor receives the sales charge you pay and reallows a portion of the sales charge to your broker or participating institution.

                                        Sales Charge - Class A           Maximum
                                                                     Reallowance
                                        As a % of      As a % of       as a % of
                                         Offering      Net Asset        Purchase
                                            Price          Value           Price
--------------------------------------------------------------------------------
Less than  $ 50,000                         2.50%          2.56%           2.25%
$ 50,000 - $ 99,999                         2.00%          2.04%           1.75%
$100,000 - $249,999                         1.50%          1.52%           1.25%
$250,000 - $499,999                         1.00%          1.01%           0.75%
$500,000 - $999,999                         0.75%          0.76%           0.50%
$1 million and over                         0.00%          0.00%           0.00%

You may purchase shares by calling your broker or financial institution, or by simply completing and signing a new account form, enclose a check made payable to the fund you wish to invest in, and mailing both to: First American Funds, c/o DST Systems, Inc., P.O. Box 219382, Kansas City, Missouri 64121-9382. New account forms may be obtained by calling us at 1-800-637-2548.

7.   HOW CAN I SELL FUND SHARES?

If you purchased shares through a broker or financial institution, simply call them to sell your shares. If you did not purchase shares through a broker or financial institution, you may sell your shares by calling 1-800-637-2548. To sell shares by mail, send a written request to your broker or financial institution, or to the fund at the following address: First American Funds, c/o DST Systems, Inc., P.O. Box 219382, Kansas City, Missouri 64121-9382.

8.   HOW ARE FUND DISTRIBUTIONS MADE AND TAXED?

Dividends from the fund's net investment income are declared and paid monthly. Any capital gains are distributed at least once each year. The fund intends to meet certain federal tax requirements so that distributions of tax-exempt interest income may be treated as "exempt-interest dividends." These dividends are not subject to regular federal income tax. However, the fund may invest up to 20% of its net assets in municipal securities the interest on which is subject to the alternative minimum tax. Any portion of exempt-interest dividends attributable to interest on these securities may increase some shareholders' alternative minimum tax. The fund expects that its distributions will consist primarily of exempt-interest dividends.

The fund intends to comply with certain California state tax requirements so that dividends it pays that are attributable to interest on California municipal securities will be excluded from the California taxable income of individuals, trusts and estates. To meet these requirements, at least 50% of the value of the fund's total assets must consist of obligations which pay interest that is exempt from California personal income tax. Exempt-interest dividends are not excluded from the California taxable income of corporations and financial institutions. In addition, dividends derived from interest paid on California municipal bonds (including securities treated for federal purposes as private activity bonds) will not be subject to the alternative minimum tax that California imposes on individuals, trusts and estates.

9.   WHAT SERVICES ARE OFFERED BY THE FUND?

First American offers several ways to make it easier for you to manage your account, such as: telephone transactions; wire and electronic funds transfers; automatic investing; systematic withdrawals; and exchange privileges with other First American Funds. Personal service is always available by calling Investor Services at 1-800-637-2548.

First American Colorado Intermediate Tax Free Fund Profile
Class A Shares
February 1, 2000

This Profile summarizes key information about the fund that is included in the fund's prospectus. The fund's prospectus includes additional information about the fund, including a more detailed description of the risks associated with investing in the fund that you may want to consider before you invest. You may obtain the prospectus and other information about the fund at no cost by calling us at 1-800-637-2548, or by contacting your investment professional.

1.   WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

Colorado Intermediate Tax Free Fund has an objective of providing current income that is exempt from both federal income tax and Colorado state income tax to the extent consistent with preservation of capital.

2.   WHAT IS THE FUND'S PRINCIPAL INVESTMENT STRATEGY?

Under normal market conditions, Colorado Intermediate Tax Free Fund invests at least 80% of its net assets in municipal securities that pay interest that is exempt from federal and Colorado income tax, including the federal alternative minimum tax. The fund normally may invest up to 20% of its net assets in taxable obligations, including obligations the interest on which is subject to the federal alternative minimum tax. The fund may invest in: "general obligation" bonds, which are backed by the full faith, credit and taxing power of the issuer; "revenue" bonds, which are payable only from the revenues generated by a specific project or from another specific revenue source; participation interests in municipal leases; zero coupon municipal securities, which pay no cash income to their holders until they mature; and inverse floating rate municipal securities (up to 10% of the fund's total assets).

The fund only invests in securities that, at the time of purchase, are either rated investment grade or are unrated and determined to be of comparable quality by the fund's advisor. Unrated securities will not exceed 25% of the fund's total assets (not including unrated securities that have been pre-refunded with U.S. Government securities and U.S. Government agency securities). The fund will attempt to maintain the weighted average maturity of its portfolio securities at 3 to 10 years under normal market conditions.

Additional information about the fund's investments is available in the fund's annual and semi-annual reports to shareholders. In the fund's annual report you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during the last fiscal year. You may obtain either or both of these reports at no cost by calling us at 1-800-637-2548.

3.   WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUND?

The price and yield of this fund will change daily due to changes in interest rates and other factors, which means you could lose money. The main risks of investing in this fund include:

Interest Rate Risk: Debt securities typically decrease in value when interest rates rise. This risk is usually greater for longer-term debt securities.

Income Risk: The fund's income could decline due to falling market interest rates.

Credit Risk: An issuer of debt securities may not make timely principal or interest payments on its securities, or the other party to a contract (such as a securities lending agreement) may default on its obligations.

Call Risk: During periods of falling interest rates, a bond issuer may "call" -- or repay -- its high-yielding bonds before their maturity date. The fund would then be forced to invest the unanticipated proceeds at lower interest rates, resulting in a decline in the fund's income.

Risks of Municipal Lease Obligations: Many municipal leases and contracts contain "non-appropriation" clauses that provide that the governmental issuer has no obligation to make future payments under the lease or contract unless money is appropriated for this purpose by the appropriate legislative body.

Political and Economic Risk: Because the fund invests primarily in municipal securities issued by the state of California and its political subdivisions, the fund will be particularly affected by political and economic conditions and developments in that state. The value of municipal securities owned by the fund also may be adversely affected by future changes in federal or state income tax laws, including rate reductions or the imposition of a flat tax.

Risks of Non-Diversification: The fund is non-diversified. This means that it may invest a larger portion of its assets in a limited number of issuers than a diversified fund. Because a relatively high percentage of the fund's assets may be invested in the securities of a limited number of issuers, the fund may be more susceptible to any single economic, political or regulatory occurrence than a diversified fund.

Fund Performance Information

The following illustrations provide you with information on the fund's volatility and performance. Of course, past performance does not guarantee future results. The bar chart shows you how performance of the fund's shares has varied from year to year. Sales charges are not reflected in the chart; if they had been, returns would be lower.

The table compares the fund's performance over different time periods to that of the fund's benchmark index, which is a broad measure of market performance. The fund's performance reflects sales charges and fund expenses; the benchmark is unmanaged and has no expenses. Both the chart and the table assume that all distributions have been reinvested.

ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR
12.33%      3.86%      7.07%      5.44%
----------------------------------------------------
1995        1996       1997       1998       1999

BEST QUARTER:
Quarter ending:         3/31/95
Total Return            5.18%

WORST QUARTER:
Quarter ending:         3/31/96
Total Return            -0.36%

AVERAGE ANNUAL TOTAL RETURNS                 Inception                                 Since
AS OF 12/31/99                                    Date    One Year   Five Years    Inception
--------------------------------------------------------------------------------------------
Colorado Intermediate Tax Free Fund             4/4/94       ____%        ____%        ____%
--------------------------------------------------------------------------------------------
Lehman Brothers 7-Year Municipal Bond Index                  ____%        ____%        ____%
--------------------------------------------------------------------------------------------

4.   WHAT ARE THE FEES AND EXPENSES OF THE FUND?

As an investor, you pay fees and expenses to buy and hold shares of the fund. You pay shareholder fees directly when you buy or sell shares. You pay annual fund operating expenses indirectly since they are deducted from fund assets. The figures below show fund expenses during the fiscal year ended September 30, 1999.(1)

--------------------------------------------------------------------------------
SHAREHOLDER FEES                                                         CLASS A
--------------------------------------------------------------------------------
     MAXIMUM SALES CHARGE (LOAD) AS A % OF OFFERING PRICE               2.50%(2)
ANNUAL FUND OPERATING EXPENSES AS A % OF AVERAGE NET ASSETS
--------------------------------------------------------------------------------
     Management Fees                                                       0.70%
     Distribution and Service (12b-1) Fees                                 0.25%
     Other Expenses                                                        ____%
     TOTAL                                                                 ____%
--------------------------------------------------------------------------------

(1) Actual expenses for the fiscal year were lower than those shown in the table because of voluntary fee waivers by the advisor and the distributor. The net expenses the fund actually paid after waivers for the fiscal year ended September 30, 1999 were ____%. THE DISTRIBUTOR INTENDS TO WAIVE PAYMENT OF ALL 12b-1 FEES DURING THE CURRENT FISCAL YEAR. IN ADDITION, THE ADVISOR INTENDS TO WAIVE FEES DURING THE CURRENT FISCAL YEAR SO THAT TOTAL OPERATING EXPENSES DO NOT EXCEED 0.70%. FEE WAIVERS MAY BE DISCONTINUED AT ANY TIME.
(2) Certain investors may qualify for reduced sales charges. Investments of $1 million or more on which no front-end sales charge is paid may be subject to a contingent deferred sales charge.

--------------------------------------------------------------------------------
EXAMPLE This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:
--------------------------------------------------------------------------------

1 year                                                                    $  366
3 years                                                                   $  612
5 years                                                                   $  878
10 years                                                                  $1,635

5.   WHO MANAGES THE FUND?

U.S. Bank National Association (U.S. Bank), acting through its First American Asset Management division, is the fund's investment advisor. First American Asset Management provides investment management services to individuals and institutions, including corporations, foundations, pensions and retirement plans. As of December 31, 1999, it had more than $ ____ billion in assets under management, including investment company assets of more than $ ____ billion. As investment advisor, First American Asset Management manages the fund's business and investment activities, subject to the authority of the board of directors.

The fund is managed by a team of persons associated with First American Asset Management.

6.   HOW DO I BUY FUND SHARES?

You may become a shareholder in the fund with an initial investment of $1,000 or more ($250 for a retirement plan or a UGMA/UTMA account). Additional investments can be made for as little as $100 ($25 for a retirement plan or a UGMA/UTMA account). Your purchase price is typically the net asset value of your shares, plus a front-end sales charge. Sales charges vary depending on the amount of your purchase. The funds' distributor receives the sales charge you pay and reallows a portion of the sales charge to your broker or participating institution.

                                     Sales Charge - Class A              Maximum
                                                                     Reallowance
                                     As a % of        As a % of        as a % of
                                      Offering       Net  Asset         Purchase
                                         Price            Value            Price
--------------------------------------------------------------------------------
Less than  $ 50,000                      2.50%            2.56%            2.25%
$ 50,000 - $ 99,999                      2.00%            2.04%            1.75%
$100,000 - $249,999                      1.50%            1.52%            1.25%
$250,000 - $499,999                      1.00%            1.01%            0.75%
$500,000 - $999,999                      0.75%            0.76%            0.50%
$1 million and over                      0.00%            0.00%            0.00%

You may purchase shares by calling your broker or financial institution, or by simply completing and signing a new account form, enclose a check made payable to the fund you wish to invest in, and mailing both to: First American Funds, c/o DST Systems, Inc., P.O. Box 219382, Kansas City, Missouri 64121-9382. New account forms may be obtained by calling us at 1-800-637-2548.

7.   HOW CAN I SELL FUND SHARES?

If you purchased shares through a broker or financial institution, simply call them to sell your shares. If you did not purchase shares through a broker or financial institution, you may sell your shares by calling 1-800-637-2548. To sell shares by mail, send a written request to your broker or financial institution, or to the fund at the following address: First American Funds, c/o DST Systems, Inc., P.O. Box 219382, Kansas City, Missouri 64121-9382.

8.   HOW ARE FUND DISTRIBUTIONS MADE AND TAXED?

Dividends from the fund's net investment income are declared and paid monthly. Any capital gains are distributed at least once each year. The fund intends to meet certain federal tax requirements so that distributions of tax-exempt interest income may be treated as "exempt-interest dividends." These dividends are not subject to regular federal income tax. However, the fund may invest up to 20% of its net assets in municipal securities the interest on which is subject to the alternative minimum tax. Any portion of exempt-interest dividends attributable to interest on these securities may increase some shareholders' alternative minimum tax. The fund expects that its distributions will consist primarily of exempt-interest dividends.

Dividends paid by Colorado Intermediate Tax Free Fund will be exempt from Colorado income taxes for individuals, trusts, estates and corporations to the extent that they are derived from interest on Colorado municipal securities. In addition, dividends derived from interest on Colorado municipal securities (including securities treated for federal purposes as private activity bonds) will not be subject to the alternative minimum tax that Colorado imposes on individuals, trusts and estates.

9.   WHAT SERVICES ARE OFFERED BY THE FUND?

First American offers several ways to make it easier for you to manage your account, such as: telephone transactions; wire and electronic funds transfers; automatic investing; systematic withdrawals; and exchange privileges with other First American Funds. Personal service is always available by calling Investor Services at 1-800-637-2548.

First American Intermediate Tax Free Fund Profile
Class A Shares
February 1, 2000

This Profile summarizes key information about the fund that is included in the fund's prospectus. The fund's prospectus includes additional information about the fund, including a more detailed description of the risks associated with investing in the fund that you may want to consider before you invest. You may obtain the prospectus and other information about the fund at no cost by calling us at 1-800-637-2548, or by contacting your investment professional.

1.   WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

Intermediate Tax Free Fund has an objective of providing current income that is exempt from federal income tax to the extent consistent with preservation of capital.

2.   WHAT IS THE FUND'S PRINCIPAL INVESTMENT STRATEGIES?

Under normal market conditions, Intermediate Tax Free Fund invests at least 80% of its net assets in municipal securities that pay interest that is exempt from federal income tax, including the federal alternative minimum tax. The fund normally may invest up to 20% of its net assets in taxable obligations, including obligations the interest on which is subject to the federal alternative minimum tax. The fund may invest in: "general obligation" bonds, which are backed by the full faith, credit and taxing power of the issuer; "revenue" bonds, which are payable only from the revenues generated by a specific project or from another specific revenue source; participation interests in municipal leases; zero coupon municipal securities, which pay no cash income to their holders until they mature; and inverse floating rate municipal securities (up to 10% of the fund's total assets).

The fund only invests in securities that, at the time of purchase, are either rated investment grade or are unrated and determined to be of comparable quality by the fund's advisor. Unrated securities will not exceed 25% of the fund's total assets (not including unrated securities that have been pre-refunded with U.S. Government securities and U.S. Government agency securities). The fund will attempt to maintain the weighted average maturity of its portfolio securities at 3 to 10 years under normal market conditions.

Additional information about the fund's investments is available in the fund's annual and semi-annual reports to shareholders. In the fund's annual report you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during the last fiscal year. You may obtain either or both of these reports at no cost by calling us at 1-800-637-2548.

3.   WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUND?

The price and yield of this fund will change daily due to changes in interest rates and other factors, which means you could lose money. The main risks of investing in this fund include:

Interest Rate Risk: Debt securities typically decrease in value when interest rates rise. This risk is usually greater for longer-term debt securities.

Income Risk: The fund's income could decline due to falling market interest rates.

Credit Risk: An issuer of debt securities may not make timely principal or interest payments on its securities, or the other party to a contract (such as a securities lending agreement) may default on its obligations.

Call Risk: During periods of falling interest rates, a bond issuer may "call" -- or repay -- its high-yielding bonds before their maturity date. The fund would then be forced to invest the unanticipated proceeds at lower interest rates, resulting in a decline in the fund's income.

Risks of Municipal Lease Obligations: Many municipal leases and contracts contain "non-appropriation" clauses that provide that the governmental issuer has no obligation to make future payments under the lease or contract unless money is appropriated for this purpose by the appropriate legislative body.

Political and Economic Risk: Because the fund invests primarily in municipal securities issued by the state of California and its political subdivisions, the fund will be particularly affected by political and economic conditions and developments in that state. The value of municipal securities owned by the fund also may be adversely affected by future changes in federal or state income tax laws, including rate reductions or the imposition of a flat tax.

Fund Performance Information

The following illustrations provide you with information on the fund's volatility and performance. Of course, past performance does not guarantee future results. The bar chart shows you how performance of the fund's shares has varied from year to year. Sales charges are not reflected in the chart; if they had been, returns would be lower.

The table compares the fund's performance over different time periods to that of the fund's benchmark index, which is a broad measure of market performance. The fund's performance reflects sales charges and fund expenses; the benchmark is unmanaged and has no expenses. Both the chart and the table assume that all distributions have been reinvested.

ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR
5.54%   8.44%   6.49%   8.20%   -2.95%   12.89%   3.72%   6.79%   5.38%
--------------------------------------------------------------------------------
1990    1991    1992    1993    1994     1995     1996    1997    1998    1999

BEST QUARTER:
Quarter ending:         3/31/95
Total Return            5.10%

WORST QUARTER:
Quarter ending:         3/31/94
Total Return            -4.10%

AVERAGE ANNUAL TOTAL RETURNS         Inception                               Ten
AS OF 12/31/99                            Date    One Year   Five Years    Years
--------------------------------------------------------------------------------
Intermediate Tax Free Fund            12/22/87       ____%        ____%    ____%
--------------------------------------------------------------------------------
Lehman 7-Year Municipal Bond Index                   ____%        ____%    ____%
--------------------------------------------------------------------------------
Lehman Brothers 7-Year G.O. Index                    ____%        ____%    ____%
--------------------------------------------------------------------------------

4.   WHAT ARE THE FEES AND EXPENSES OF THE FUND?

As an investor, you pay fees and expenses to buy and hold shares of the fund. You pay shareholder fees directly when you buy or sell shares. You pay annual fund operating expenses indirectly since they are deducted from fund assets. The figures below show fund expenses during the fiscal year ended September 30, 1999.(1)

--------------------------------------------------------------------------------
SHAREHOLDER FEES                                                         CLASS A
--------------------------------------------------------------------------------
     MAXIMUM SALES CHARGE (LOAD) AS A % OF OFFERING PRICE               2.50%(2)
ANNUAL FUND OPERATING EXPENSES AS A % OF AVERAGE NET ASSETS
--------------------------------------------------------------------------------
     Management Fees                                                       0.70%
     Distribution and Service (12b-1) Fees                                 0.25%
     Other Expenses                                                        ____%
     TOTAL                                                                 ____%
--------------------------------------------------------------------------------

(1) Actual expenses for the fiscal year were lower than those shown in the table because of voluntary fee waivers by the advisor and the distributor. The net expenses the fund actually paid after waivers for the fiscal year ended September 30, 1999 were ____%. THE DISTRIBUTOR INTENDS TO WAIVE PAYMENT OF ALL 12b-1 FEES DURING THE CURRENT FISCAL YEAR. IN ADDITION, THE ADVISOR INTENDS TO WAIVE FEES DURING THE CURRENT FISCAL YEAR SO THAT TOTAL FUND OPERATING EXPENSES DO NOT EXCEED 0.70%. FEE WAIVERS MAY BE DISCONTINUED AT ANY TIME.
(2) Certain investors may qualify for reduced sales charges. Investments of $1 million or more on which no front-end sales charge is paid may be subject to a contingent deferred sales charge.

--------------------------------------------------------------------------------
EXAMPLE This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:
--------------------------------------------------------------------------------

1 year                                                                    $  360
3 years                                                                   $  594
5 years                                                                   $  846
10 years                                                                  $1,568

5.   WHO MANAGES THE FUND?

U.S. Bank National Association (U.S. Bank), acting through its First American Asset Management division, is the fund's investment advisor. First American Asset Management provides investment management services to individuals and institutions, including corporations, foundations, pensions and retirement plans. As of December 31, 1999, it had more than $ ____ billion in assets under management, including investment company assets of more than $ ____ billion. As investment advisor, First American Asset Management manages the fund's business and investment activities, subject to the authority of the board of directors.

The fund is managed by a team of persons associated with First American Asset Management.

6.   HOW DO I BUY FUND SHARES?

You may become a shareholder in the fund with an initial investment of $1,000 or more ($250 for a retirement plan or a UGMA/UTMA account). Additional investments can be made for as little as $100 ($25 for a retirement plan or a UGMA/UTMA account). Your purchase price is typically the net asset value of your shares, plus a front-end sales charge. Sales charges vary depending on the amount of your purchase. The funds' distributor receives the sales charge you pay and reallows a portion of the sales charge to your broker or participating institution.

                                      Sales Charge - Class A             Maximum
                                                                     Reallowance
                                    As a % of        As a % of         as a % of
                                     Offering       Net  Asset          Purchase
                                        Price            Value             Price
--------------------------------------------------------------------------------
Less than  $ 50,000                     2.50%            2.56%             2.25%
$ 50,000 - $ 99,999                     2.00%            2.04%             1.75%
$100,000 - $249,999                     1.50%            1.52%             1.25%
$250,000 - $499,999                     1.00%            1.01%             0.75%
$500,000 - $999,999                     0.75%            0.76%             0.50%
$1 million and over                     0.00%            0.00%             0.00%

You may purchase shares by calling your broker or financial institution, or by simply completing and signing a new account form, enclose a check made payable to the fund you wish to invest in, and mailing both to: First American Funds, c/o DST Systems, Inc., P.O. Box 219382, Kansas City, Missouri 64121-9382. New account forms may be obtained by calling us at 1-800-637-2548.

7.   HOW CAN I SELL FUND SHARES?

If you purchased shares through a broker or financial institution, simply call them to sell your shares. If you did not purchase shares through a broker or financial institution, you may sell your shares by calling 1-800-637-2548. To sell shares by mail, send a written request to your broker or financial institution, or to the fund at the following address: First American Funds, c/o DST Systems, Inc., P.O. Box 219382, Kansas City, Missouri 64121-9382.

8.   HOW ARE FUND DISTRIBUTIONS MADE AND TAXED?

Dividends from the fund's net investment income are declared and paid monthly. Any capital gains are distributed at least once each year. The fund intends to meet certain federal tax requirements so that distributions of tax-exempt interest income may be treated as "exempt-interest dividends." These dividends are not subject to regular federal income tax. However, the fund may invest up to 20% of its net assets in municipal securities the interest on which is subject to the alternative minimum tax. Any portion of exempt-interest dividends attributable to interest on these securities may increase some shareholders' alternative minimum tax. The fund expects that its distributions will consist primarily of exempt-interest dividends.

9.   WHAT SERVICES ARE OFFERED BY THE FUND?

First American offers several ways to make it easier for you to manage your account, such as: telephone transactions; wire and electronic funds transfers; automatic investing; systematic withdrawals; and exchange privileges with other First American Funds. Personal service is always available by calling Investor Services at 1-800-637-2548.

First American Minnesota Intermediate Tax Free Fund Profile
Class A Shares
February 1, 2000

This Profile summarizes key information about the fund that is included in the fund's prospectus. The fund's prospectus includes additional information about the fund, including a more detailed description of the risks associated with investing in the fund that you may want to consider before you invest. You may obtain the prospectus and other information about the fund at no cost by calling us at 1-800-637-2548, or by contacting your investment professional.

1.   WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

Minnesota Intermediate Tax Free Fund has an objective of providing current income that is exempt from both federal income tax and Minnesota state income tax to the extent consistent with preservation of capital.

2.   WHAT IS THE FUND'S PRINCIPAL INVESTMENT STRATEGY?

Under normal market conditions, Minnesota Intermediate Tax Free Fund invests at least 80% of its net assets in municipal securities that pay interest that is exempt from federal and Minnesota income tax, including federal and state of Minnesota alternative minimum tax. The fund normally may invest up to 20% of its net assets in taxable obligations, including obligations the interest on which is subject to federal and state of Minnesota alternative minimum tax. The fund may invest in: "general obligation" bonds, which are backed by the full faith, credit and taxing power of the issuer; "revenue" bonds, which are payable only from the revenues generated by a specific project or from another specific revenue source; participation interests in municipal leases; zero coupon municipal securities, which pay no cash income to their holders until they mature; and inverse floating rate municipal securities (up to 10% of the fund's total assets).

The fund only invests in securities that, at the time of purchase, are either rated investment grade or are unrated and determined to be of comparable quality by the fund's advisor. Unrated securities will not exceed 25% of the fund's total assets (not including unrated securities that have been pre-refunded with U.S. Government securities and U.S. Government agency securities). The fund will attempt to maintain the weighted average maturity of its portfolio securities at 3 to 10 years under normal market conditions.

Additional information about the fund's investments is available in the fund's annual and semi-annual reports to shareholders. In the fund's annual report you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during the last fiscal year. You may obtain either or both of these reports at no cost by calling us at 1-800-637-2548.

3.   WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUND?

The price and yield of this fund will change daily due to changes in interest rates and other factors, which means you could lose money. The main risks of investing in this fund include:

Interest Rate Risk: Debt securities typically decrease in value when interest rates rise. This risk is usually greater for longer-term debt securities.

Income Risk: The fund's income could decline due to falling market interest rates.

Credit Risk: An issuer of debt securities may not make timely principal or interest payments on its securities, or the other party to a contract (such as a securities lending agreement) may default on its obligations.

Call Risk: During periods of falling interest rates, a bond issuer may "call" -- or repay -- its high-yielding bonds before their maturity date. The fund would then be forced to invest the unanticipated proceeds at lower interest rates, resulting in a decline in the fund's income.

Risks of Municipal Lease Obligations: Many municipal leases and contracts contain "non-appropriation" clauses that provide that the governmental issuer has no obligation to make future payments under the lease or contract unless money is appropriated for this purpose by the appropriate legislative body.

Political and Economic Risk: Because the fund invests primarily in municipal securities issued by the state of California and its political subdivisions, the fund will be particularly affected by political and economic conditions and developments in that state. The value of municipal securities owned by the fund also may be adversely affected by future changes in federal or state income tax laws, including rate reductions or the imposition of a flat tax.

Risks of Non-Diversification: The fund is non-diversified. This means that it may invest a larger portion of its assets in a limited number of issuers than a diversified fund. Because a relatively high percentage of the fund's assets may be invested in the securities of a limited number of issuers, the fund may be more susceptible to any single economic, political or regulatory occurrence than a diversified fund.

Fund Performance Information

The following illustrations provide you with information on the fund's volatility and performance. Of course, past performance does not guarantee future results. The bar chart shows you how performance of the fund's shares has varied from year to year. Sales charges are not reflected in the chart; if they had been, returns would be lower.

The table compares the fund's performance over different time periods to that of the fund's benchmark index, which is a broad measure of market performance. The fund's performance reflects sales charges and fund expenses; the benchmark is unmanaged and has no expenses. Both the chart and the table assume that all distributions have been reinvested.

ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR
12.67%       3.82%       6.74%      5.34%
--------------------------------------------------------
1995         1996        1997       1998        1999

BEST QUARTER:
Quarter ending:         3/31/95
Total Return            5.30%

WORST QUARTER:
Quarter ending:         3/31/96
Total Return            -0.27%

AVERAGE ANNUAL TOTAL RETURNS                  Inception                                  Since
AS OF 12/31/99                                     Date    One Year    Five Years    Inception
----------------------------------------------------------------------------------------------
Minnesota Intermediate Tax Free Fund            2/25/94       ____%         ____%        ____%
----------------------------------------------------------------------------------------------
Lehman Brothers 7-Year Municipal Bond Index                   ____%         ____%        ____%
----------------------------------------------------------------------------------------------

4.   WHAT ARE THE FEES AND EXPENSES OF THE FUND?

As an investor, you pay fees and expenses to buy and hold shares of the fund. You pay shareholder fees directly when you buy or sell shares. You pay annual fund operating expenses indirectly since they are deducted from fund assets. The figures below show fund expenses during the fiscal year ended September 30, 1999.(1)

--------------------------------------------------------------------------------
SHAREHOLDER FEES                                                         CLASS A
--------------------------------------------------------------------------------
     MAXIMUM SALES CHARGE (LOAD) AS A % OF OFFERING PRICE               2.50%(2)
ANNUAL FUND OPERATING EXPENSES AS A % OF AVERAGE NET ASSETS
--------------------------------------------------------------------------------
     Management Fees                                                       0.70%
     Distribution and Service (12b-1) Fees                                 0.25%
     Other Expenses                                                        ____%
     TOTAL                                                                 ____%
--------------------------------------------------------------------------------

(1) Actual expenses for the fiscal year were lower than those shown in the table because of voluntary fee waivers by the advisor and the distributor. The net expenses the fund actually paid after waivers for the fiscal year ended September 30, 1999 were ____%. THE DISTRIBUTOR INTENDS TO WAIVE PAYMENT OF ALL 12b-1 FEES DURING THE CURRENT FISCAL YEAR. IN ADDITION, THE ADVISOR INTENDS TO WAIVE FEES DURING THE CURRENT FISCAL YEAR SO THAT TOTAL FUND OPERATING EXPENSES DO NOT EXCEED 0.70%. FEE WAIVERS MAY BE DISCONTINUED AT ANY TIME.
(2) Certain investors may qualify for reduced sales charges. Investments of $1 million or more on which no front-end sales charge is paid may be subject to a contingent deferred sales charge.

--------------------------------------------------------------------------------
EXAMPLE This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:
--------------------------------------------------------------------------------

1 year                                                                    $  360
3 years                                                                   $  594
5 years                                                                   $  846
10 years                                                                  $1,568

5.   WHO MANAGES THE FUND?

U.S. Bank National Association (U.S. Bank), acting through its First American Asset Management division, is the fund's investment advisor. First American Asset Management provides investment management services to individuals and institutions, including corporations, foundations, pensions and retirement plans. As of December 31, 1999, it had more than $ ____ billion in assets under management, including investment company assets of more than $ ____ billion. As investment advisor, First American Asset Management manages the fund's business and investment activities, subject to the authority of the board of directors.

The fund is managed by a team of persons associated with First American Asset Management.

6.   HOW DO I BUY FUND SHARES?

You may become a shareholder in the fund with an initial investment of $1,000 or more ($250 for a retirement plan or a UGMA/UTMA account). Additional investments can be made for as little as $100 ($25 for a retirement plan or a UGMA/UTMA account). Your purchase price is typically the net asset value of your shares, plus a front-end sales charge. Sales charges vary depending on the amount of your purchase. The fund's distributor receives the sales charge you pay and reallows a portion of the sales charge to your broker or participating institution.

                                     Sales Charge - Class A              Maximum
                                                                     Reallowance
                                   As a % of         As a % of         as a % of
                                    Offering        Net  Asset          Purchase
                                       Price             Value             Price
--------------------------------------------------------------------------------
Less than  $ 50,000                    2.50%             2.56%             2.25%
$ 50,000 - $ 99,999                    2.00%             2.04%             1.75%
$100,000 - $249,999                    1.50%             1.52%             1.25%
$250,000 - $499,999                    1.00%             1.01%             0.75%
$500,000 - $999,999                    0.75%             0.76%             0.50%
$1 million and over                    0.00%             0.00%             0.00%

You may purchase shares by calling your broker or financial institution, or by simply completing and signing a new account form, enclose a check made payable to the fund you wish to invest in, and mailing both to: First American Funds, c/o DST Systems, Inc., P.O. Box 219382, Kansas City, Missouri 64121-9382. New account forms may be obtained by calling us at 1-800-637-2548.

7.   HOW CAN I SELL FUND SHARES?

If you purchased shares through a broker or financial institution, simply call them to sell your shares. If you did not purchase shares through a broker or financial institution, you may sell your shares by calling 1-800-637-2548. To sell shares by mail, send a written request to your broker or financial institution, or to the fund at the following address: First American Funds, c/o DST Systems, Inc., P.O. Box 219382, Kansas City, Missouri 64121-9382.

8.   HOW ARE FUND DISTRIBUTIONS MADE AND TAXED?

Dividends from the fund's net investment income are declared and paid monthly. Any capital gains are distributed at least once each year. The fund intends to meet certain federal tax requirements so that distributions of tax-exempt interest income may be treated as "exempt-interest dividends." These dividends are not subject to regular federal income tax. However, the fund may invest up to 20% of its net assets in municipal securities the interest on which is subject to the alternative minimum tax. Any portion of exempt-interest dividends attributable to interest on these securities may increase some shareholders' alternative minimum tax. The fund expects that its distributions will consist primarily of exempt-interest dividends.

Minnesota Intermediate Tax Free Fund intends to comply with certain state tax requirements so that dividends it pays that are attributable to interest on Minnesota municipal securities will be excluded from the Minnesota taxable net income of individuals, estates and trusts. To meet these requirements, at least 95% of the exempt-interest dividends paid by the fund must be derived from interest income on Minnesota municipal securities. A portion of the fund's dividends may be subject to the Minnesota alternative minimum tax. Exempt-interest dividends are not excluded from the Minnesota taxable income of corporations and financial institutions.

9.   WHAT SERVICES ARE OFFERED BY THE FUND?

First American offers several ways to make it easier for you to manage your account, such as: telephone transactions; wire and electronic funds transfers; automatic investing; systematic withdrawals; and exchange privileges with other First American Funds. Personal service is always available by calling Investor Services at 1-800-637-2548.

First American Oregon Intermediate Tax Free Fund Profile
Class A Shares
February 1, 2000

This Profile summarizes key information about the fund that is included in the fund's prospectus. The fund's prospectus includes additional information about the fund, including a more detailed description of the risks associated with investing in the fund that you may want to consider before you invest. You may obtain the prospectus and other information about the fund at no cost by calling us at 1-800-637-2548, or by contacting your investment professional.

1.   WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

Oregon Intermediate Tax Free Fund has an objective of providing current income that is exempt from both federal income tax and Oregon state income tax to the extent consistent with preservation of capital.

2.   WHAT IS THE FUND'S PRINCIPAL INVESTMENT STRATEGY?

Under normal market conditions, Oregon Intermediate Tax Free Fund invests at least 80% of its net assets in municipal securities that pay interest that is exempt from federal and Oregon ncome tax, including the federal alternative minimum tax. The fund normally may invest up to 20% of its net assets in taxable obligations, including obligations the interest on which is subject to the federal alternative minimum tax. The fund may invest in: "general obligation" bonds, which are backed by the full faith, credit and taxing power of the issuer; "revenue" bonds, which are payable only from the revenues generated by a specific project or from another specific revenue source; participation interests in municipal leases; zero coupon municipal securities, which pay no cash income to their holders until they mature; and inverse floating rate municipal securities (up to 10% of the fund's total assets).

The fund only invests in securities that, at the time of purchase, are either rated investment grade or are unrated and determined to be of comparable quality by the fund's advisor. Unrated securities will not exceed 25% of the fund's total assets (not including unrated securities that have been pre-refunded with U.S. Government securities and U.S. Government agency securities). The fund will attempt to maintain the weighted average maturity of its portfolio securities at 3 to 10 years under normal market conditions.

Additional information about the fund's investments is available in the fund's annual and semi-annual reports to shareholders. In the fund's annual report you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during the last fiscal year. You may obtain either or both of these reports at no cost by calling us at 1-800-637-2548.

3.   WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUND?

The price and yield of this fund will change daily due to changes in interest rates and other factors, which means you could lose money. The main risks of investing in this fund include:

Interest Rate Risk: Debt securities typically decrease in value when interest rates rise. This risk is usually greater for longer-term debt securities.

Income Risk: The fund's income could decline due to falling market interest rates.

Credit Risk: An issuer of debt securities may not make timely principal or interest payments on its securities, or the other party to a contract (such as a securities lending agreement) may default on its obligations.

Call Risk: During periods of falling interest rates, a bond issuer may "call" -- or repay -- its high-yielding bonds before their maturity date. The fund would then be forced to invest the unanticipated proceeds at lower interest rates, resulting in a decline in the fund's income.

Risks of Municipal Lease Obligations: Many municipal leases and contracts contain "non-appropriation" clauses that provide that the governmental issuer has no obligation to make future payments under the lease or contract unless money is appropriated for this purpose by the appropriate legislative body.

Political and Economic Risk: Because the fund invests primarily in municipal securities issued by the state of California and its political subdivisions, the fund will be particularly affected by political and economic conditions and developments in that state. The value of municipal securities owned by the fund also may be adversely affected by future changes in federal or state income tax laws, including rate reductions or the imposition of a flat tax.

Risks of Non-Diversification: The fund is non-diversified. This means that it may invest a larger portion of its assets in a limited number of issuers than a diversified fund. Because a relatively high percentage of the fund's assets may be invested in the securities of a limited number of issuers, the fund may be more susceptible to any single economic, political or regulatory occurrence than a diversified fund.

Fund Performance Information

The following illustrations provide you with information on the fund's volatility and performance. Of course, past performance does not guarantee future results. The bar chart shows you how performance of the fund's shares has varied from year to year. Sales charges are not reflected in the chart; if they had been, returns would be lower.

The table compares the fund's performance over different time periods to that of the fund's benchmark index, which is a broad measure of market performance. The fund's performance reflects sales charges and fund expenses; the benchmark is unmanaged and has no expenses. Both the chart and the table assume that all distributions have been reinvested.

Information in the bar chart and the table is for the fund's Class Y shares, which are offered through another profile. Class A shares were not offered prior to the date of this profile. The Class A and Class Y shares will have substantially similar returns, because they are invested in the same portfolio of securities. However, Class A share returns will be lower because these shares have higher expenses.

ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR
7.63%   9.89%   7.19%    8.96%   -2.66%   11.27%   3.31%   7.06%   5.36%
--------------------------------------------------------------------------------
1990    1991    1992     1993    1994     1995     1996    1997    1998    1999

BEST QUARTER:
Quarter ending:         6/30/89
Total Return            4.64%

WORST QUARTER:
Quarter ending:         3/31/94
Total Return            -3.41%

AVERAGE ANNUAL TOTAL RETURNS                   Inception                                Ten
AS OF 12/31/99                                      Date    One Year    Five Years    Years
-------------------------------------------------------------------------------------------
Oregon Intermediate Tax Free Fund (Class Y)       8/8/97       ____%         ____%    ____%
-------------------------------------------------------------------------------------------
Lehman Brothers 7-Year Municipal Bond Index                    ____%         ____%    ____%
-------------------------------------------------------------------------------------------

4.   WHAT ARE THE FEES AND EXPENSES OF THE FUND?

As an investor, you pay fees and expenses to buy and hold shares of the fund. You pay shareholder fees directly when you buy or sell shares. You pay annual fund operating expenses indirectly since they are deducted from fund assets. The figures below show fund expenses during the fiscal year ended September 30, 1999.(1)

--------------------------------------------------------------------------------
SHAREHOLDER FEES                                                         CLASS A
--------------------------------------------------------------------------------
     MAXIMUM SALES CHARGE (LOAD) AS A % OF OFFERING PRICE               2.50%(2)
ANNUAL FUND OPERATING EXPENSES AS A % OF AVERAGE NET ASSETS
--------------------------------------------------------------------------------
     Management Fees                                                       0.70%
     Distribution and Service (12b-1) Fees                                 0.25%
     Other Expenses                                                        ____%
     TOTAL                                                                 ____%
--------------------------------------------------------------------------------

(1) Actual expenses for the fiscal year were lower than those shown in the table because of voluntary fee waivers by the advisor and the distributor. The net expenses the fund actually paid after waivers for the fiscal year ended September 30, 1999 were ____%. THE DISTRIBUTOR INTENDS TO WAIVE PAYMENT OF ALL 12b-1 FEES DURING THE CURRENT FISCAL YEAR. IN ADDITION, THE ADVISOR INTENDS TO WAIVE FEES DURING THE CURRENT FISCAL YEAR SO THAT TOTAL FUND OPERATING EXPENSES DO NOT EXCEED 0.70%. FEE WAIVERS MAY BE DISCONTINUED AT ANY TIME.
(2) Certain investors may qualify for reduced sales charges. Investments of $1 million or more on which no front-end sales charge is paid may be subject to a contingent deferred sales charge.

--------------------------------------------------------------------------------
EXAMPLE This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:
--------------------------------------------------------------------------------

1 year                                                                    $  361
3 years                                                                   $  597
5 years                                                                   $  851
10 years                                                                  $1,579

5.   WHO MANAGES THE FUND?

U.S. Bank National Association (U.S. Bank), acting through its First American Asset Management division, is the fund's investment advisor. First American Asset Management provides investment management services to individuals and institutions, including corporations, foundations, pensions and retirement plans. As of December 31, 1999, it had more than $ ____ billion in assets under management, including investment company assets of more than $ ____ billion. As investment advisor, First American Asset Management manages the fund's business and investment activities, subject to the authority of the board of directors.

The fund is managed by a team of persons associated with First American Asset Management.

6.   HOW DO I BUY FUND SHARES?

You may become a shareholder in the fund with an initial investment of $1,000 or more ($250 for a retirement plan or a UGMA/UTMA account). Additional investments can be made for as little as $100 ($25 for a retirement plan or a UGMA/UTMA account). Your purchase price is typically the net asset value of your shares, plus a front-end sales charge. Sales charges vary depending on the amount of your purchase. The funds' distributor receives the sales charge you pay and reallows a portion of the sales charge to your broker or participating institution.

                                     Sales Charge - Class A              Maximum
                                                                     Reallowance
                                  As a % of           As a % of        as a % of
                                   Offering          Net  Asset         Purchase
                                      Price               Value            Price
--------------------------------------------------------------------------------
Less than  $ 50,000                   2.50%               2.56%            2.25%
$ 50,000 - $ 99,999                   2.00%               2.04%            1.75%
$100,000 - $249,999                   1.50%               1.52%            1.25%
$250,000 - $499,999                   1.00%               1.01%            0.75%
$500,000 - $999,999                   0.75%               0.76%            0.50%
$1 million and over                   0.00%               0.00%            0.00%

You may purchase shares by calling your broker or financial institution, or by simply completing and signing a new account form, enclose a check made payable to the fund you wish to invest in, and mailing both to: First American Funds, c/o DST Systems, Inc., P.O. Box 219382, Kansas City, Missouri 64121-9382. New account forms may be obtained by calling us at 1-800-637-2548.

7.   HOW CAN I SELL FUND SHARES?

If you purchased shares through a broker or financial institution, simply call them to sell your shares. If you did not purchase shares through a broker or financial institution, you may sell your shares by calling 1-800-637-2548. To sell shares by mail, send a written request to your broker or financial institution, or to the fund at the following address: First American Funds, c/o DST Systems, Inc., P.O. Box 219382, Kansas City, Missouri 64121-9382.

8.   HOW ARE FUND DISTRIBUTIONS MADE AND TAXED?

Dividends from the fund's net investment income are declared and paid monthly. Any capital gains are distributed at least once each year. The fund intends to meet certain federal tax requirements so that distributions of tax-exempt interest income may be treated as "exempt-interest dividends." These dividends are not subject to regular federal income tax. However, the fund may invest up to 20% of its net assets in municipal securities the interest on which is subject to the alternative minimum tax. Any portion of exempt-interest dividends attributable to interest on these securities may increase some shareholders' alternative minimum tax. The fund expects that its distributions will consist primarily of exempt-interest dividends.

Dividends paid by Oregon Intermediate Tax Free Fund will be exempt from Oregon income taxes for individuals, trusts and estates to the extent that they are derived from interest on Oregon municipal securities. Such dividends will not be excluded from the Oregon taxable income of corporations.

9.   WHAT SERVICES ARE OFFERED BY THE FUND?

First American offers several ways to make it easier for you to manage your account, such as: telephone transactions; wire and electronic funds transfers; automatic investing; systematic withdrawals; and exchange privileges with other First American Funds. Personal service is always available by calling Investor Services at 1-800-637-2548.

First American Arizona Tax Free Fund Profile
Class A and Class C Shares
February 1, 2000

This Profile summarizes key information about the fund that is included in the fund's prospectus. The fund's prospectus includes additional information about the fund, including a more detailed description of the risks associated with investing in the fund that you may want to consider before you invest. You may obtain the prospectus and other information about the fund at no cost by calling us at 1-800-637-2548, or by contacting your investment professional.

1.   WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

Arizona Tax Free Fund has an objective of providing maximum current income that is exempt from both federal income tax and Arizona state income tax to the extent consistent with prudent investment risk.

2.   WHAT IS THE FUND'S PRINCIPAL INVESTMENT STRATEGY?

Under normal market conditions, Arizona Tax Free Fund invests at least 80% of its net assets in municipal securities that pay interest that is exempt from federal and Arizona income tax, including the federal alternative minimum tax. The fund normally may invest up to 20% of its net assets in taxable obligations, including obligations the interest on which is subject to the federal alternative minimum tax. The fund may invest in: "general obligation" bonds, which are backed by the full faith, credit and taxing power of the issuer; "revenue" bonds, which are payable only from the revenues generated by a specific project or from another specific revenue source; participation interests in municipal leases; zero coupon municipal securities, which pay no cash income to their holders until they mature; and inverse floating rate municipal securities (up to 10% of the fund's total assets).

The fund only invests in securities that, at the time of purchase, are either rated investment grade or are unrated and determined to be of comparable quality by the fund's advisor. Unrated securities will not exceed 25% of the fund's total assets (not including unrated securities that have been pre-refunded with U.S. Government securities and U.S. Government agency securities). The fund will attempt to maintain the weighted average maturity of its portfolio securities at 10 to 25 years under normal market conditions.

3.   WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUND?

The price and yield of this fund will change daily due to changes in interest rates and other factors, which means you could lose money. The main risks of investing in this fund include:

Interest Rate Risk: Debt securities typically decrease in value when interest rates rise. This risk is usually greater for longer-term debt securities.

Income Risk: The fund's income could decline due to falling market interest rates.

Credit Risk: An issuer of debt securities may not make timely principal or interest payments on its securities, or the other party to a contract (such as a securities lending agreement) may default on its obligations.

Call Risk: During periods of falling interest rates, a bond issuer may "call" -- or repay -- its high-yielding bonds before their maturity date. The fund would then be forced to invest the unanticipated proceeds at lower interest rates, resulting in a decline in the fund's income.

Risks of Municipal Lease Obligations: Many municipal leases and contracts contain "non-appropriation" clauses that provide that the governmental issuer has no obligation to make future payments under the lease or contract unless money is appropriated for this purpose by the appropriate legislative body.

Political and Economic Risk: Because the fund invests primarily in municipal securities issued by the state of California and its political subdivisions, the fund will be particularly affected by political and economic conditions and developments in that state. The value of municipal securities owned by the fund also may be adversely affected by future changes in federal or state income tax laws, including rate reductions or the imposition of a flat tax.

Risks of Non-Diversification: The fund is non-diversified. This means that it may invest a larger portion of its assets in a limited number of issuers than a diversified fund. Because a relatively high percentage of the fund's assets may be invested in the securities of a limited number of issuers, the fund may be more susceptible to any single economic, political or regulatory occurrence than a diversified fund.

Fund Performance Information

Because Arizona Tax Free Fund shares were not offered prior to the date of this prospectus, no performance information is presented for these shares.

4.   WHAT ARE THE FEES AND EXPENSES OF THE FUND?

As an investor, you pay fees and expenses to buy and hold shares of the fund. You pay shareholder fees directly when you buy or sell shares. You pay annual fund operating expenses indirectly since they are deducted from fund assets.

--------------------------------------------------------------------------------
SHAREHOLDER FEES                                             CLASS A     CLASS C
--------------------------------------------------------------------------------
     MAXIMUM SALES CHARGE (LOAD)
     AS A % OF OFFERING PRICE                                2.50%(1)      1.00%
     MAXIMUM DEFERRED SALES CHARGE (LOAD)
     AS A % OF ORIGINAL PURCHASE PRICE OR REDEMPTION
     PROCEEDS, WHICHEVER IS LESS                             0.00%(2)      1.00%
ANNUAL FUND OPERATING EXPENSES AS A % OF AVERAGE NET ASSETS
--------------------------------------------------------------------------------
     Management Fees                                            0.70%      0.70%
     Distribution and Service (12b-1) Fees                      0.25%      1.00%
     Other Expenses(3)                                          ____%      ____%
     TOTAL(4)                                                   ____%      ____%
--------------------------------------------------------------------------------
(1) Certain investors may qualify for reduced sales charges.
(2) Investments of $1 million or more on which no front-end sales charge is paid may be subject to a contingent deferred sales charge.
(3) "Other expenses" are based on estimated amounts for the current fiscal year.
(4) THE ADVISOR INTENDS TO WAIVE FEES DURING THE CURRENT FISCAL YEAR SO THAT TOTAL FUND OPERATING EXPENSES DO NOT EXCEED 0.55% AND 0.95%, RESPECTIVELY, FOR CLASS A AND CLASS C SHARES. FEE WAIVERS MAY BE DISCONTINUED AT ANY TIME.

--------------------------------------------------------------------------------
EXAMPLE This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:
--------------------------------------------------------------------------------

                                                     CLASS C             CLASS C
                                                    assuming         assuming no
                                                  redemption          redemption
                                                   at end of           at end of
                                 CLASS A         each period         each period
--------------------------------------------------------------------------------

1 year                           $______             $______             $______
3 years                          $______             $______             $______

5.   WHO MANAGES THE FUND?

U.S. Bank National Association (U.S. Bank), acting through its First American Asset Management division, is the fund's investment advisor. First American Asset Management provides investment management services to individuals and institutions, including corporations, foundations, pensions and retirement plans. As of December 31, 1999, it had more than $ ____ billion in assets under management, including investment company assets of more than $ ____ billion. As investment advisor, First American Asset Management manages the fund's business and investment activities, subject to the authority of the board of directors.

The fund is managed by a team of persons associated with First American Asset Management.

6.   HOW DO I BUY FUND SHARES?

You may become a shareholder in the fund with an initial investment of $1,000 or more ($250 for a retirement plan or a UGMA/UTMA account). Additional investments can be made for as little as $100 ($25 for a retirement plan or a UGMA/UTMA account). Your purchase price is typically the net asset value of your shares, plus a front-end sales charge. Sales charges vary depending on the amount of your purchase. The fund's distributor receives the sales charge you pay and reallows a portion of the sales charge to your broker or participating institution.

                                    Sales Charge--Class A                Maximum
                                                                     Reallowance
                                      As a % of       As a % of        as a % of
                                       Offering      Net  Asset         Purchase
                                          Price           Value            Price
--------------------------------------------------------------------------------
Less than  $ 50,000                       2.50%           2.56%            2.25%
$ 50,000 - $ 99,999                       2.00%           2.04%            1.75%
$100,000 - $249,999                       1.50%           1.52%            1.25%
$250,000 - $499,999                       1.00%           1.01%            0.75%
$500,000 - $999,999                       0.75%           0.76%            0.50%
$1 million and over                       0.00%           0.00%            0.00%

You may purchase shares by calling your broker or financial institution, or by simply completing and signing a new account form, enclose a check made payable to the fund you wish to invest in, and mailing both to: First American Funds, c/o DST Systems, Inc., P.O. Box 219382, Kansas City, Missouri 64121-9382. New account forms may be obtained by calling us at 1-800-637-2548.

7.   HOW CAN I SELL FUND SHARES?

If you purchased shares through a broker or financial institution, simply call them to sell your shares. If you did not purchase shares through a broker or financial institution, you may sell your shares by calling 1-800-637-2548. To sell shares by mail, send a written request to your broker or financial institution, or to the fund at the following address: First American Funds, c/o DST Systems, Inc., P.O. Box 219382, Kansas City, Missouri 64121-9382.

8.   HOW ARE FUND DISTRIBUTIONS MADE AND TAXED?

Dividends from the fund's net investment income are declared and paid monthly. Any capital gains are distributed at least once each year. The fund intends to meet certain federal tax requirements so that distributions of tax-exempt interest income may be treated as "exempt-interest dividends." These dividends are not subject to regular federal income tax. However, the fund may invest up to 20% of its net assets in municipal securities the interest on which is subject to the alternative minimum tax. Any portion of exempt-interest dividends attributable to interest on these securities may increase some shareholders' alternative minimum tax. The fund expects that its distributions will consist primarily of exempt-interest dividends.

Dividends paid by Arizona Tax Free Fund will be exempt from Arizona income taxes for individuals, trust, estates and corporations to the extent they are derived from interest on Arizona municipal securities.

9.   WHAT SERVICES ARE OFFERED BY THE FUND?

First American offers several ways to make it easier for you to manage your account, such as: telephone transactions; wire and electronic funds transfers; automatic investing; systematic withdrawals; and exchange privileges with other First American Funds. Personal service is always available by calling Investor Services at 1-800-637-2548.

First American California Tax Free Fund Profile
Class A and Class C Shares
February 1, 2000

This Profile summarizes key information about the fund that is included in the fund's prospectus. The fund's prospectus includes additional information about the fund, including a more detailed description of the risks associated with investing in the fund that you may want to consider before you invest. You may obtain the prospectus and other information about the fund at no cost by calling us at 1-800-637-2548, or by contacting your investment professional.

1.   WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

California Tax Free Fund has an objective of providing maximum current income that is exempt from both federal income tax and California state income tax to the extent consistent with prudent investment risk.

2.   WHAT IS THE FUND'S PRINCIPAL INVESTMENT STRATEGY?

Under normal market conditions, California Tax Free Fund invests at least 80% of its net assets in municipal securities that pay interest that is exempt from federal and California income tax, including the federal alternative minimum tax. The fund normally may invest up to 20% of its net assets in taxable obligations, including obligations the interest on which is subject to the federal alternative minimum tax. The fund may invest in: "general obligation" bonds, which are backed by the full faith, credit and taxing power of the issuer; "revenue" bonds, which are payable only from the revenues generated by a specific project or from another specific revenue source; participation interests in municipal leases; zero coupon municipal securities, which pay no cash income to their holders until they mature; and inverse floating rate municipal securities (up to 10% of the fund's total assets).

The fund only invests in securities that, at the time of purchase, are either rated investment grade or are unrated and determined to be of comparable quality by the fund's advisor. Unrated securities will not exceed 25% of the fund's total assets (not including unrated securities that have been pre-refunded with U.S. Government securities and U.S. Government agency securities). The fund will attempt to maintain the weighted average maturity of its portfolio securities at 10 to 25 years under normal market conditions.

3.   WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUND?

The price and yield of this fund will change daily due to changes in interest rates and other factors, which means you could lose money. The main risks of investing in this fund include:

Interest Rate Risk: Debt securities typically decrease in value when interest rates rise. This risk is usually greater for longer-term debt securities.

Income Risk: The fund's income could decline due to falling market interest rates.

Credit Risk: An issuer of debt securities may not make timely principal or interest payments on its securities, or the other party to a contract (such as a securities lending agreement) may default on its obligations.

Call Risk: During periods of falling interest rates, a bond issuer may "call" -- or repay -- its high-yielding bonds before their maturity date. The fund would then be forced to invest the unanticipated proceeds at lower interest rates, resulting in a decline in the fund's income.

Risks of Municipal Lease Obligations: Many municipal leases and contracts contain "non-appropriation" clauses that provide that the governmental issuer has no obligation to make future payments under the lease or contract unless money is appropriated for this purpose by the appropriate legislative body.

Political and Economic Risk: Because the fund invests primarily in municipal securities issued by the state of California and its political subdivisions, the fund will be particularly affected by political and economic conditions and developments in that state. The value of municipal securities owned by the fund also may be adversely affected by future changes in federal or state income tax laws, including rate reductions or the imposition of a flat tax.

Risks of Non-Diversification: The fund is non-diversified. This means that it may invest a larger portion of its assets in a limited number of issuers than a diversified fund. Because a relatively high percentage of the fund's assets may be invested in the securities of a limited number of issuers, the fund may be more susceptible to any single economic, political or regulatory occurrence than a diversified fund.

Fund Performance Information

Because California Tax Free Fund shares were not offered prior to the date of this profile, no performance information is presented for these shares.

4.   WHAT ARE THE FEES AND EXPENSES OF THE FUND?

As an investor, you pay fees and expenses to buy and hold shares of the fund. You pay shareholder fees directly when you buy or sell shares. You pay annual fund operating expenses indirectly since they are deducted from fund assets.

--------------------------------------------------------------------------------
SHAREHOLDER FEES                                              CLASS A    CLASS C
--------------------------------------------------------------------------------
     MAXIMUM SALES CHARGE (LOAD)
     AS A % OF OFFERING PRICE                                2.50%(1)      1.00%
     MAXIMUM DEFERRED SALES CHARGE (LOAD)
     AS A % OF ORIGINAL PURCHASE PRICE OR REDEMPTION
     PROCEEDS, WHICHEVER IS LESS                             0.00%(2)      1.00%
ANNUAL FUND OPERATING EXPENSES AS A % OF AVERAGE NET ASSETS
--------------------------------------------------------------------------------
     Management Fees                                            0.70%      0.70%
     Distribution and Service (12b-1) Fees                      0.25%      1.00%
     Other Expenses(3)                                          ____%      ____%
     TOTAL(4)                                                   ____%      ____%
--------------------------------------------------------------------------------
(1) Investments of $1 million or more on which no front-end sales charge is paid may be subject to a contingent deferred sales charge.
(2) Certain investors may qualify for reduced sales charges.
(3) "Other expenses" are based on estimated amounts for the current fiscal year.
(4) THE ADVISOR INTENDS TO WAIVE FEES DURING THE CURRENT FISCAL YEAR SO THAT TOTAL FUND OPERATING EXPENSES DO NOT EXCEED 0.55% AND 0.95%, RESPECTIVELY, FOR CLASS A AND CLASS C SHARES. FEE WAIVERS MAY BE DISCONTINUED AT ANY TIME.

--------------------------------------------------------------------------------
EXAMPLE This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:
--------------------------------------------------------------------------------

                                                       CLASS C           CLASS C
                                                      assuming       assuming no
                                                    redemption        redemption
                                                     at end of         at end of
                                     CLASS A       each period       each period
--------------------------------------------------------------------------------

1 year                               $______           $______           $______
3 years                              $______           $______           $______

5.   WHO MANAGES THE FUND?

U.S. Bank National Association (U.S. Bank), acting through its First American Asset Management division, is the fund's investment advisor. First American Asset Management provides investment management services to individuals and institutions, including corporations, foundations, pensions and retirement plans. As of December 31, 1999, it had more than $ ____ billion in assets under management, including investment company assets of more than $ ____ billion. As investment advisor, First American Asset Management manages the fund's business and investment activities, subject to the authority of the board of directors.

The fund is managed by a team of persons associated with First American Asset Management.

6.   HOW DO I BUY FUND SHARES?

You may become a shareholder in the fund with an initial investment of $1,000 or more ($250 for a retirement plan or a UGMA/UTMA account). Additional investments can be made for as little as $100 ($25 for a retirement plan or a UGMA/UTMA account). Your purchase price is typically the net asset value of your shares, plus a front-end sales charge. Sales charges vary depending on the amount of your purchase. The fund's distributor receives the sales charge you pay and reallows a portion of the sales charge to your broker or participating institution.

                                    Sales Charge--Class A                Maximum
                                                                     Reallowance
                                      As a % of       As a % of        as a % of
                                       Offering      Net  Asset         Purchase
                                          Price           Value            Price
--------------------------------------------------------------------------------
Less than  $ 50,000                       2.50%           2.56%            2.25%
$ 50,000 - $ 99,999                       2.00%           2.04%            1.75%
$100,000 - $249,999                       1.50%           1.52%            1.25%
$250,000 - $499,999                       1.00%           1.01%            0.75%
$500,000 - $999,999                       0.75%           0.76%            0.50%
$1 million and over                       0.00%           0.00%            0.00%

You may purchase shares by calling your broker or financial institution, or by simply completing and signing a new account form, enclose a check made payable to the fund you wish to invest in, and mailing both to: First American Funds, c/o DST Systems, Inc., P.O. Box 219382, Kansas City, Missouri 64121-9382. New account forms may be obtained by calling us at 1-800-637-2548.

7.   HOW CAN I SELL FUND SHARES?

If you purchased shares through a broker or financial institution, simply call them to sell your shares. If you did not purchase shares through a broker or financial institution, you may sell your shares by calling 1-800-637-2548. To sell shares by mail, send a written request to your broker or financial institution, or to the fund at the following address: First American Funds, c/o DST Systems, Inc., P.O. Box 219382, Kansas City, Missouri 64121-9382.

8.   HOW ARE FUND DISTRIBUTIONS MADE AND TAXED?

Dividends from the fund's net investment income are declared and paid monthly. Any capital gains are distributed at least once each year. The fund intends to meet certain federal tax requirements so that distributions of tax-exempt interest income may be treated as "exempt-interest dividends." These dividends are not subject to regular federal income tax. However, the fund may invest up to 20% of its net assets in municipal securities the interest on which is subject to the alternative minimum tax. Any portion of exempt-interest dividends attributable to interest on these securities may increase some shareholders' alternative minimum tax. The fund expects that its distributions will consist primarily of exempt-interest dividends.

California Tax Free Fund intends to comply with certain state tax requirements so that dividends it pays that are attributable to interest on California municipal securities will be excluded from the California taxable income of individuals, trusts and estates. To meet these requirements, at least 50% of the value of the fund's total assets must consist of obligations which pay interest that is exempt from California personal income tax. Exempt-interest dividends are not excluded from the California taxable income of corporations and financial institutions. In addition, dividends derived from interest paid on California municipal bonds (including securities treated for federal purposes as private activity bonds) will not be subject to the alternative minimum tax that California imposes on individuals, trusts and estates.

9.   WHAT SERVICES ARE OFFERED BY THE FUND?

First American offers several ways to make it easier for you to manage your account, such as: telephone transactions; wire and electronic funds transfers; automatic investing; systematic withdrawals; and exchange privileges with other First American Funds. Personal service is always available by calling Investor Services at 1-800-637-2548.

First American Colorado Tax Free Fund Profile
Class A and Class C Shares
February 1, 2000

This Profile summarizes key information about the fund that is included in the fund's prospectus. The fund's prospectus includes additional information about the fund, including a more detailed description of the risks associated with investing in the fund that you may want to consider before you invest. You may obtain the prospectus and other information about the fund at no cost by calling us at 1-800-637-2548, or by contacting your investment professional.

1.   WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

Colorado Tax Free Fund has an objective of providing maximum current income that is exempt from both federal income tax and Colorado state income tax to the extent consistent with prudent investment risk.

2.   WHAT IS THE FUND'S PRINCIPAL INVESTMENT STRATEGY?

Under normal market conditions, Colorado Tax Free Fund invests at least 80% of its net assets in municipal securities that pay interest that is exempt from federal and Colorado income tax, including the federal alternative minimum tax. The fund normally may invest up to 20% of its net assets in taxable obligations, including obligations the interest on which is subject to the federal alternative minimum tax. The fund may invest in: "general obligation" bonds, which are backed by the full faith, credit and taxing power of the issuer; "revenue" bonds, which are payable only from the revenues generated by a specific project or from another specific revenue source; participation interests in municipal leases; zero coupon municipal securities, which pay no cash income to their holders until they mature; and inverse floating rate municipal securities (up to 10% of the fund's total assets).

The fund only invests in securities that, at the time of purchase, are either rated investment grade or are unrated and determined to be of comparable quality by the fund's advisor. Unrated securities will not exceed 25% of the fund's total assets (not including unrated securities that have been pre-refunded with U.S. Government securities and U.S. Government agency securities). The fund will attempt to maintain the weighted average maturity of its portfolio securities at 10 to 25 years under normal market conditions.

3.   WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUND?

The price and yield of this fund will change daily due to changes in interest rates and other factors, which means you could lose money. The main risks of investing in this fund include:

Interest Rate Risk: Debt securities typically decrease in value when interest rates rise. This risk is usually greater for longer-term debt securities.

Income Risk: The fund's income could decline due to falling market interest rates.

Credit Risk: An issuer of debt securities may not make timely principal or interest payments on its securities, or the other party to a contract (such as a securities lending agreement) may default on its obligations.

Call Risk: During periods of falling interest rates, a bond issuer may "call" -- or repay -- its high-yielding bonds before their maturity date. The fund would then be forced to invest the unanticipated proceeds at lower interest rates, resulting in a decline in the fund's income.

Risks of Municipal Lease Obligations: Many municipal leases and contracts contain "non-appropriation" clauses that provide that the governmental issuer has no obligation to make future payments under the lease or contract unless money is appropriated for this purpose by the appropriate legislative body.

Political and Economic Risk: Because the fund invests primarily in municipal securities issued by the state of California and its political subdivisions, the fund will be particularly affected by political and economic conditions and developments in that state. The value of municipal securities owned by the fund also may be adversely affected by future changes in federal or state income tax laws, including rate reductions or the imposition of a flat tax.

Risks of Non-Diversification: The fund is non-diversified. This means that it may invest a larger portion of its assets in a limited number of issuers than a diversified fund. Because a relatively high percentage of the fund's assets may be invested in the securities of a limited number of issuers, the fund may be more susceptible to any single economic, political or regulatory occurrence than a diversified fund.

Fund Performance Information

Because Colorado Tax Free Fund shares were not offered prior to the date of this prospectus, no performance information is presented for these shares.

4.   WHAT ARE THE FEES AND EXPENSES OF THE FUND?

As an investor, you pay fees and expenses to buy and hold shares of the fund. You pay shareholder fees directly when you buy or sell shares. You pay annual fund operating expenses indirectly since they are deducted from fund assets.

--------------------------------------------------------------------------------
SHAREHOLDER FEES                                              CLASS A    CLASS C
--------------------------------------------------------------------------------
     MAXIMUM SALES CHARGE (LOAD)
     AS A % OF OFFERING PRICE                                 2.50%(1)     1.00%
     MAXIMUM DEFERRED SALES CHARGE (LOAD)
     AS A % OF ORIGINAL PURCHASE PRICE OR REDEMPTION
     PROCEEDS, WHICHEVER IS LESS                              0.00%(2)     1.00%
ANNUAL FUND OPERATING EXPENSES AS A % OF AVERAGE NET ASSETS
--------------------------------------------------------------------------------
     Management Fees                                             0.70%     0.70%
     Distribution and Service (12b-1) Fees                       0.25%     1.00%
     Other Expenses(3)                                           ____%     ____%
     TOTAL(4)                                                    ____%     ____%
--------------------------------------------------------------------------------
(1) Certain investors may qualify for reduced sales charges.
(2) Investments of $1 million or more on which no front-end sales charge is paid may be subject to a contingent deferred sales charge.
(3) "Other expenses" are based on estimated amounts for the current fiscal year.
(4) THE ADVISOR INTENDS TO WAIVE FEES DURING THE CURRENT FISCAL YEAR SO THAT TOTAL FUND OPERATING EXPENSES DO NOT EXCEED 0.55% AND 0.95%, RESPECTIVELY, FOR CLASS A AND CLASS C SHARES. FEE WAIVERS MAY BE DISCONTINUED AT ANY TIME.

--------------------------------------------------------------------------------
EXAMPLE This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:
--------------------------------------------------------------------------------

                                                      CLASS C            CLASS C
                                                     assuming        assuming no
                                                   redemption         redemption
                                                    at end of          at end of
                                  CLASS A         each period        each period
--------------------------------------------------------------------------------

1 year                            $______             $______            $______
3 years                           $______             $______            $______

5.   WHO MANAGES THE FUND?

U.S. Bank National Association (U.S. Bank), acting through its First American Asset Management division, is the fund's investment advisor. First American Asset Management provides investment management services to individuals and institutions, including corporations, foundations, pensions and retirement plans. As of December 31, 1999, it had more than $ ____ billion in assets under management, including investment company assets of more than $ ____ billion. As investment advisor, First American Asset Management manages the fund's business and investment activities, subject to the authority of the board of directors.

The fund is managed by a team of persons associated with First American Asset Management.

6.   HOW DO I BUY FUND SHARES?

You may become a shareholder in the fund with an initial investment of $1,000 or more ($250 for a retirement plan or a UGMA/UTMA account). Additional investments can be made for as little as $100 ($25 for a retirement plan or a UGMA/UTMA account). Your purchase price is typically the net asset value of your shares, plus a front-end sales charge. Sales charges vary depending on the amount of your purchase. The fund's distributor receives the sales charge you pay and reallows a portion of the sales charge to your broker or participating institution.

                                   Sales Charge--Class A                 Maximum
                                                                     Reallowance
                                     As a % of        As a % of        as a % of
                                      Offering       Net  Asset         Purchase
                                         Price            Value            Price
--------------------------------------------------------------------------------
Less than  $ 50,000                      2.50%            2.56%            2.25%
$ 50,000 - $ 99,999                      2.00%            2.04%            1.75%
$100,000 - $249,999                      1.50%            1.52%            1.25%
$250,000 - $499,999                      1.00%            1.01%            0.75%
$500,000 - $999,999                      0.75%            0.76%            0.50%
$1 million and over                      0.00%            0.00%            0.00%

You may purchase shares by calling your broker or financial institution, or by simply completing and signing a new account form, enclose a check made payable to the fund you wish to invest in, and mailing both to: First American Funds, c/o DST Systems, Inc., P.O. Box 219382, Kansas City, Missouri 64121-9382. New account forms may be obtained by calling us at 1-800-637-2548.

7.   HOW CAN I SELL FUND SHARES?

If you purchased shares through a broker or financial institution, simply call them to sell your shares. If you did not purchase shares through a broker or financial institution, you may sell your shares by calling 1-800-637-2548. To sell shares by mail, send a written request to your broker or financial institution, or to the fund at the following address: First American Funds, c/o DST Systems, Inc., P.O. Box 219382, Kansas City, Missouri 64121-9382.

8.   HOW ARE FUND DISTRIBUTIONS MADE AND TAXED?

Dividends from the fund's net investment income are declared and paid monthly. Any capital gains are distributed at least once each year. The fund intends to meet certain federal tax requirements so that distributions of tax-exempt interest income may be treated as "exempt-interest dividends." These dividends are not subject to regular federal income tax. However, the fund may invest up to 20% of its net assets in municipal securities the interest on which is subject to the alternative minimum tax. Any portion of exempt-interest dividends attributable to interest on these securities may increase some shareholders' alternative minimum tax. The fund expects that its distributions will consist primarily of exempt-interest dividends.

Dividends paid by Colorado Tax Free Fund will be exempt from Colorado income taxes for individuals, trusts, estates and corporations to the extent that they are derived from interest on Colorado municipal securities. In addition, dividends derived from interest on Colorado municipal securities (including securities treated for federal purposes as private activity bonds) will not be subject to the alternative minimum tax that Colorado imposes on individuals, trusts and estates.

9.   WHAT SERVICES ARE OFFERED BY THE FUND?

First American offers several ways to make it easier for you to manage your account, such as: telephone transactions; wire and electronic funds transfers; automatic investing; systematic withdrawals; and exchange privileges with other First American Funds. Personal service is always available by calling Investor Services at 1-800-637-2548.

First American Minnesota Tax Free Fund Profile
Class A and Class C Shares
February 1, 2000

This Profile summarizes key information about the fund that is included in the fund's prospectus. The fund's prospectus includes additional information about the fund, including a more detailed description of the risks associated with investing in the fund that you may want to consider before you invest. You may obtain the prospectus and other information about the fund at no cost by calling us at 1-800-637-2548, or by contacting your investment professional.

1.   WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

Minnesota Tax Free Fund has an objective of providing maximum current income that is exempt from both federal income tax and Minnesota state income tax to the extent consistent with prudent investment risk.

2.   WHAT IS THE FUND'S PRINCIPAL INVESTMENT STRATEGY?

Under normal market conditions, Minnesota Tax Free Fund invests at least 80% of its net assets in municipal securities that pay interest that is exempt from federal and Minnesota income tax, including federal and state of Minnesota alternative minimum tax. The fund normally may invest up to 20% of its net assets in taxable obligations, including obligations the interest on which is subject to federal and state of Minnesota alternative minimum tax. The fund may invest in: "general obligation" bonds, which are backed by the full faith, credit and taxing power of the issuer; "revenue" bonds, which are payable only from the revenues generated by a specific project or from another specific revenue source; participation interests in municipal leases; zero coupon municipal, which pay no cash income to their holders until they mature; and inverse floating rate municipal securities (up to 10% of the fund's total assets).

The fund only invests in securities that, at the time of purchase, are either rated investment grade or are unrated and determined to be of comparable quality by the fund's advisor. Unrated securities will not exceed 25% of the fund's total assets (not including unrated securities that have been pre-refunded with U.S. Government securities and U.S. Government agency securities). The fund will attempt to maintain the weighted average maturity of its portfolio securities at 10 to 25 years under normal market conditions.

Additional information about the fund's investments is available in the fund's annual and semi-annual reports to shareholders. In the fund's annual report you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during the last fiscal year. You may obtain either or both of these reports at no cost by calling us at 1-800-637-2548.

3.   WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUND?

The price and yield of this fund will change daily due to changes in interest rates and other factors, which means you could lose money. The main risks of investing in this fund include:

Interest Rate Risk: Debt securities typically decrease in value when interest rates rise. This risk is usually greater for longer-term debt securities.

Income Risk: The fund's income could decline due to falling market interest rates.

Credit Risk: An issuer of debt securities may not make timely principal or interest payments on its securities, or the other party to a contract (such as a securities lending agreement) may default on its obligations.

Call Risk: During periods of falling interest rates, a bond issuer may "call" -- or repay -- its high-yielding bonds before their maturity date. The fund would then be forced to invest the unanticipated proceeds at lower interest rates, resulting in a decline in the fund's income.

Risks of Municipal Lease Obligations: Many municipal leases and contracts contain "non-appropriation" clauses that provide that the governmental issuer has no obligation to make future payments under the lease or contract unless money is appropriated for this purpose by the appropriate legislative body.

Political and Economic Risk: Because the fund invests primarily in municipal securities issued by the state of California and its political subdivisions, the fund will be particularly affected by political and economic conditions and developments in that state. The value of municipal securities owned by the fund also may be adversely affected by future changes in federal or state income tax laws, including rate reductions or the imposition of a flat tax.

Risks of Non-Diversification: The fund is non-diversified. This means that it may invest a larger portion of its assets in a limited number of issuers than a diversified fund. Because a relatively high percentage of the fund's assets may be invested in the securities of a limited number of issuers, the fund may be more susceptible to any single economic, political or regulatory occurrence than a diversified fund.

Fund Performance Information

The following illustrations provide you with information on the fund's volatility and performance. Of course, how the fund has performed in the past does not necessarily indicate how it will perform in the future. The bar chart shows you how performance of the fund's Class A shares has varied from year to year. The performance of Class C shares will be lower due to their higher expenses. Sales charges are not reflected in the chart; if they had been, returns would be lower.

The table compares the fund's performance for Class A shares over different time periods to that of the fund's benchmark index, which is a broad measure of market performance. However, because Class C shares have not been offered for a full calendar year, no information is presented for these shares. The fund's performance reflects sales charges and fund expenses; the benchmark is unmanaged and has no expenses. Both the chart and the table assume that all distributions have been reinvested.

ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR
6.40%   10.97%   8.14%   11.97%   -5.47%   19.37%   2.73%   8.77%   6.40%
--------------------------------------------------------------------------------
1990    1991     1992    1993     1994     1995     1996    1997    1998    1999

BEST QUARTER:
Quarter ending:         3/31/95
Total Return            7.83%

WORST QUARTER:
Quarter ending:         3/31/94
Total Return            -4.94%

AVERAGE ANNUAL TOTAL RETURNS         Inception                               Ten
AS OF 12/31/99                           Dates    One Year   Five Years    Years
--------------------------------------------------------------------------------
Minnesota Tax Free Fund (Class A)      7/11/88       ____%        ____%    ____%
--------------------------------------------------------------------------------
Lehman Brothers Municipal Bond Index                 ____%        ____%    ____%
--------------------------------------------------------------------------------

4.   WHAT ARE THE FEES AND EXPENSES OF THE FUND?

As an investor, you pay fees and expenses to buy and hold shares of the fund. You pay shareholder fees directly when you buy or sell shares. You pay annual fund operating expenses indirectly since they are deducted from fund assets. The figures below show fund expenses during the fiscal year ended September 30, 1999.(1)

--------------------------------------------------------------------------------
SHAREHOLDER FEES                                              CLASS A    CLASS C
--------------------------------------------------------------------------------
     MAXIMUM SALES CHARGE (LOAD)
     AS A % OF OFFERING PRICE                                2.50%(2)      1.00%
     MAXIMUM DEFERRED SALES CHARGE (LOAD)
     AS A % OF ORIGINAL PURCHASE PRICE OR REDEMPTION
     PROCEEDS, WHICHEVER IS LESS                             0.00%(3)      1.00%
ANNUAL FUND OPERATING EXPENSES AS A % OF AVERAGE NET ASSETS
--------------------------------------------------------------------------------
     Management Fees                                            0.70%      0.70%
     Distribution and Service (12b-1) Fees                      0.25%      1.00%
     Other Expenses                                             ____%      ____%
     TOTAL                                                      ____%      ____%
--------------------------------------------------------------------------------

(1) Actual expenses for the fiscal year were lower than those shown in the table because of voluntary fee waivers by the advisor and the distributor. The net expenses the fund actually paid after waivers for the fiscal year ended September 30, 1999 were ____%, ____%, respectively, for Class A and Class C shares. THE ADVISOR INTENDS TO WAIVE FEES DURING THE CURRENT FISCAL YEAR SO THAT TOTAL FUND OPERATING EXPENSES DO NOT EXCEED 0.95% AND 1.35%, RESPECTIVELY, FOR CLASS A AND CLASS C SHARES. FEE WAIVERS MAY BE DISCONTINUED AT ANY TIME.
(2) Certain investors may qualify for reduced sales charges.
(3) Class A share investments of $1 million or more on which no front-end sales charge is paid may be subject to a contingent deferred sales charge.

--------------------------------------------------------------------------------
EXAMPLE This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:
--------------------------------------------------------------------------------

                                                         CLASS C         CLASS C
                                                        assuming     assuming no
                                                      redemption      redemption
                                                       at end of       at end of
                                        CLASS A      each period     each period
--------------------------------------------------------------------------------

1 year                                   $  356           $  383          $  283
3 years                                  $  582           $  667          $  667
5 years                                  $  825           $1,075          $1,075
10 years                                 $1,523           $2,216          $2,216

5.   WHO MANAGES THE FUND?

U.S. Bank National Association (U.S. Bank), acting through its First American Asset Management division, is the fund's investment advisor. First American Asset Management provides investment management services to individuals and institutions, including corporations, foundations, pensions and retirement plans. As of December 31, 1999, it had more than $ ____ billion in assets under management, including investment company assets of more than $ ____ billion. As investment advisor, First American Asset Management manages the fund's business and investment activities, subject to the authority of the board of directors.

The fund is managed by a team of persons associated with First American Asset Management.

6.   HOW DO I BUY FUND SHARES?

You may become a shareholder in the fund with an initial investment of $1,000 or more ($250 for a retirement plan or a UGMA/UTMA account). Additional investments can be made for as little as $100 ($25 for a retirement plan or a UGMA/UTMA account). Your purchase price is typically the net asset value of your shares, plus a front-end sales charge. Sales charges vary depending on the amount of your purchase. The fund's distributor receives the sales charge you pay and reallows a portion of the sales charge to your broker or participating institution.

                                 Sales Charge--Class A                   Maximum
                                                                     Reallowance
                                   As a % of         As a % of         as a % of
                                    Offering        Net  Asset          Purchase
                                       Price             Value             Price
--------------------------------------------------------------------------------
Less than  $ 50,000                    2.50%             2.56%             2.25%
$ 50,000 - $ 99,999                    2.00%             2.04%             1.75%
$100,000 - $249,999                    1.50%             1.52%             1.25%
$250,000 - $499,999                    1.00%             1.01%             0.75%
$500,000 - $999,999                    0.75%             0.76%             0.50%
$1 million and over                    0.00%             0.00%             0.00%

You may purchase shares by calling your broker or financial institution, or by simply completing and signing a new account form, enclose a check made payable to the fund you wish to invest in, and mailing both to: First American Funds, c/o DST Systems, Inc., P.O. Box 219382, Kansas City, Missouri 64121-9382. New account forms may be obtained by calling us at 1-800-637-2548.

7.   HOW CAN I SELL FUND SHARES?

If you purchased shares through a broker or financial institution, simply call them to sell your shares. If you did not purchase shares through a broker or financial institution, you may sell your shares by calling 1-800-637-2548. To sell shares by mail, send a written request to your broker or financial institution, or to the fund at the following address: First American Funds, c/o DST Systems, Inc., P.O. Box 219382, Kansas City, Missouri 64121-9382.

8.   HOW ARE FUND DISTRIBUTIONS MADE AND TAXED?

Dividends from the fund's net investment income are declared and paid monthly. Any capital gains are distributed at least once each year. The fund intends to meet certain federal tax requirements so that distributions of tax-exempt interest income may be treated as "exempt-interest dividends." These dividends are not subject to regular federal income tax. However, the fund may invest up to 20% of its net assets in municipal securities the interest on which is subject to the alternative minimum tax. Any portion of exempt-interest dividends attributable to interest on these securities may increase some shareholders' alternative minimum tax. The fund expects that its distributions will consist primarily of exempt-interest dividends.

Minnesota Tax Free Fund intends to comply with certain state tax requirements so that dividends it pays that are attributable to interest on Minnesota municipal securities will be excluded from the Minnesota taxable net income of individuals, estates and trusts. To meet these requirements, at least 95% of the exempt-interest dividends paid by the fund must be derived from interest income on Minnesota municipal securities. A portion of the fund's dividends may be subject to the Minnesota alternative minimum tax. Exempt-interest dividends are not excluded from the Minnesota taxable income of corporations and financial institutions

9.   WHAT SERVICES ARE OFFERED BY THE FUND?

First American offers several ways to make it easier for you to manage your account, such as: telephone transactions; wire and electronic funds transfers; automatic investing; systematic withdrawals; and exchange privileges with other First American Funds. Personal service is always available by calling Investor Services at 1-800-637-2548.

First American Tax Free Fund Profile
Class A and Class C Shares
February 1, 2000

This Profile summarizes key information about the fund that is included in the fund's prospectus. The fund's prospectus includes additional information about the fund, including a more detailed description of the risks associated with investing in the fund that you may want to consider before you invest. You may obtain the prospectus and other information about the fund at no cost by calling us at 1-800-637-2548, or by contacting your investment professional.

1.   WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

Tax Free Fund has an objective of providing maximum current income that is exempt from federal income tax to the extent consistent with prudent investment risk.

2.   WHAT IS THE FUND'S PRINCIPAL INVESTMENT STRATEGY?

Under normal market conditions, Tax Free Fund invests at least 80% of its net assets in municipal securities that pay interest that is exempt from federal income tax, including the federal alternative minimum tax. The fund normally may invest up to 20% of its net assets in taxable obligations, including obligations subject to the federal alternative minimum tax. The fund may invest in: "general obligation" bonds, which are backed by the full faith, credit and taxing power of the issuer; "revenue" bonds, which are payable only from the revenues generated by a specific project or from another specific revenue source; participation interests in municipal leases; zero coupon municipal securities, which pay no cash income to their holders until they mature; and inverse floating rate municipal securities (up to 10% of the fund's total assets).

The fund only invests in securities that, at the time of purchase, are either rated investment grade or are unrated and determined to be of comparable quality by the fund's advisor. Unrated securities will not exceed 25% of the fund's total assets (not including unrated securities that have been pre-refunded with U.S. Government securities and U.S. Government agency securities). The fund will attempt to maintain the weighted average maturity of its portfolio securities at 10 to 25 years under normal market conditions.

Additional information about the fund's investments is available in the fund's annual and semi-annual reports to shareholders. In the fund's annual report you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during the last fiscal year. You may obtain either or both of these reports at no cost by calling us at 1-800-637-2548.

3.   WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUND?

The price and yield of this fund will change daily due to changes in interest rates and other factors, which means you could lose money. The main risks of investing in this fund include:

Interest Rate Risk: Debt securities typically decrease in value when interest rates rise. This risk is usually greater for longer-term debt securities.

Income Risk: The fund's income could decline due to falling market interest rates.

Credit Risk: An issuer of debt securities may not make timely principal or interest payments on its securities, or the other party to a contract (such as a securities lending agreement) may default on its obligations.

Call Risk: During periods of falling interest rates, a bond issuer may "call" -- or repay -- its high-yielding bonds before their maturity date. The fund would then be forced to invest the unanticipated proceeds at lower interest rates, resulting in a decline in the fund's income.

Risks of Municipal Lease Obligations: Many municipal leases and contracts contain "non-appropriation" clauses that provide that the governmental issuer has no obligation to make future payments under the lease or contract unless money is appropriated for this purpose by the appropriate legislative body.

Political and Economic Risk: Because the fund invests primarily in municipal securities issued by the state of California and its political subdivisions, the fund will be particularly affected by political and economic conditions and developments in that state. The value of municipal securities owned by the fund also may be adversely affected by future changes in federal or state income tax laws, including rate reductions or the imposition of a flat tax.

Fund Performance Information

The following illustrations provide you with information on the fund's volatility and performance. Of course, how the fund has performed in the past does not necessarily indicate how it will perform in the future. The bar chart shows you how performance of the fund's Class A shares has varied from year to year. The performance of Class C shares will be lower due to their higher expenses. Sales charges are not reflected in the chart; if they had been, returns would be lower.

The table compares the fund's performance for Class A shares over different time periods to that of the fund's benchmark index, which is a broad measure of market performance. However, because Class C shares have not been offered for a full calendar year, no information is presented for these shares. The fund's performance reflects sales charges and fund expenses; the benchmark is unmanaged and has no expenses. Both the chart and the table assume that all distributions have been reinvested.

ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR
7.24%   12.03%   8.58%   14.55%   -8.46%   18.54%   3.45%   9.04%   5.93%
--------------------------------------------------------------------------------
1990    1991     1992    1993     1994     1995     1996    1997     1998   1999

BEST QUARTER:
Quarter ending:         3/31/95
Total Return            7.99%

WORST QUARTER:
Quarter ending:         3/31/94
Total Return            -7.65%

AVERAGE ANNUAL TOTAL RETURNS          Inception                              Ten
AS OF 12/31/99                            Dates   One Year   Five Years    Years
--------------------------------------------------------------------------------
Tax Free Fund (Class A)                 7/11/88      ____%        ____%    ____%
--------------------------------------------------------------------------------
Lehman Brothers Municipal Bond Index                 ____%        ____%    ____%
--------------------------------------------------------------------------------

4.   WHAT ARE THE FEES AND EXPENSES OF THE FUND?

As an investor, you pay fees and expenses to buy and hold shares of the fund. You pay shareholder fees directly when you buy or sell shares. You pay annual fund operating expenses indirectly since they are deducted from fund assets. The figures below show fund expenses during the fiscal year ended September 30, 1999.(1)

--------------------------------------------------------------------------------
SHAREHOLDER FEES                                              CLASS A    CLASS C
--------------------------------------------------------------------------------
     MAXIMUM SALES CHARGE (LOAD)
     AS A % OF OFFERING PRICE                                2.50%(2)      1.00%
     MAXIMUM DEFERRED SALES CHARGE (LOAD)
     AS A % OF ORIGINAL PURCHASE PRICE OR REDEMPTION
     PROCEEDS, WHICHEVER IS LESS                             0.00%(3)      1.00%
ANNUAL FUND OPERATING EXPENSES AS A % OF AVERAGE NET ASSETS
--------------------------------------------------------------------------------
     Management Fees                                            0.70%      0.70%
     Distribution and Service (12b-1) Fees                      0.25%      1.00%
     Other Expenses                                             ____%      ____%
     TOTAL                                                      ____%      ____%
--------------------------------------------------------------------------------

(1) Actual expenses for the fiscal year were lower than those shown in the table because of voluntary fee waivers by the advisor and the distributor. The net expenses the fund actually paid after waivers for the fiscal year ended September 30, 1999 were ____%, ____%, respectively, for Class A and Class C shares. THE ADVISOR INTENDS TO WAIVE FEES DURING THE CURRENT FISCAL YEAR SO THAT TOTAL FUND OPERATING EXPENSES DO NOT EXCEED 0.95% AND 1.35%, RESPECTIVELY, FOR CLASS A AND CLASS C SHARES. FEE WAIVERS MAY BE DISCONTINUED AT ANY TIME.
(2) Certain investors may qualify for reduced sales charges.
(3) Investments of $1 million or more on which no front-end sales charge is paid may be subject to a contingent deferred sales charge.

--------------------------------------------------------------------------------
EXAMPLE This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:
--------------------------------------------------------------------------------

                                                        CLASS C          CLASS C
                                                       assuming      assuming no
                                                     redemption       redemption
                                                      at end of        at end of
                                      CLASS A       each period      each period
--------------------------------------------------------------------------------

1 year                                 $  365            $  392           $  292
3 years                                $  609            $  694           $  694
5 years                                $  872            $1,121           $1,121
10 years                               $1,624            $2,310           $2,310

5.   WHO MANAGES THE FUND?

U.S. Bank National Association (U.S. Bank), acting through its First American Asset Management division, is the fund's investment advisor. First American Asset Management provides investment management services to individuals and institutions, including corporations, foundations, pensions and retirement plans. As of December 31, 1999, it had more than $ ____ billion in assets under management, including investment company assets of more than $ ____ billion. As investment advisor, First American Asset Management manages the fund's business and investment activities, subject to the authority of the board of directors.

The fund is managed by a team of persons associated with First American Asset Management.

6.   HOW DO I BUY FUND SHARES?

You may become a shareholder in the fund with an initial investment of $1,000 or more ($250 for a retirement plan or a UGMA/UTMA account). Additional investments can be made for as little as $100 ($25 for a retirement plan or a UGMA/UTMA account). Your purchase price is typically the net asset value of your shares, plus a front-end sales charge. Sales charges vary depending on the amount of your purchase. The fund's distributor receives the sales charge you pay and reallows a portion of the sales charge to your broker or participating institution.

                               Sales Charge--Class A                     Maximum
                                                                     Reallowance
                                 As a % of           As a % of         as a % of
                                  Offering          Net  Asset          Purchase
                                     Price               Value             Price
--------------------------------------------------------------------------------
Less than  $ 50,000                  2.50%               2.56%             2.25%
$ 50,000 - $ 99,999                  2.00%               2.04%             1.75%
$100,000 - $249,999                  1.50%               1.52%             1.25%
$250,000 - $499,999                  1.00%               1.01%             0.75%
$500,000 - $999,999                  0.75%               0.76%             0.50%
$1 million and over                  0.00%               0.00%             0.00%

You may purchase shares by calling your broker or financial institution, or by simply completing and signing a new account form, enclose a check made payable to the fund you wish to invest in, and mailing both to: First American Funds, c/o DST Systems, Inc., P.O. Box 219382, Kansas City, Missouri 64121-9382. New account forms may be obtained by calling us at 1-800-637-2548.

7.   HOW CAN I SELL FUND SHARES?

If you purchased shares through a broker or financial institution, simply call them to sell your shares. If you did not purchase shares through a broker or financial institution, you may sell your shares by calling 1-800-637-2548. To sell shares by mail, send a written request to your broker or financial institution, or to the fund at the following address: First American Funds, c/o DST Systems, Inc., P.O. Box 219382, Kansas City, Missouri 64121-9382.

8.   HOW ARE FUND DISTRIBUTIONS MADE AND TAXED?

Dividends from the fund's net investment income are declared and paid monthly. Any capital gains are distributed at least once each year. The fund intends to meet certain federal tax requirements so that distributions of tax-exempt interest income may be treated as "exempt-interest dividends." These dividends are not subject to regular federal income tax. However, the fund may invest up to 20% of its net assets in municipal securities the interest on which is subject to the alternative minimum tax. Any portion of exempt-interest dividends attributable to interest on these securities may increase some shareholders' alternative minimum tax. The fund expects that its distributions will consist primarily of exempt-interest dividends. Tax Free Fund's exempt-interest dividends may be subject to state or local taxes.

9.   WHAT SERVICES ARE OFFERED BY THE FUND?

First American offers several ways to make it easier for you to manage your account, such as: telephone transactions; wire and electronic funds transfers; automatic investing; systematic withdrawals; and exchange privileges with other First American Funds. Personal service is always available by calling Investor Services at 1-800-637-2548.